As filed with the Securities and Exchange Commission on April 30, 2025

1933 Act Registration No. 333-273052

1940 Act Registration No. 811-23887

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 150	[X]

and/or

Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 152	[X]

Roundhill ETF Trust

154 West 14th Street, 2nd Floor

New York, New York 10011
(646) 661-5441

Corporation Trust Company

1209 Orange Street
Wilmington, New Castle County, Delaware 19801

(Name and Address of Agent for Service)

Copy to:

Timothy Maloney
Roundhill Financial Inc.
154 West 14th Street, 2nd Floor

New York, New York 10011

Morrison Warren, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

Richard Coyle, Esq.
Chapman and Cutler LLP
320 South Canal Street
Chicago, Illinois 60606

It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]	On May 1, 2025 pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Registration Statement

This Registration Statement comprises the following papers and contents:

The Facing Sheet

Part A – Prospectus for Roundhill Bitcoin Covered Call Strategy ETF, Roundhill China Dragons ETF, Roundhill Daily 2X Long China Dragons ETF, Roundhill Daily 2X Long Magnificent Seven ETF, Roundhill Ether Covered Call Strategy ETF, Roundhill GLP-1 & Weight Loss ETF, Roundhill Innovation-100 0DTE Covered Call Strategy ETF, Roundhill Russell 2000 0DTE Covered Call Strategy ETF (formerly Roundhill Small Cap 0DTE Covered Call Strategy ETF), Roundhill S&P 500 0DTE Covered Call Strategy ETF, Roundhill S&P 500 Target 10 Managed Distribution ETF and Roundhill S&P 500 Target 20 Managed Distribution ETF.

Part B – Statement of Additional Information for Roundhill Bitcoin Covered Call Strategy ETF, Roundhill China Dragons ETF, Roundhill Daily 2X Long China Dragons ETF, Roundhill Daily 2X Long Magnificent Seven ETF, Roundhill Ether Covered Call Strategy ETF, Roundhill GLP-1 & Weight Loss ETF, Roundhill Innovation-100 0DTE Covered Call Strategy ETF, Roundhill Russell 2000 0DTE Covered Call Strategy ETF (formerly Roundhill Small Cap 0DTE Covered Call Strategy ETF), Roundhill S&P 500 0DTE Covered Call Strategy ETF, Roundhill S&P 500 Target 10 Managed Distribution ETF and Roundhill S&P 500 Target 20 Managed Distribution ETF.

Part C – Other Information

Signatures

Index to Exhibits

Exhibits

PROSPECTUS

Roundhill Bitcoin Covered Call Strategy ETF (YBTC)

May 1, 2025

Roundhill Bitcoin Covered Call Strategy ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	21
Additional Risks of Investing in the Fund	24
Management of the Fund	39
How to Buy and Sell Shares	42
Dividends, Distributions and Taxes	42
Distributor	46
Net Asset Value	47
Fund Service Providers	47
Premium/Discount Information	47
Investments by Other Investment Companies	48
Financial Highlights	49

Roundhill Bitcoin Covered Call Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded funds that provide exposure to bitcoin and whose shares trade on a U.S.-regulated securities exchange.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%

(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period January 17, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that hold bitcoin and whose shares trade on a U.S.-regulated securities exchange (each, a “Bitcoin ETF,” and collectively, the “Bitcoin ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETF or an index of Bitcoin ETFs (the “Bitcoin ETF Index”) as the reference asset (“Bitcoin ETF Options”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call Bitcoin ETF Options (“Bitcoin ETF Call Options”) to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Bitcoin ETFs. The Fund does not invest directly in bitcoin.

The Bitcoin ETF Options the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, a Bitcoin ETF or an index of Bitcoin ETFs) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, although the Fund may hold some shares of one or more Bitcoin ETFs, it will primarily derive its exposure to Bitcoin ETFs through Bitcoin ETF Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to a Bitcoin ETF. The Fund’s synthetic exposure to Bitcoin ETFs is achieved through the combination of purchasing call options and selling put options generally at the same strike price which synthetically creates the upside and downside participation in the price returns of a Bitcoin ETF or an index of Bitcoin ETFs. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETFs through the purchase of Bitcoin ETF Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Bitcoin ETFs through the sale of put Bitcoin ETF Options (“Bitcoin ETF Put Options”). As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Bitcoin ETF Call Options and sold Bitcoin ETF Put Options generally provide exposure to price returns of the Bitcoin ETF(s) both on the upside and downside.

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As the primary means by which the Fund intends to generate income, the Fund will sell Bitcoin ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Bitcoin ETFs beyond a certain point. If the value of the Bitcoin ETFs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the value of the Bitcoin ETFs appreciates in value beyond the strike price of one or more of the Bitcoin ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Bitcoin ETFs and the sold Bitcoin ETF Call Options) will limit the Fund’s participation in gains of the Bitcoin ETFs beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETFs into current income. It is expected that the Bitcoin ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. The Fund may also directly hold shares of one or more Bitcoin ETFs. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to Bitcoin ETF Options.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Bitcoin ETFs

The Bitcoin ETFs are structured as Delaware statutory trusts that issue shares representing fractional undivided beneficial interests in its net assets. Each Bitcoin ETF’s assets consist primarily of bitcoin. The Bitcoin ETFs seek to generally reflect the performance of the price of bitcoin. The Bitcoin ETFs are not investment companies registered under the 1940 Act, and the sponsors of the Bitcoin ETFs are not registered with the SEC as an investment adviser and are not subject to regulation by the SEC as such in connection with its activities with respect to the Bitcoin ETFs. The Bitcoin ETFs are not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Bitcoin ETFs.

Additional Information about the Bitcoin ETF Index

The Cboe Bitcoin U.S. ETF Index (CBTX) is a modified market capitalization-weighted index that is designed to track the performance of a basket of Bitcoin ETFs listed on U.S. exchanges. Cboe Bitcoin U.S. ETF Index Options are cash-settled, European style index options based on the Cboe Bitcoin U.S. ETF Index. Similarly, the Cboe Mini Bitcoin U.S. ETF Index (MBTX) Options are cash-settled, European style index options based on the Cboe Mini Bitcoin U.S. ETF Index that are designed to be 1/10th the size of the standard CBTX options contract.

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Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

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COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options, but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines, over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of the Bitcoin ETFs is derived through options exposure, rather than direct holdings of the shares of the Bitcoin ETFs. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of the Bitcoin ETFs may not be as precise as if the Fund were directly holding shares of the Bitcoin ETFs.

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

LIQUIDITY RISK. The market for Bitcoin ETF Options is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Bitcoin ETF Options.

BITCOIN ETF RISKS. The Fund will have significant exposure to the Bitcoin ETFs through its Bitcoin ETF Option positions. Accordingly, the Fund will be subject to the risks of the Bitcoin ETFs, set forth below. In addition to these risks, the Bitcoin ETFs are also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Legislation and Litigation Risk, Operational Risk and Structural ETF Risk.

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BITCOIN RISK. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although increased institutional adoption and regulatory clarity have recently improved market stability and broader acceptance, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, and macroeconomic factors rather than traditional fundamental analysis alone. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological advancements, regulatory developments, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and related digital assets has notably increased, particularly in jurisdictions like the United States and Europe, the global regulatory landscape remains fragmented. Sudden or significant regulatory actions—including new legislation, enforcement actions against key market participants, or policy shifts—can still materially impact bitcoin’s valuation and liquidity. Bitcoin markets remain susceptible to manipulation, fraud, theft, cybersecurity incidents, and operational disruptions, especially on trading platforms that lack robust regulatory oversight or proper cybersecurity standards. Furthermore, a significant concentration of bitcoin holdings among a limited number of large holders, often referred to as “whales,” continues to pose risks of price volatility or manipulation through coordinated transactions. Technological risks remain inherent in bitcoin and its underlying blockchain network. While advancements such as Layer 2 scaling solutions (e.g., the Lightning Network) have made meaningful progress toward addressing scalability and usability concerns, these technologies are still evolving and carry risks of technical vulnerabilities, hacking, and operational failures that may undermine confidence or negatively affect bitcoin’s value. The potential for blockchain forks—where disagreements among developers and stakeholders lead to competing blockchains—continues to exist. Although fewer contentious forks have occurred in recent times, such events could reoccur, introducing market confusion, diluting value, or weakening confidence in the Bitcoin blockchain. Competition from alternative blockchain networks and digital assets remains strong. Networks like Ethereum and other blockchain platforms with smart contract capabilities, privacy features, or superior scalability may attract broader adoption, thereby reducing bitcoin’s relative attractiveness or limiting its potential as an alternative payment system or digital store of value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin, consequently impacting the value of shares in Bitcoin ETFs or related investment products.

CUSTODY RISK. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by the Bitcoin ETFs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Bitcoin ETFs’ bitcoins. To the extent that the Bitcoin ETFs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a Bitcoin ETF’s bitcoins may be subject to theft, loss, destruction or other attack. The Bitcoin ETFs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Bitcoin ETFs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in a Bitcoin ETF’s technical infrastructure, which could result in theft, loss or damage of its assets. The Bitcoin ETFs do not control the operations of their service providers or their implementation of such security procedures and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding a Bitcoin ETF’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of a Bitcoin ETF’s service providers, and, as a result, an unauthorized party may obtain access to the Bitcoin ETF’s account at the custodian where its bitcoin is held, the relevant private keys (and therefore bitcoin) or other data or property of a Bitcoin ETF. Additionally, outside parties may attempt to fraudulently induce employees of a Bitcoin ETF or its service providers to disclose sensitive information in order to gain access to a Bitcoin ETF’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, a Bitcoin ETF and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

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DIGITAL ASSET TRADING PLATFORMS RISK. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability, and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance, and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures, and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions, and other technical risks. High-profile failures, breaches, or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions, or insolvency—can significantly reduce investor confidence, increase market volatility, and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe, and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures, or alter business models substantially, thereby affecting the prices of digital assets, including bitcoin. Investors should be aware that trading or custodying bitcoin on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention, or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

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IRREVOCABILITY OF TRANSACTIONS RISK. Bitcoin transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Bitcoin blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible and a Bitcoin ETF may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, a Bitcoin ETF’s bitcoin could be transferred from the Bitcoin ETF’s account at its custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

TRADING HALT RISK. Trading in shares of a Bitcoin ETF on U.S. securities exchanges may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares of the Bitcoin ETF inadvisable. In addition, trading of shares of a Bitcoin ETF on securities exchanges is subject to trading halts caused by extraordinary market volatility pursuant to an exchange’s “circuit breaker” rules. Shares of a Bitcoin ETF may be at a higher risk of a trading halt due to the volatility of bitcoin. In the event that shares of a Bitcoin ETF are subject to a trading halt, the Fund’s ability to pursue its principal investment strategy may be impaired and the Fund may be negatively affected.

VOLATILITY RISK. The price of bitcoin remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of bitcoin continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of bitcoin has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. Furthermore, speculative trading, leveraged positions, and derivatives markets tied to bitcoin continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to bitcoin, including Bitcoin ETFs, may experience heightened volatility compared to traditional investment products.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

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ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

ASSIGNMENT RISK. In response to a notification of an option holder’s desire to exercise the option held, the OCC may randomly assign the exercise notice to a clearing member, which must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that particular option. If the Fund is assigned an exercise notice, the Fund pays the buyer the difference between the option price on the exercise date and the option price when written by the Fund. As a result, the Fund may be forced to settle a written option position at an inopportune time and at a cost to the Fund, both of which could adversely affect the Fund’s performance and ability to track the performance of the Bitcoin ETFs.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

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CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

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ETF RISK. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, ETFs are subject to Active Market Risk, Operational Risk, Premium/Discount Risk and the Structural ETF Risks set forth below. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of Fund Shares.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

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LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests. In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of Fund Shares. Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Bitcoin ETFs, the Fund seeks to achieve and maintain the exposure to the price of the Bitcoin ETFs by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

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REVERSE REPURCHASE AGREEMENTS RISK. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

SPECIAL TAX RISK. The Fund intends to qualify as a “regulated investment company” (“RIC”), however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Internal Revenue Code of 1986, as amended (the “Code”). If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

To the extent that the Fund investments include in Bitcoin ETF Options include offsetting positions, the character of gains or losses realized by the Fund under the Code’s “straddle” rules may be affected and may increase the amount of short-term capital gain realized by the Fund. The Fund may hold certain options that do not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset or in the case of Bitcoin ETF Options that reference a Bitcoin ETF Index, the issuers of the securities underlying the index, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset or the issuers of the securities underlying the index, the Fund could lose its own status as a RIC.

The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETFs and Bitcoin ETF Indexes as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Bitcoin ETFs and Bitcoin ETF Indexes referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the Internal Revenue Service (“IRS”). If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its investment objective.

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In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

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Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of Fund Shares is more than the net asset value per Fund Share (premium) or less than the net asset value per Fund Share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or a Bitcoin ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or a Bitcoin ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or a Bitcoin ETF at that time. The Fund’s or a Bitcoin ETF’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/ybtc.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/ybtc.

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About the Fund’s Principal Investment Strategy

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of one or more Bitcoin ETFs. In effectuating its investment strategy, the Fund will purchase and sell a combination of Bitcoin ETF Call Options and Bitcoin ETF Put Options. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of Bitcoin ETF Call Options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Bitcoin ETFs. The Fund does not invest directly in bitcoin.

The Bitcoin ETF Options the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLEX Options. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the OCC. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, a Bitcoin ETF or an index of Bitcoin ETFs) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security.

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In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, although the Fund may hold some shares of a Bitcoin ETF, it will primarily derive its exposure to Bitcoin ETFs through Bitcoin ETF Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to a Bitcoin ETF. The Fund’s synthetic exposure to Bitcoin ETFs is achieved through the combination of purchasing call options and selling put options generally at the same strike price which synthetically creates the upside and downside participation in the price returns of a Bitcoin ETF or an index of Bitcoin ETFs. The Fund will primarily gain exposure to increases in value experienced by the Bitcoin ETFs through the purchase of Bitcoin ETF Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Bitcoin ETFs through the sale of Bitcoin ETF Put Options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Bitcoin ETF Call Options and sold Bitcoin ETF Put Options generally provide exposure to price returns of the Bitcoin ETF(s) both on the upside and downside.

As the primary means by which the Fund intends to generate income, the Fund will sell Bitcoin ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Bitcoin ETFs beyond a certain point. If the value of the Bitcoin ETFs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the value of the Bitcoin ETFs appreciates in value beyond the strike price of one or more of the Bitcoin ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Bitcoin ETFs and the sold Bitcoin ETF Call Options) will limit the Fund’s participation in gains of the Bitcoin ETFs beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETFs into current income. It is expected that the Bitcoin ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. The Fund may also directly hold shares of a Bitcoin ETF. Due to certain tests that must be met in order to qualify as a RIC, the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to Bitcoin ETF Options.

The Fund is classified as “non-diversified” under the 1940 Act.

Additional Information About the Bitcoin ETFs

The Bitcoin ETFs are structured as Delaware statutory trusts that issue shares representing fractional undivided beneficial interests in its net assets. Each Bitcoin ETF’s assets consist primarily of bitcoin. The Bitcoin ETFs seek to generally reflect the performance of the price of bitcoin. The Bitcoin ETFs are not investment companies registered under the 1940 Act, and the sponsors of the Bitcoin ETFs are not registered with the SEC as an investment adviser and are not subject to regulation by the SEC as such in connection with its activities with respect to the Bitcoin ETFs. The Bitcoin ETFs are not a commodity pool for purposes of the Commodity Exchange Act, and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Bitcoin ETFs.

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Additional Information about the Bitcoin ETF Index

The Cboe Bitcoin U.S. ETF Index (CBTX) is a modified market capitalization-weighted index that is designed to track the performance of a basket of Bitcoin ETFs listed on U.S. exchanges. Cboe Bitcoin U.S. ETF Index Options are cash-settled, European style index options based on the Cboe Bitcoin U.S. ETF Index. Similarly, the Cboe Mini Bitcoin U.S. ETF Index (MBTX) Options are cash-settled, European style index options based on the Cboe Mini Bitcoin U.S. ETF Index that are designed to be 1/10th the size of the standard CBTX options contract.

Additional Information on Bitcoin

Bitcoin is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Bitcoin network, a decentralized network of computers that operates on cryptographic protocols. The ownership of bitcoin is determined by participants in the Bitcoin network. The Bitcoin network connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin network. This is commonly referred to as the Bitcoin Protocol. Bitcoin, the asset, plays a key role in the operation of the Bitcoin network, as the computers (or “miners”) that process transactions on the network and maintain the network’s security are compensated through the issuance of new bitcoin and through transaction fees paid by users in bitcoin.

No single entity owns or operates the Bitcoin network. Bitcoin is not issued by any government, by banks or similar organizations. The infrastructure of the Bitcoin network is collectively maintained by a decentralized user base. The Bitcoin network is accessed through software, and software governs the creation, movement, and ownership of “bitcoin,” the unit of account on the Bitcoin network ledger. The value of bitcoin is determined, in part, by the supply of, and demand for, bitcoin in the global markets for trading bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment and the volume of private end-user-to-end-user transactions.

Bitcoin transaction and ownership records are reflected on the “Bitcoin blockchain,” which is a digital public record or ledger. Copies of this ledger are stored in a decentralized manner on the computers of each Bitcoin network node (a node is any user who maintains on their computer a full copy of all the bitcoin transaction records, the blockchain, as well as related software). Transaction data is permanently recorded in files called “blocks,” which reflect transactions that have been recorded and authenticated by Bitcoin network participants. The Bitcoin network software source code includes protocols that govern the creation of new bitcoin and the cryptographic system that secures and verifies bitcoin transactions.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options, but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines, over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of the Bitcoin ETFs is derived through options exposure, rather than direct holdings of the shares of the Bitcoin ETFs. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of the Bitcoin ETFs may not be as precise as if the Fund were directly holding shares of the Bitcoin ETFs.

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

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LIQUIDITY RISK. The market for Bitcoin ETF Options is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Bitcoin ETF Options.

BITCOIN ETF RISKS. The Fund will have significant exposure to the Bitcoin ETFs through its Bitcoin ETF Option positions. Accordingly, the Fund will be subject to the risks of the Bitcoin ETFs, set forth below. In addition to these risks, the Bitcoin ETFs are also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Legislation and Litigation Risk, Operational Risk and Structural ETF Risk.

BITCOIN RISK. Bitcoin remains a volatile and evolving asset subject to significant market fluctuations, uncertainty, and speculative investment interest. Although increased institutional adoption and regulatory clarity have recently improved market stability and broader acceptance, the value of bitcoin continues to be influenced substantially by market sentiment, speculative demand, and macroeconomic factors rather than traditional fundamental analysis alone. The further development and sustained acceptance of the Bitcoin network are dependent on a variety of complex factors, including technological advancements, regulatory developments, institutional participation, and broader public adoption. While regulatory oversight of bitcoin and related digital assets has notably increased, particularly in jurisdictions like the United States and Europe, the global regulatory landscape remains fragmented. Sudden or significant regulatory actions—including new legislation, enforcement actions against key market participants, or policy shifts—can still materially impact bitcoin’s valuation and liquidity. Bitcoin markets remain susceptible to manipulation, fraud, theft, cybersecurity incidents, and operational disruptions, especially on trading platforms that lack robust regulatory oversight or proper cybersecurity standards. Furthermore, a significant concentration of bitcoin holdings among a limited number of large holders, often referred to as “whales,” continues to pose risks of price volatility or manipulation through coordinated transactions. Technological risks remain inherent in bitcoin and its underlying blockchain network. While advancements such as Layer 2 scaling solutions (e.g., the Lightning Network) have made meaningful progress toward addressing scalability and usability concerns, these technologies are still evolving and carry risks of technical vulnerabilities, hacking, and operational failures that may undermine confidence or negatively affect bitcoin’s value. The potential for blockchain forks—where disagreements among developers and stakeholders lead to competing blockchains—continues to exist. Although fewer contentious forks have occurred in recent times, such events could reoccur, introducing market confusion, diluting value, or weakening confidence in the Bitcoin blockchain. Competition from alternative blockchain networks and digital assets remains strong. Networks like Ethereum and other blockchain platforms with smart contract capabilities, privacy features, or superior scalability may attract broader adoption, thereby reducing bitcoin’s relative attractiveness or limiting its potential as an alternative payment system or digital store of value. Any of these risks, individually or collectively, could materially and adversely affect the acceptance and market value of bitcoin, consequently impacting the value of shares in Bitcoin ETFs or related investment products.

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CUSTODY RISK. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The bitcoin held by the Bitcoin ETFs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Bitcoin ETFs’ bitcoins. To the extent that the Bitcoin ETFs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, a Bitcoin ETF’s bitcoins may be subject to theft, loss, destruction or other attack. The Bitcoin ETFs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Bitcoin ETFs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in a Bitcoin ETF’s technical infrastructure, which could result in theft, loss or damage of its assets. The Bitcoin ETFs do not control the operations of their service providers or their implementation of such security procedures and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding a Bitcoin ETF’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of a Bitcoin ETF’s service providers, and, as a result, an unauthorized party may obtain access to the Bitcoin ETF’s account at the custodian where its bitcoin is held, the relevant private keys (and therefore bitcoin) or other data or property of a Bitcoin ETF. Additionally, outside parties may attempt to fraudulently induce employees of a Bitcoin ETF or its service providers to disclose sensitive information in order to gain access to a Bitcoin ETF’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, a Bitcoin ETF and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

DIGITAL ASSET TRADING PLATFORMS RISK. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability, and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance, and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures, and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions, and other technical risks. High-profile failures, breaches, or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions, or insolvency—can significantly reduce investor confidence, increase market volatility, and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe, and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures, or alter business models substantially, thereby affecting the prices of digital assets, including bitcoin. Investors should be aware that trading or custodying bitcoin on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention, or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

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IRREVOCABILITY OF TRANSACTIONS RISK. Bitcoin transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Bitcoin blockchain, an incorrect transfer or theft of bitcoin generally will not be reversible and a Bitcoin ETF may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, a Bitcoin ETF’s bitcoin could be transferred from the Bitcoin ETF’s account at its custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

TRADING HALT RISK. Trading in shares of a Bitcoin ETF on U.S. securities exchanges may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares of the Bitcoin ETF inadvisable. In addition, trading of shares of a Bitcoin ETF on securities exchanges is subject to trading halts caused by extraordinary market volatility pursuant to an exchange’s “circuit breaker” rules. Shares of a Bitcoin ETF may be at a higher risk of a trading halt due to the volatility of bitcoin. In the event that shares of a Bitcoin ETF are subject to a trading halt, the Fund’s ability to pursue its principal investment strategy may be impaired and the Fund may be negatively affected.

VOLATILITY RISK. The price of bitcoin remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of bitcoin continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of bitcoin has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. Furthermore, speculative trading, leveraged positions, and derivatives markets tied to bitcoin continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to bitcoin, including Bitcoin ETFs, may experience heightened volatility compared to traditional investment products.

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ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

ASSIGNMENT RISK. In response to a notification of an option holder’s desire to exercise the option held, the OCC may randomly assign the exercise notice to a clearing member, which must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that particular option. If the Fund is assigned an exercise notice, the Fund pays the buyer the difference between the option price on the exercise date and the option price when written by the Fund. As a result, the Fund may be forced to settle a written option position at an inopportune time and at a cost to the Fund, both of which could adversely affect the Fund’s performance and ability to track the performance of the Bitcoin ETFs.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to bitcoin.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

ETF RISK. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, ETFs are subject to Active Market Risk, Operational Risk, Premium/Discount Risk and the Structural ETF Risks set forth below. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of Fund Shares.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests. In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of Fund Shares. Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Bitcoin ETFs, the Fund seeks to achieve and maintain the exposure to the price of the Bitcoin ETFs by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

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MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

NON-DIVERSIFICATION Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REVERSE REPURCHASE AGREEMENTS RISK. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

SPECIAL TAX RISK. The Fund intends to qualify as a “regulated investment company,” however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

To the extent that the Fund investments include in Bitcoin ETF Options include offsetting positions, the character of gains or losses realized by the Fund under the Code’s “straddle” rules may be affected and may increase the amount of short-term capital gain realized by the Fund. The Fund may hold certain options that do not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset or in the case of Bitcoin ETF Options that reference a Bitcoin ETF Index, the issuers of the securities underlying the index, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset or the issuers of the securities underlying the index, the Fund could lose its own status as a RIC.

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The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETFs and Bitcoin ETF Indexes as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Bitcoin ETFs and Bitcoin ETF Indexes referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the Internal Revenue Service (“IRS”). If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

On November 15, 2024, the U.S. Commodity Futures Trading Commission issued a staff advisory concluding that it is likely that the options and the interests in the Bitcoin ETFs referenced by the options would be judicially held to be a security. In 2009, the IRS adopted the position that, in determining the income and diversification tests of a RIC under Section 851 of the Code, the grantor trust rules of I.R.C. § 671, et seq, are applied before the definition of security is applied in I.R.C. § 851. In 2016, the IRS announced that it viewed determining the definition of security for the purposes of I.R.C. § 851 was more properly in the jurisdiction of the SEC. In 2023, the U.S. Supreme Court indicated that federal administrative agencies no longer needed to be given deference merely because their position was reasonable if the position of the agency is not consistent with the statute. Although the IRS has not formally announced a change in position in regard to whether the grantor trust rules are applied first, the combination of the 2016 announcement and the 2023 Supreme Court decision suggest that the best interpretation of the statute is to apply I.R.C. § 851’s plain language. If the grantor trust rules are applied first in reference to the Bitcoin ETFs or Bitcoin ETF Indexes and the options, the options would reference bitcoin. Although the issue is not free from doubt, it is likely that bitcoin would be classified as a commodity for purposes of I.R.C. § 851 and produce income that would not be qualifying income under the RIC tests. However, under the plain language of the statute, gains from securities (as determined under the 1940 Act) are qualifying income. Options on publicly traded grantor trusts are securities for the purposes of the 1940 Act.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its investment objective.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

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STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of Fund Shares is more than the net asset value per Fund Share (premium) or less than the net asset value per Fund Share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or a Bitcoin ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or a Bitcoin ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or a Bitcoin ETF at that time. The Fund’s or a Bitcoin ETF’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

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Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.
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●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

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Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.95% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

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Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

The Fund intends to declare and pay weekly dividends to shareholders, although this policy may be amended at any time. To the extent that sufficient investment income is not available on a weekly basis, some or all of the Fund’s distributions could consist primarily or entirely of return of capital, as discussed below. The amount treated as a return of capital will reduce a shareholder’s cost basis in the shareholder’s Fund Shares, thereby increasing the potential gain or reducing the potential loss on the sale of Fund Shares. Investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions.

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

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As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

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Bitcoin ETF Options. The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETFs and Bitcoin ETF Indexes as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Bitcoin ETFs and Bitcoin ETF Indexes referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the IRS. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

On November 15, 2024, the U.S. Commodity Futures Trading Commission issued a staff advisory concluding that it is likely that the options and the interests in the Bitcoin ETFs referenced by the options would be judicially held to be a security. In 2009, the IRS adopted the position that, in determining the income and diversification tests of a RIC under Section 851 of the Code, the grantor trust rules of I.R.C. § 671, et seq, are applied before the definition of security is applied in I.R.C. § 851. In 2016, the IRS announced that it viewed determining the definition of security for the purposes of I.R.C. § 851 was more properly in the jurisdiction of the SEC. In 2023, the U.S. Supreme Court indicated that federal administrative agencies no longer needed to be given deference merely because their position was reasonable if the position of the agency is not consistent with the statute. Although the IRS has not formally announced a change in position in regard to whether the grantor trust rules are applied first, the combination of the 2016 announcement and the 2023 Supreme Court decision suggest that the best interpretation of the statute is to apply I.R.C. § 851’s plain language. If the grantor trust rules are applied first in reference to the Bitcoin ETFs or Bitcoin ETF Indexes and the options, the options would reference bitcoin. Although the issue is not free from doubt, it is likely that bitcoin would be classified as a commodity for purposes of I.R.C. § 851 and produce income that would not be qualifying income under the RIC tests. However, under the plain language of the statute, gains from securities (as determined under the 1940 Act) are qualifying income. Options on publicly traded grantor trusts are securities for the purposes of the 1940 Act.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

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Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

41

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

42

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/ybtc.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

43

Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period January 17, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill Bitcoin Covered Call Strategy ETF (Consolidated)

Selected Per Share Data

	Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$50.17

Income From Investment Operations:
Net Investment Income (Loss)(a)	1.71
Net Realized and Unrealized Gain (Loss) on Investments(b)	19.47
Total From Investment Operations	21.18

Less distributions:
Net Investment Income	(22.15)
Net Realized Gains	–
Return of Capital	–
Total Distributions	(22.15)
ETF Transaction Fees Per Share	$0.12

Net Asset Value, End of Period	$49.32

Total Return(c)	52.74%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$82,364
Ratio of Expense to Average Net Assets(d)	0.95%
Ratio of Interest Expense to Average Net Assets(d)	0.00	%(g)
Ratio of Tax Expense to Average Net Assets(d)	–
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	3.74%
Portfolio turnover rate(c)(e)	–%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was January 17, 2024.
(g)	Amount represents less than 0.005%.
44

Roundhill Bitcoin Covered Call Strategy ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/ybtc or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill China Dragons ETF (DRAG)

May 1, 2025

Roundhill China Dragons ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	14
Additional Risks of Investing in the Fund	15
Management of the Fund	28
How to Buy and Sell Shares	31
Dividends, Distributions and Taxes	32
Distributor	35
Net Asset Value	35
Fund Service Providers	36
Premium/Discount Information	36
Investments by Other Investment Companies	36
Financial Highlights	37

Roundhill China Dragons ETF

Investment Objective

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%

(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$60	$189	$329	$738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period October 2, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

1

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies (the “China Dragons”), as determined by the Fund’s investment adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”). The Fund seeks exposure to each issuer in its portfolio through direct holdings of American Depositary Receipts (“ADRs”), or through synthetic exposure provided by derivative instruments, such as swap agreements or forward contracts, on ADRs. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments (including ADRs and derivatives on ADRs) that provide exposure to Chinese issuers. For purposes of compliance with this investment policy, derivative contracts (i.e. swap agreements and forward contracts) will be valued at their notional value.

In determining which companies are properly classified as China Dragons, the Adviser uses a proprietary methodology that incorporates both quantitative and qualitative elements. The initial selection universe is composed of the 100 largest Chinese equity securities according to market capitalization. The Adviser narrows the universe by applying quantitative screens (based upon a security’s market capitalization and average daily trading volume) and qualitative screens (based on the Adviser’s proprietary assessment of each company’s degree of technological innovation) to classify at least five issuers as China Dragons. The Fund seeks equally-weighted exposure to each of the China Dragons, with such weighting being rebalanced on a quarterly basis.

To the extent that the Fund utilizes swap agreements and/or forward contracts to provide exposure to a China Dragon, the Fund may invest in U.S. government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds to collateralize such positions.

Some of the ADRs to which the Fund will have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors with exposure to Chinese companies. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.”

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industry or group of industries comprising the consumer discretionary sector, communication services sector and information technology sector, collectively.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

2

CHINA RISK. The Fund’s significant investments in instruments that provide exposure to Chinese companies subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. Chinese companies may also be subject to significantly weaker recordkeeping requirements than the requirements imposed upon U.S. companies.

3

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

COMMUNICATION SERVICES SECTOR RISK. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

CONCENTRATION RISK. The Fund is concentrated in the industry or group of industries comprising the consumer discretionary sector and communication services sector. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CONSUMER DISCRETIONARY SECTOR RISK. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

COUNTERPARTY RISK. Any swap agreements and/or forward contracts utilized by the Fund will be subject to counterparty risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

4

CURRENCY RISK. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the Fund’s portfolio. The Fund’s net asset value could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

5

CUSTODY RISK. Custody risk refers to the risks inherent in the process of clearing and settling trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of derivative instruments (i.e. swap agreements and forward contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

6

EMERGING MARKETS RISK. The Fund’s investments in China may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FORWARD CONTRACTS RISK. The Fund may utilize forward contracts to derive its exposure to one or more of the China Dragons. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid.

HONG KONG RISK. Investments in Hong Kong issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Hong Kong economy.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is considered to be heightened as it relates to Chinese companies.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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INTERNATIONAL CLOSED MARKET TRADING RISK. To the extent securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s NAV, resulting in premiums or discounts to the Fund’s NAV and bid/ask spreads that may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

ISSUER RISK. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LIQUIDITY RISK. The Fund’s swap agreements and/or forward contracts trade over-the-counter, in limited volume and generally lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

MONEY MARKET FUNDS RISK. The Fund may invest in money market funds to collateralize its swap agreements and forwards contracts. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NON-DIVERSIFICATION Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

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NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PRIVATIZATION RISK. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund expects to effect at least a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause Fund Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

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Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

SWAP AGREEMENTS RISK. The Fund may utilize swap agreements to derive its exposure to one or more of the China Dragons. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

U.S. GOVERNMENT SECURITIES RISK. The Fund may invest in short-term U.S. government securities to collateralize its swap agreements and forwards contracts. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

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VALUATION RISK. The Fund may hold securities or other assets (such as swap agreements and forward contracts) that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

VARIABLE INTEREST RISK. Exposure to VIEs may pose additional risks because the investment is made in reference to an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect the Fund's returns and net asset value.

Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/drag.

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Management

Investment Adviser: Roundhill Financial Inc.

Investment Sub-Adviser: Exchange Traded Concepts, LLC

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/drag.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About the Fund’s Principal Investment Strategy

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies (the “China Dragons”), as determined by the Fund’s investment adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”). The Fund seeks exposure to each issuer in its portfolio through direct holdings of American Depositary Receipts (“ADRs”), or through synthetic exposure provided by derivative instruments, such as swap agreements or forward contracts, on ADRs. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments (including ADRs and derivatives on ADRs) that provide exposure to Chinese issuers. For purposes of compliance with this investment policy, derivative contracts (i.e. swap agreements and forward contracts) will be valued at their notional value.

In determining which companies are properly classified as China Dragons, the Adviser uses a proprietary methodology that incorporates both quantitative and qualitative elements. The initial selection universe is composed of the 100 largest Chinese equity securities according to market capitalization. The Adviser narrows the universe by applying quantitative screens (based upon a security’s market capitalization and average daily trading volume) and qualitative screens (based on the Adviser’s proprietary assessment of each eligible company’s degree of technological innovation) to classify at least five issuers as China Dragons. The Fund seeks equally-weighted exposure to each of the China Dragons, with such weighting being rebalanced on a quarterly basis.

To the extent that the Fund utilizes swap agreements and/or forward contracts to provide exposure to a China Dragon, the Fund may invest in U.S. government securities (such as bills, notes and bonds issued by the U.S. Treasury) and money market funds to collateralize such positions.

Some of the ADRs to which the Fund will have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors with exposure to Chinese companies. Investments in VIEs come with additional risks that are described in the section below.

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The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industry or group of industries comprising the consumer discretionary sector, communication services sector and information technology sector, collectively.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Securities Lending. The Fund may lend its portfolio securities. A securities lending program allows the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for non-U.S. securities) of the value of the portfolio securities being lent. This collateral is marked to market on each trading day.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

CHINA RISK. The Fund’s significant investments in instruments that provide exposure to Chinese companies subject the Fund to risks specific to China. The Chinese economy is subject to a considerable degree of economic, political and social instability.

Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.

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Government Control and Regulations. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, government control over certain sectors or enterprises and significant regulation of investment and industry is still pervasive, including restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Limitations or restrictions on foreign ownership of securities may have adverse effects on the liquidity and performance of the Fund. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and the Fund’s investments. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, lack of publicly available information, and political and social instability. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of the Fund’s investments.

Economic Risk. The Chinese economy may be adversely affected by, among other things, a deterioration in global demand for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation, significant indebtedness or economic recessions, which would have a negative effect on its economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered the performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which the Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

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Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Security Risk. China has strained international relations with Taiwan, Japan, India, Russia and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. Heightened tensions or an outbreak of hostilities between China and Taiwan may adversely impact China’s economy as well as the global economy and the value of the Fund’s investments. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked by protests and violence. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of the Fund’s investments.

Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Limited Information and Legal Remedies. Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. Chinese companies may also be subject to significantly weaker recordkeeping requirements than the requirements imposed upon U.S. companies.

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ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

COMMUNICATION SERVICES SECTOR RISK. The communication services sector consists of both companies in the telecommunication services industry as well as those in the media and entertainment industry. Examples of companies in the telecommunication services industry group include providers of fiber-optic, fixed-line, cellular and wireless telecommunications networks. Companies in the media and entertainment industry group encompass a variety of services and products including television broadcasting, gaming products, social media, networking platforms, online classifieds, online review websites, and Internet search engines. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulation, and obsolescence of communications products and services due to technological advancement. Fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. In addition, while all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. The communication services sector of a country’s economy is often subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of communications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The communications services industry can also be significantly affected by intense competition for market share, including competition with alternative technologies such as wireless communications, product compatibility and standardization, consumer preferences, rapid product obsolescence, research and development of new products, lack of standardization or compatibility with existing technologies, and a dependency on patent and copyright protections. Companies in the communication services sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in developing new products and services using new technology. Technological innovations may make the products and services of certain communications companies obsolete.

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CONCENTRATION RISK. The Fund is concentrated in the industry or group of industries comprising the consumer discretionary sector and communication services sector. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CONSUMER DISCRETIONARY SECTOR RISK. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

COUNTERPARTY RISK. Any swap agreements and/or forward contracts utilized by the Fund will be subject to counterparty risk. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CURRENCY RISK. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, the value of dividends and interest earned from such securities and gains and losses realized on the sale of such securities. The Fund’s NAV could decline if a currency to which the Fund has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. Changes in currency exchange rates may affect the Fund’s NAV, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to other currencies may cause the value of the Fund to decline. Certain non-U.S. currencies may be particularly volatile, and non-U.S. governments may intervene in the currency markets, causing a decline in value or liquidity in the Fund’s non-U.S. holdings whose value is tied to the affected non-U.S. currency. Additionally, the prices non-U.S. securities that are traded in U.S. dollars are often indirectly influenced by current fluctuations.

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CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

CUSTODY RISK. Custody risk refers to the risks inherent in the process of clearing and settling trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

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DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of derivative instruments (i.e. swap agreements and forward contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

EMERGING MARKETS RISK. Investments in emerging market issuers, such as Chinese issuers, are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, social, political or economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Emerging market countries may experience economic instability, including instability resulting from substantial rates of inflation or significant devaluations of their currency, or economic recessions, which would have a negative effect on the economies and securities markets of their economies. Some of these countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments. Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection, among other factors, may exacerbate social unrest, violence and labor unrest in some of the countries in which the Fund may invest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Chronic structural public sector deficits in some countries in which the Fund may invest may adversely impact securities held by the Fund. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could have an adverse effect on the Fund in seeking to achieve its investment objective. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets. Investing in emerging market countries involves a higher risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested in certain emerging market countries. As a result, investments in certain countries in which the Fund may invest may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital.

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EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

FORWARD CONTRACTS RISK. The Fund may utilize forward contracts to derive its exposure to one or more of the China Dragons. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid.

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HONG KONG RISK. Investments in Hong Kong issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Hong Kong economy.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is considered to be heightened as it relates to Chinese companies.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

INTERNATIONAL CLOSED MARKET TRADING RISK. To the extent securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s NAV, resulting in premiums or discounts to the Fund’s NAV and bid/ask spreads that may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

ISSUER RISK. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

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LIQUIDITY RISK. The Fund’s swap agreements and/or forward contracts trade over-the-counter, in limited volume and generally lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

MONEY MARKET FUNDS RISK. The Fund may invest in money market funds to collateralize its swap agreements and forwards contracts.. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NON-DIVERSIFICATION Risk. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Investments that track the value of Chinese issuers are subject to the risks associated with investing in China, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of Chinese securities or Chinese markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PRIVATIZATION RISK. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur.

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STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund expects to effect at least a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause Fund Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

SWAP AGREEMENTS RISK. The Fund may utilize swap agreements to derive its exposure to one or more of the China Dragons. Swap agreements are two-party contracts entered into for a set period of time in which the parties agree to exchange payments based on some underlying reference or asset (such as interest rates). The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in the reference assets. Transactions in swaps can involve greater risks than if the Fund had invested directly in the reference asset since, in addition to general market risks, swaps may be leveraged and are also subject to credit risk, counterparty risk, liquidity risk and valuation risk. Because they are two-party contracts and may have terms of greater than seven days, certain swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Some swaps may be complex and difficult to value. Swaps may also be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the Sub-Adviser’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund’s use of swaps may not be effective in fulfilling the Fund’s investment strategies and may contribute to losses that would not have been incurred otherwise. Certain swaps are not bilateral agreements but are centrally-cleared and are exchange-traded. Central clearing tends to decrease credit risk and improve liquidity but many regulations regarding centrally-cleared swaps have not been fully implemented and the scope of the risks remain unclear. As central clearing does not make the agreements risk-free and there is no guarantee that the Fund would consider all centrally-cleared or exchange-traded swaps to be liquid.

U.S. GOVERNMENT SECURITIES RISK. The Fund may invest in short-term U.S. government securities to collateralize its swap agreements and forwards contracts. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

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VALUATION RISK. The Fund may hold securities or other assets (such as swap agreements and forward contracts) that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Variable Interest Risk. Exposure to VIEs may pose additional risks because the investment is made in reference to an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect the Fund's returns and net asset value.

Non-Principal Risks

SECURITIES LENDING RISK. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.

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Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.
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●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

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If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.59% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

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The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

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This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals. Interest that is excluded from gross income and exempt-interest dividends from the Fund are generally not included in your net investment income for purposes of this tax.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

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Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable income below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund provides notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Tax Credit. Because the Fund may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

32

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

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The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before the Fund calculates its NAV. Generally, when determining the fair value of the Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/drag.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period October 2, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill China Dragons ETF

Selected Per Share Data

Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$25.30

Income From Investment Operations:
Net Investment Income (Loss)(a)	0.18
Net Realized and Unrealized Gain (Loss) on Investments(b)	(3.99)
Total From Investment Operations	(3.81)

Less distributions:
Net Investment Income	(0.22)
Net Realized Gains	–
Return of Capital	–
Total Distributions	(0.22)

Net Asset Value, End of Period	$21.27

Total Return(c)	-15.07%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$48,930
Ratio of Expense to Average Net Assets(d)	0.59%
Ratio of Interest Expense to Average Net Assets(d)	–%
Ratio of Tax Expense to Average Net Assets(d)	–%
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	3.30%
Portfolio turnover rate(c)(e)	13%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was October 2, 2024.
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Roundhill China Dragons ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/drag or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill Daily 2X Long China Dragons ETF (DRX)

May 1, 2025

Roundhill Daily 2X Long China Dragons ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

The Fund seeks daily leveraged investment results and is intended to be used as a short-term trading vehicle. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Fund is very different from most mutual funds and exchange-traded funds. Investors should note that:

1.	The Fund is riskier than alternatives that do not use leverage because the Fund magnifies the performance of the underlying reference asset.

2.	The pursuit of its daily investment objective means that the return of the Fund for a period longer than a full trading day will be the product of a series of leveraged returns, for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the volatility of the underlying reference asset may affect the Fund’s return as much as, or more than, the return of the reference asset. Further, the return for investors that invest for periods less than a full trading day will not be the product of the return of the Fund’s stated daily leveraged investment objective and the performance of the reference asset for the full trading day. During periods of high volatility, the Fund may not perform as expected and the Fund may have losses when an investor may have expected gains if the Fund is held for a period that is different than one trading day.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Fund should:

1.	understand the risks associated with the use of leveraged strategies;

2.	understand the consequences of seeking daily leveraged investment results; and

3.	intend to actively monitor and manage their investments.

Investors who do not understand the Fund, or do not intend to actively manage their funds and monitor their investments, should not buy the Fund.

There is no assurance that the Fund will achieve its daily leveraged investment objective and an investment in the Fund could lose money, including the full principal value of his/her investment within a single day. The Fund is not a complete investment program.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ii

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	17
Additional Risks of Investing in the Fund	26
Management of the Fund	38
How to Buy and Sell Shares	40
Dividends, Distributions and Taxes	41
Distributor	44
Net Asset Value	44
Fund Service Providers	45
Premium/Discount Information	45
Investments by Other Investment Companies	45
Financial Highlights	45

Roundhill Daily 2X Long China Dragons ETF

Important Information About the Fund

The Roundhill Daily 2X Long China Dragons ETF (the “Fund”) seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Roundhill China Dragons ETF (the “China Dragons ETF”). As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the daily performance of the China Dragons ETF. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from 200% of the return of the China Dragons ETF for the same period. For periods longer than a single day, the Fund will lose money if the China Dragons ETF’s performance is flat, and it is possible that the Fund will lose money even if the returns of the China Dragons ETF are positive. Longer holding periods, higher volatility of the China Dragons ETF, and leveraged exposure each increase the impact of compounding on an investor’s returns. During periods when the China Dragons ETF experiences higher volatility, the China Dragons ETF’s volatility may affect the Fund’s return as much as or more than the return of the China Dragons ETF.

The Fund presents different risks than other types of funds. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the China Dragons ETF’s performance is flat, and it is possible that the Fund will lose money even if the China Dragons ETF’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the China Dragons ETF loses more than 50% in one day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the China Dragons ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Acquired Fund Fees and Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver and Expense Reimbursement Agreement(3)	0.00%
Net Annual Fund Operating Expenses	0.99%

(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.
(2)	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
(3)	Pursuant to a contractual agreement, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until January 31, 2026. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by the Fund’s investment adviser, only after January 31, 2026.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense agreement described will be terminated following January 31, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$101	$315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the China Dragons ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

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The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments (including swap agreements) that provide exposure to Chinese issuers. For purposes of compliance with this investment policy, derivative contracts (i.e. swap agreements) will be valued at their notional value.

The China Dragons ETF is an actively managed ETF that seeks, as its investment objective, the growth of capital. Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser to the China Dragons ETF, as well as serving as investment adviser to the Fund. The China Dragons ETF seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies (the “China Dragons”), as determined by Roundhill. In determining which companies are properly classified as China Dragons, the Adviser uses a proprietary methodology that incorporates both quantitative and qualitative elements. The initial selection universe is composed of the 100 largest Chinese equity securities according to market capitalization. The Adviser narrows the universe by applying quantitative screens (based upon a security’s market capitalization and average daily trading volume) and qualitative screens (based on the Adviser’s proprietary assessment of each company’s degree of technological innovation) to classify at least five issuers as China Dragons. The China Dragons ETF seeks equally-weighted exposure to each of the China Dragons. At each quarterly portfolio rebalance, the Adviser equally weights each security. Some of the ADRs to which the Fund will have exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors with exposure to Chinese companies. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.”

In seeking to achieve its investment objective, the Fund will invest directly in shares of the China Dragons ETF and in derivatives instruments, such as swap agreements, that provide exposure to the returns of the China Dragons ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the China Dragons ETF; (2) a basket of or the individual securities comprising the China Dragons ETF; or (3) an index of securities that is substantially similar to the holdings of the China Dragons ETF.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the China Dragons ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the China Dragons ETF is consistent with the Fund’s investment objective. The impact of the China Dragons ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the China Dragons ETF has increased on a given day, net assets of the Fund should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if the China Dragons ETF has decreased in value on a given day, net assets of the Fund should decrease, meaning the Fund’s exposure will need to be decreased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the China Dragons ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the China Dragons ETF or an index of securities that is substantially similar to the holdings of the China Dragons ETF). While the Fund’s exposure would be substantially similar to direct exposure to the China Dragons ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the China Dragons ETF.

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The Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in the industry or group of industries comprising the consumer discretionary sector, communication services sector and information technology sector, collectively.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 2X the return of the China Dragons ETF over the same period. The Fund will lose money if the China Dragons ETF’s performance is flat over time, and as a result of daily rebalancing, the China Dragons ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the China Dragons ETF’s performance increases over a period longer than a single day.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CHINA RISK. The Fund’s significant investments in instruments that provide exposure to Chinese companies subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability.

Chinese companies are also subject to the risk that Chinese authorities can intervene in their operations and structure. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation.

China has experienced security concerns, such as terrorism and strained international relations. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions or a trade war between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

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Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. Chinese companies may also be subject to significantly weaker recordkeeping requirements than the requirements imposed upon U.S. companies.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

AGGRESSIVE INVESTMENT RISK. The Fund employs investment strategies that involve greater risks than the strategies used by typical funds. The Fund’s use of leverage and derivatives could result in a shareholder losing the full principal value of his/her investment within a single day.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the China Dragons ETF will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the market value of the China Dragons ETF, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of the China Dragons ETF declines more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the China Dragons ETF.

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COMPOUNDING AND MARKET VOLATILITY RISK. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2X) the China Dragons ETF’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the reference asset reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the reference asset increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the volatility and holding period of the Fund increases. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the China Dragons ETF during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the volatility of the China Dragons ETF could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – China Dragons ETF volatility and China Dragons ETF returns. The China Dragons ETF returns show the percentage change in the market value of the China Dragons ETF over the specified period, while the China Dragons ETF’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if returns of the China Dragons ETF over two equal time periods is identical, different volatility in the China Dragons ETF (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) China Dragons ETF volatility; (ii) China Dragons ETF performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; (v) other Fund expenses; and (vi) dividends or interest paid by the China Dragons ETF. The chart shows estimated Fund returns for a number of combinations of China Dragons ETF volatility and China Dragons ETF performance over a one-year period. Performance shown in the chart assumes that: (a) no dividends were paid by the China Dragons ETF; (b) there were no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher China Dragons ETF volatility, compounding will cause results for periods longer than a trading day to vary from two times (2X) the performance of the China Dragons ETF.

As shown in the chart below, the Fund would be expected to lose 6.1% if the China Dragons ETF provided no return over a one-year period during which the China Dragons ETF experienced annualized volatility of 25%. If the China Dragons ETF’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period widens to approximately 43.1%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the China Dragons ETF’s return is flat. For instance, if the China Dragons ETF’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of their value, even if the cumulative China Dragons ETF’s return for the year was 0%. The volatility of the instruments that reflect the market value of the China Dragons ETF such as swaps, may differ from the volatility of the China Dragons ETF.

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Areas shaded red represent those scenarios where the Fund can be expected to return less than two times (2X) the performance of the China Dragons ETF and those shaded green represent those scenarios where the Fund can be expected to return more than two times (2X) the performance of the China Dragons ETF. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

One Year China Dragons ETF	200% One Year China Dragons ETF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%

The annualized historical volatility rate of the China Dragons ETF for the period from its inception on October 3, 2024 to March 31, 2025 was 36.99%. The annualized performance of the China Dragons ETF for the period from its inception on October 3, 2024 to March 31, 2025 was 15.79%. Historical China Dragons ETF volatility and performance are not necessarily indications of what volatility and performance of the China Dragons ETF will be in the future.

For information regarding the effects of volatility and China Dragons ETF performance on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of Daily Objective Funds – the Impact of Compounding” in the Fund’s statutory prospectus.

INTRA-DAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of the China Dragons ETF at the market close on the first trading day and the market value of the China Dragons ETF at the time of purchase. If the China Dragons stocks gain market value, the Fund’s net assets will rise by the same amount as the Fund’s exposure. Conversely, if the market value of the China Dragons ETF declines in value, the Fund’s net assets will decline by two times the amount of the Fund’s exposure. Thus, an investor that purchases Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple (2X) of the China Dragons ETF.

If there is a significant intra-day market event and/or the China Dragons ETF experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

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DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the China Dragons ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the China Dragons ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the China Dragons ETF increases on days when shares of the China Dragons ETF are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may also utilize derivatives that do not use the China Dragons ETF as the reference asset. Under such circumstances, the Fund’s returns may not directly correlate with the returns of the China Dragons ETF. Additionally, the Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the China Dragons ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the China Dragons ETF.

LIQUIDITY RISK. The market for derivatives that reference the China Dragons ETF may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of derivatives on the China Dragons ETF.

SWAP AGREEMENTS RISK. The Fund will utilize swap agreements to derive its exposure to the China Dragons ETF. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

CHINA DRAGONS ETF RISKS. The Fund will have significant exposure to the China Dragons ETF through its investments in shares of the China Dragons ETF and investments in financial instruments that provide exposure to the China Dragons ETF and the securities it holds. Accordingly, the Fund will subject to the risks of the China Dragons ETF, set forth below. In addition to these risks, the China Dragons ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Management Risk, Active Market Risk, Asset Class Risk, Concentration Risk, Counterparty Risk, China Risk, Cybersecurity Risk, Communication Services Risk, Consumer Discretionary Risk, Emerging Markets Risk, Hong Kong Risk, Inflation Risk, Information Technology Risk, International Closed Market Trading Risk, Liquidity Risk, Money Market Funds Risk, New Fund Risk, Non-Diversification Risk, Operational Risk, Structural ETF Risk, U.S. Governmental Securities Risk and Valuation Risk.

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CURRENCY RISK. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the China Dragons ETF’s portfolio. The Fund’s net asset value could decline if a currency to which the China Dragons ETF has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the China Dragons ETF may change quickly and without warning.

CUSTODY RISK. Custody risk refers to the risks inherent in the process of clearing and settling trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is considered to be heightened as it relates to Chinese companies.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

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LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the China Dragons ETF may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the China Dragons ETF invests. In addition, litigation regarding any of the assets or securities owned by the China Dragons ETF may negatively impact the value of the Shares. Such legislation or litigation may cause the Fund to lose value.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

VARIABLE INTEREST RISK. Exposure to VIEs may pose additional risks because the investment is made in reference to an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect the Fund's returns and net asset value.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

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ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

COMMUNICATION SERVICES SECTOR RISK. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CONSUMER DISCRETIONARY SECTOR RISK. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

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CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

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DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on Fund Share price.

EMERGING MARKETS RISK. The Fund’s investments in instruments that provide investment exposure to China may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

ETF RISK. The Fund invests significantly in ETFs. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

HONG KONG RISK. Investments in Hong Kong issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Hong Kong economy.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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INTERNATIONAL CLOSED MARKET TRADING RISK. To the extent securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s NAV, resulting in premiums or discounts to the Fund’s NAV and bid/ask spreads that may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

MONEY MARKET FUNDS RISK. The Fund may invest in money market funds to collateralize its swap agreements and forwards contracts. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PRIVATIZATION RISK. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur.

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STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund expects to effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. The Fund may invest in short-term U.S. government securities to collateralize its swap agreements and forwards contracts. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets (such as swap agreements and forward contracts) that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/DRX and will provide some indication of the risks of investing in the Fund.

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Management

Investment Adviser: Roundhill Financial Inc.

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), Dave Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/DRX.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

The Fund is designed as a short-term trading vehicle. The Fund is intended to be used by investors who intend to actively monitor and manage their portfolios.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Fund should: (a) understand the risks associated with the use of leverage; and (b) understand the consequences of seeking daily leveraged investment results. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

Additional Information About the Fund’s Principal Investment Strategy

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the China Dragons ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The China Dragons ETF is an actively managed ETF that seeks, as its investment objective, the growth of capital. Roundhill serves as the investment adviser to China Dragons ETF, as well as serving as investment adviser to the Fund. The China Dragons ETF seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies (the China Dragons), as determined by Roundhill. The China Dragons ETF seeks equally-weighted exposure to each of the China Dragons. At each quarterly portfolio rebalance, the Adviser equally weights each security.

In seeking to achieve its investment objective, the Fund will invest directly in shares of the China Dragons ETF and in derivatives instruments, such as swap agreements, that provide exposure to the returns of the China Dragons ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the China Dragons ETF; (2) a basket of or the individual securities comprising the China Dragons ETF; or (3) an index of securities that is substantially similar to the holdings of the China Dragons ETF.

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The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the China Dragons ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the China Dragons ETF is consistent with the Fund’s investment objective. The impact of the China Dragons ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the China Dragons ETF has increased on a given day, net assets of the Fund should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if the China Dragons ETF has decreased in value on a given day, net assets of the Fund should decrease, meaning the Fund’s exposure will need to be decreased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund is expected to hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the China Dragons ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the China Dragons ETF or an index of securities that is substantially similar to the holdings of the China Dragons ETF). While the Fund’s exposure would be substantially similar to direct exposure to the China Dragons ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the China Dragons ETF.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in the industry or group of industries comprising the consumer discretionary sector, communication services sector and information technology sector, collectively.

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 2X the return of the China Dragons ETF over the same period. The Fund will lose money if the China Dragons ETF’s performance is flat over time, and as a result of daily rebalancing, the China Dragons ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the China Dragons ETF’s performance increases over a period longer than a single day.

The Effects of Fees and Expenses on the Return of the Fund for a Single Trading Day

To create the necessary exposure, the Fund uses leveraged investment techniques, which necessarily incur brokerage and financing charges. In light of these charges and the Fund’s operating expenses, the expected return of the Fund over one trading day is equal to the gross expected return, which is two times the daily return of the China Dragons ETF, minus: (i) financing charges incurred by the portfolio; and (ii) daily operating expenses. For instance, if the China Dragons ETF returns 2% on a given day, the gross expected return of the Fund would be 4%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower. The Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases Fund Shares at the close of the markets on a given trading day, the investor’s exposure to the China Dragons ETF would reflect 200% of the performance of the China Dragons ETF during the following trading day, subject to the charges and expenses noted above.

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The Fund may have difficulty in achieving its daily leveraged investment objective due to fees, expenses, transaction costs, income items, accounting standards, significant purchase and redemption activity by Fund shareholders and/or disruptions or a temporary lack of liquidity in the markets for the securities held by the Fund.

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

If the Fund is unable to obtain sufficient leveraged exposure to the China Dragons ETF due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, fail to meet its daily investment objective or experience increased transaction fees. Under such circumstances, the Fund could trade at significant bid-ask spreads, premiums or discounts to its NAV and could experience substantial redemptions.

A Cautionary Note to Investors Regarding Dramatic China Dragons ETF Performance

The Fund seeks daily exposure to the China Dragons ETF equal to 200% of its net assets. As a consequence, the Fund could lose an amount greater than its net assets in the event of a decline in the market value of the China Dragons ETF in excess of 50% of the market value of the China Dragons ETF in a single trading day.

If the China Dragons ETF has a dramatic adverse move that causes a material decline in the Fund’s net assets, the terms of the Fund’s swap agreements may permit the counterparty to immediately close out the swap transaction. In that event, the Fund may be unable to enter into another swap agreement to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the China Dragons ETF later reverses all or a portion of the move.

Examples of the Impact of Daily Leverage and Compounding. Because the Fund’s exposure to the China Dragons ETF is repositioned on a daily basis, for a holding period longer than one day the pursuit of the daily investment objective will result in daily leveraged compounding for the Fund. This means that the return of the China Dragons ETF over a period of time greater than one day multiplied by the Fund’s daily leveraged investment objective (e.g., 200%) generally will not equal the Fund’s performance over that same period. As a consequence, investors should not plan to hold Fund Shares unmonitored for periods longer than a single trading day. This deviation increases with higher volatility in the China Dragons ETF and longer holding periods. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated daily leveraged investment objective and the performance of the China Dragons ETF for the full trading day. The actual exposure will largely be a function of the performance of the China Dragons ETF from the end of the prior trading day.

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Consider the following examples:

Amy is considering investments in two funds, Funds A and B. Fund A is an actively-managed ETF (the “Reference Fund”). Similar to the Fund, Fund B is an ETF that seeks daily leveraged investment results (before fees and expenses) that correspond to 200% of the daily performance of the Reference Fund (the “Hypothetical 2X Fund”).

On Day 1, the Reference Fund’s market value increases from $100 to $105, a gain of 5%. On Day 2, the Reference Fund’s market value declines from $105 back to $100, a loss of 4.76%. In the aggregate, the market value of the Reference Fund has not moved.

An investment in the Reference Fund would be expected to gain 5% on Day 1 and lose 4.76% on Day 2, returning the investment to its original value. The same $100 investment in the Hypothetical 2X Fund would be expected to gain 10% on Day 1 (200% of 5%) but decline 9.52% on Day 2.

Day	Reference Fund Performance	Hypothetical 2X Fund Performance	Value of Hypothetical 2X Fund Investment
			$100.00
1	5.00%	10.00%	$110.00
2	-4.76%	-9.52%	$99.52

Although the percentage decrease in the Hypothetical 2X Fund is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount, so the investment in the Hypothetical 2X Fund experiences a loss even when the aggregate market value of the Reference Fund for the two-day period has not declined. (These calculations do not include the charges for fund fees and expenses.)

As you can see, an investment in the Hypothetical 2X Fund has additional risks due to the effects of leverage and compounding.

An investor who purchases Fund Shares intra-day will generally receive more, or less, than 200% exposure to the Reference Fund from that point until the end of the trading day. The actual exposure will be largely a function of the performance of the Reference Fund from the end of the prior trading day. If the Fund Shares are held for a period longer than a single trading day, the Fund’s performance is likely to deviate from 200% of the return of the Reference Fund’s performance for the longer period. This deviation will increase with higher Reference Fund volatility and longer holding periods.

Examples of the Impact of China Dragons ETF Volatility. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will typically cause the Fund to lose money if the China Dragons ETF experiences volatility. Volatility rate is a statistical measure of the magnitude of fluctuations in returns over a defined period. For periods longer than a trading day, volatility in the performance of the China Dragons ETF from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the China Dragons ETF for such period. Volatility causes such disparity because it exacerbates the effects of compounding on the Fund’s returns. Consider the following three examples that demonstrate the effect of volatility on a hypothetical fund:

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Example 1 – Reference Fund Experiences Volatility with Trend

The example below shows the impact of an investment in the Hypothetical 2X Fund that seeks investment results on a daily basis of 200% of the Reference Fund. Amy invests $10.00 in the Hypothetical 2X Fund at the close of trading on Day 1. During Day 2, the Reference Fund’s market value increases by 2%. Amy’s investment in the Hypothetical 2X Fund rises 4% to $10.40. Amy holds her investment through the close of trading on Day 3, during which the Reference Fund’s market value rises an additional 1.96%. The value of Amy’s investment in the Hypothetical 2X Fund rises to $10.81, a gain during Day 3 of 3.92%. For the two-day period since Amy invested in the Hypothetical 2X Fund, the Reference Fund’s market value gained 4% although Amy’s investment increased by 8.08%. Because the Reference Fund continued to trend upwards, Amy’s return on her investment in the Hypothetical 2X Fund closely correlates to 200% of the return of the Reference Fund for the period.

Example 2 – Reference Fund Experiences Volatility with Trend Reversal

Amy invests $10.00 in the Hypothetical 2X Fund after the close of trading on Day 1. During Day 2, the Reference Fund’s market value increases by 2%, and Amy’s investment in the Hypothetical 2X Fund rises 4% to $10.40. Amy continues to hold her investment through the end of Day 3, during which the Reference Fund’s market value declines by 3.92%. The value of Amy’s investment in the Hypothetical 2X Fund declines by 7.84%, from $10.40 to $9.58. For the two-day period since Amy invested in the Hypothetical 2X Fund, the Reference Fund lost 2% while Amy’s investment in the Hypothetical 2X Fund decreased from $10 to $9.58, a 4.15% loss. The volatility of the Reference Fund and the trend reversal affected the correlation between the Reference Fund’s return for the two-day period and Amy’s return. In this situation, Amy lost more than two times the return of the Reference Fund.

Example 3 – Intra-day Investment with Volatility and Trend Reversal

The examples above assumed that Amy purchased the Hypothetical 2X Fund at the close of trading on Day 1 and sold her investment at the close of trading on a subsequent day. However, if she made an investment intra-day, she would have received notional exposure to the Reference Fund determined by the performance of the Reference Fund from the end of the prior trading day until her time of purchase on the next trading day.

Consider the following example.

Amy invests $10.00 in the Hypothetical 2X Fund at 11 a.m. on Day 2. From the close of trading on Day 1 until 11 a.m. on Day 2, the market value of the Reference Fund increased by 2%. In light of that gain, the Hypothetical 2X Fund’s notional exposure to the Reference Fund at the point at which Amy invests is 196%. During the remainder of Day 2, the Reference Fund’s market value gains 7.84%, and Amy’s investment in the Hypothetical 2X Fund rises 15.38% (which is the Reference Fund’s gain of 7.84% multiplied by the 196% notional exposure to the Reference Fund that she received) to $11.54. Amy continues to hold her investment through the close of trading on Day 3, during which the Reference Fund’s market value declines by 18.18%. Amy’s investment in the Hypothetical 2X Fund declines by 36.36%, from $11.54 to $7.34. For the period of Amy’s investment, the Reference Fund’s market value declined by 11.77%, while Amy’s investment in the Hypothetical 2X Fund decreased from $10.00 to $7.34, a 26.57% loss. The volatility and trend reversal of the Reference Fund affected the correlation between the Reference Fund’s return for the period and Amy’s return. In this situation, Amy lost more than two times the return of the Reference Fund. Amy’s performance was also impacted because she missed the first 2%move of the Reference Fund and had a notional exposure to the Reference Fund of 196% for the remainder of Day 2.

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Market Volatility. The Fund seeks to provide a return which is two times the daily performance of the China Dragons ETF. The Fund does not attempt to, and should not be expected to, provide returns which are two times the return of the China Dragons ETF for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair the Fund’s performance if the China Dragons ETF experiences volatility. For instance, the Fund would be expected to lose 4% (as shown in Table 1 below) if the China Dragons ETF provided no return over a one-year period and experienced annualized volatility of 20%. If the China Dragons ETF’s annualized volatility were to rise to 40%, the hypothetical loss for a one-year period for the Fund widens to approximately -15%.

Table 1

Volatility Range	Fund Loss
10%	-1%
20%	-4%
30%	-9%
40%	-15%
50%	-22%
60%	-30%
70%	-39%
80%	-47%
90%	-56%
100%	-63%

Note that at higher volatility levels, there is a chance of a complete loss of Fund assets even if the market value of the China Dragons ETF is flat. For instance, if annualized volatility of the China Dragons ETF was 90%, the Fund would be expected to lose 56%, even if the China Dragons ETF returned 0% for the year.

Table 2 shows the annualized historical volatility rates for the China Dragons ETF for the period of its inception on October 3, 2024 through March 31, 2025.

Since market volatility has negative implications for the Fund, which rebalances daily, investors should be sure to monitor and manage their investments in the Fund particularly in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of the China Dragons ETF in Table 2 to give investors some sense of the risks of holding the Fund for longer periods. Historical volatility and performance for the China Dragons ETF is not likely indicative of future volatility and performance.

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Table 2
Historic Volatility of China Dragons ETF
China Dragons ETF	36.99%

The Projected Returns of the Fund for Intra-Day Purchases. Because the Fund rebalances its portfolio once daily, an investor who purchases Fund Shares during the day will likely have more, or less, than 200% leveraged investment exposure to the China Dragons ETF. The exposure to the China Dragons ETF received by an investor who purchases the Fund intra-day will differ from the Fund’s stated daily leveraged investment objective (e.g., 200%) by an amount determined by the movement of the China Dragons ETF from its value at the end of the prior day. If the China Dragons ETF moves in a direction favorable to the Fund between the close of the market on one trading day through the time on the next trading day when the investor purchases Fund Shares, the investor will receive less exposure to the China Dragons ETF than the Fund’s daily leveraged investment objective (e.g., 200%). Conversely, if the China Dragons ETF moves in a direction adverse to the Fund, the investor will receive more exposure to the China Dragons ETF than the stated Fund daily leveraged investment objective (e.g., 200%).

Table 3 below indicates the hypothetical exposure to the Reference Fund that an intra-day purchase of the Hypothetical 2X Fund would be expected to provide based upon the movement in the market value of the Reference Fund from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. For instance, if the Reference Fund has moved 5% in a direction favorable to a 2X Hypothetical Fund, the investor would receive exposure to the performance of the Reference Fund from that point until the investor sells later that day or the end of the day equal to approximately 191% of the investor’s investment.

Conversely, if the market value of the Reference Fund moves 5% in a direction unfavorable to the Fund, an investor at that point would receive exposure to the performance of the Reference Fund from that point until the investor sells later that day or the end of the day equal to approximately 211% of the investor’s investment.

The table below includes a range of hypothetical Reference Fund moves from 20% to -20% and the corresponding exposure for the Hypothetical 2X Fund. Movement of the Reference Fund beyond the range noted below will result in exposure further from the Hypothetical 2X Fund’s daily leveraged investment objective.

Table 3

Reference Fund Move	Resulting Exposure for 2X Hypothetical Fund
-20%	267%
-15%	243%
-10%	225%
-5%	211%
0%	200%
5%	191%
10%	183%
15%	177%
20%	171%

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The Projected Returns of the Fund for Periods Other Than a Single Trading Day.

The Fund seeks leveraged investment results on a daily basis — from the close of regular trading on one trading day to the close on the next trading day — which should not be equated with seeking a leveraged investment objective for any other period. For instance, if the market value of the China Dragons ETF gains 10% for a week, the Fund should not be expected to provide a return of 20% for the week even if it meets its daily leveraged investment objective throughout the week. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily compounding, which means that the return of the China Dragons ETF over a period of time greater than one day multiplied by the Fund’s daily leveraged investment objective (e.g., 200%) will not generally equal the Fund’s performance over that same period. In addition, the effects of compounding become greater the longer Fund Shares are held beyond a single trading day.

The following tables set out a range of hypothetical daily performances during a given 10 trading days of the Hypothetical 2X Fund compared to the Reference Fund and demonstrate how changes in the market value of the Reference Fund would compare to the performance of the Hypothetical 2X Fund for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in hypothetical funds over a 10-trading day period and do not reflect fees or expenses of any kind.

Table 4 – The Reference Fund Lacks Clear Trend

Reference Fund				Hypothetical 2X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$105.00	5.00%	5.00%	$110.00	10.00%	10.00%
Day 2	$110.00	4.76%	10.00%	$120.48	9.52%	20.48%
Day 3	$100.00	-9.09%	0.00%	$98.57	-18.18%	-1.43%
Day 4	$90.00	-10.00%	-10.00%	$78.86	-20.00%	-21.14%
Day 5	$85.00	-5.56%	-15.00%	$70.10	-11.11%	-29.90%
Day 6	$100.00	17.65%	0.00%	$94.83	35.29%	-5.17%
Day 7	$95.00	-5.00%	-5.00%	$85.35	-10.00%	-14.65%
Day 8	$100.00	5.26%	0.00%	$94.34	10.53%	-5.66%
Day 9	$105.00	5.00%	5.00%	$103.77	10.00%	3.77%
Day 10	$100.00	-4.76%	0.00%	$93.89	-9.52%	-6.11%

The return of the Hypothetical 2X Fund for the 10-trading day period is -6.11%. The volatility of the Reference Fund’s performance and lack of a clear trend results in performance for the Hypothetical 2X Fund for the period which bears little relationship to the performance of the Reference Fund for the 10-trading day period.

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Table 5 – The Reference Fund Rises in a Clear Trend

Reference Fund				Hypothetical 2X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$102.00	2.00%	2.00%	$104.00	4.00%	4.00%
Day 2	$104.00	1.96%	4.00%	$108.08	3.92%	8.08%
Day 3	$106.00	1.92%	6.00%	$112.24	3.85%	12.24%
Day 4	$108.00	1.89%	8.00%	$116.47	3.77%	16.47%
Day 5	$110.00	1.85%	10.00%	$120.78	3.70%	20.78%
Day 6	$112.00	1.82%	12.00%	$125.18	3.64%	25.18%
Day 7	$114.00	1.79%	14.00%	$129.65	3.57%	29.65%
Day 8	$116.00	1.75%	16.00%	$134.20	3.51%	34.20%
Day 9	$118.00	1.72%	18.00%	$138.82	3.45%	38.82%
Day 10	$120.00	1.69%	20.00%	$143.53	3.39%	43.53%

The cumulative performance of the Reference Fund in Table 5 is 20.00% for 10 trading days. The return of the Hypothetical 2X Fund for the 10-trading day period is 43.53%. In this case, because of the positive Reference Fund trend, the Hypothetical 2X Fund’s gain is greater than 200% of the Reference Fund’s gain for the 10-trading day period.

Table 6 – The Reference Fund Declines in a Clear Trend

Reference Fund				Hypothetical -1X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$98.00	-2.00%	-2.00%	$96.00	-4.00%	-4.00%
Day 2	$96.00	-2.04%	-4.00%	$92.08	-4.08%	-7.92%
Day 3	$94.00	-2.08%	-6.00%	$88.24	-4.17%	-11.76%
Day 4	$92.00	-2.13%	-8.00%	$84.49	-4.26%	-15.51%
Day 5	$90.00	-2.17%	-10.00%	$80.82	-4.35%	-19.18%
Day 6	$88.00	-2.22%	-12.00%	$77.22	-4.44%	-22.78%
Day 7	$86.00	-2.27%	-14.00%	$73.71	-4.55%	-26.29%
Day 8	$84.00	-2.33%	-16.00%	$70.29	-4.65%	-29.71%
Day 9	$82.00	-2.38%	-18.00%	$66.94	-4.76%	-33.06%
Day 10	$80.00	-2.44%	-20.00%	$63.67	-4.88%	-36.33%

The cumulative performance of the Reference Fund in Table 6 is -20% for 10 trading days. The return of the Hypothetical 2X Fund for the 10-trading day period is -36.33%. In this case, because of the negative hypothetical Reference Fund trend, the Hypothetical 2X Fund’s decline is less than 200% of the hypothetical Reference Fund decline for the 10-trading day period.

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Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

CHINA RISK. The Fund’s significant investments in instruments that provide exposure to Chinese companies subject the Fund to risks specific to China. The Chinese economy is subject to a considerable degree of economic, political and social instability.

Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.

Government Control and Regulations. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, government control over certain sectors or enterprises and significant regulation of investment and industry is still pervasive, including restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Limitations or restrictions on foreign ownership of securities may have adverse effects on the liquidity and performance of the Fund. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and the Fund’s investments. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, lack of publicly available information, and political and social instability. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of the Fund’s investments.

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Economic Risk. The Chinese economy may be adversely affected by, among other things, a deterioration in global demand for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation, significant indebtedness or economic recessions, which would have a negative effect on its economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered the performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which the Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Security Risk. China has strained international relations with Taiwan, Japan, India, Russia and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. Heightened tensions or an outbreak of hostilities between China and Taiwan may adversely impact China’s economy as well as the global economy and the value of the Fund’s investments. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked by protests and violence. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of the Fund’s investments.

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Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Limited Information and Legal Remedies. Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. Chinese companies may also be subject to significantly weaker recordkeeping requirements than the requirements imposed upon U.S. companies.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

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AGGRESSIVE INVESTMENT RISK. The Fund employs investment strategies that involve greater risks than the strategies used by typical funds. The Fund’s use of leverage and derivatives could result in a shareholder losing the full principal value of his/her investment within a single day.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the China Dragons ETF will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the market value of the China Dragons ETF, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of the China Dragons ETF declines more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the China Dragons ETF.

COMPOUNDING AND MARKET VOLATILITY RISK. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2X) the China Dragons ETF’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the reference asset reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the reference asset increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the volatility and holding period of the Fund increases. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the China Dragons ETF during a shareholder’s holding period of an investment in the Fund.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) China Dragons ETF volatility; (ii) China Dragons ETF performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; (v) other Fund expenses; and (vi) dividends or interest paid by the China Dragons ETF.

INTRA-DAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of the China Dragons ETF at the market close on the first trading day and the market value of the China Dragons ETF at the time of purchase. If the China Dragons ETF gains market value, the Fund’s net assets will rise by two times the same amount as the Fund’s exposure. Conversely, if the market value of the China Dragons ETF declines in value, the Fund’s net assets will decline by the same amount as the Fund’s exposure. Thus, an investor that purchases shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple (2X) of the China Dragons ETF.

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If there is a significant intra-day market event and/or the China Dragons ETF experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the China Dragons ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the China Dragons ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the China Dragons ETF increases on days when shares of the China Dragons ETF are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may also utilize derivatives that do not use the China Dragons ETF as the reference asset. Under such circumstances, the Fund’s returns may not directly correlate with the returns of the China Dragons ETF. Additionally, the Fund may have difficulty achieving its daily inverse investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the China Dragons ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the China Dragons ETF.

LIQUIDITY RISK. The market for derivatives that reference the China Dragons ETF may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of derivatives on the China Dragons ETF.

SWAP AGREEMENTS RISK. The Fund will utilize swap agreements to derive its exposure to the China Dragons ETF. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

CHINA DRAGONS ETF RISKS. The Fund will have significant exposure to the China Dragons ETF through its investments in shares of the China Dragons ETF and investments in financial instruments that provide exposure to the China Dragons ETF and the securities it holds. Accordingly, the Fund will subject to the risks of the China Dragons ETF, set forth below. In addition to these risks, the China Dragons ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Management Risk, Active Market Risk, Asset Class Risk, Concentration Risk, Counterparty Risk, China Risk, Cybersecurity Risk, Communication Services Risk, Consumer Discretionary Risk, Emerging Markets Risk, Hong Kong Risk, Inflation Risk, Information Technology Risk, International Closed Market Trading Risk, Liquidity Risk, Money Market Funds Risk, New Fund Risk, Non-Diversification Risk, Operational Risk, Structural ETF Risk, U.S. Governmental Securities Risk and Valuation Risk.

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CURRENCY RISK. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the China Dragons ETF’s portfolio. The Fund’s net asset value could decline if a currency to which the China Dragons ETF has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the China Dragons ETF may change quickly and without warning.

CUSTODY RISK. Custody risk refers to the risks inherent in the process of clearing and settling trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is considered to be heightened as it relates to Chinese companies.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

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LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the China Dragons ETF may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the China Dragons ETF invests. In addition, litigation regarding any of the assets or securities owned by the China Dragons ETF may negatively impact the value of the Shares. Such legislation or litigation may cause the Fund to lose value.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

VARIABLE INTEREST RISK. Exposure to VIEs may pose additional risks because the investment is made in reference to an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect the Fund's returns and net asset value.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

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ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

COMMUNICATION SERVICES SECTOR RISK. Communication services companies may be subject to specific risks associated with legislative or regulatory changes, adverse market conditions, intellectual property use and/or increased competition. Communication services companies are particularly vulnerable to rapid advancements in technology, the innovation of competitors, rapid product obsolescence and government regulation and competition, both domestically and internationally. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain communication services companies may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CONSUMER DISCRETIONARY SECTOR RISK. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

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CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

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DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on Fund Share price.

EMERGING MARKETS RISK. The Fund’s investments in instruments that provide investment exposure to China may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

ETF RISK. The Fund invests significantly in ETFs. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

HONG KONG RISK. Investments in Hong Kong issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Hong Kong economy.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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INTERNATIONAL CLOSED MARKET TRADING RISK. To the extent securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s NAV, resulting in premiums or discounts to the Fund’s NAV and bid/ask spreads that may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

MONEY MARKET FUNDS RISK. The Fund may invest in money market funds to collateralize its swap agreements and forwards contracts. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

PRIVATIZATION RISK. China has privatized, or has begun a process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur.

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STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund expects to effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. The Fund may invest in short-term U.S. government securities to collateralize its swap agreements and forwards contracts. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets (such as swap agreements and forward contracts) that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

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Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, Dave Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University in 2011 with a degree in Economics, and in 2012 with a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University in 2011 with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.
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●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

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Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.99% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to a contractual agreement, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until January 31, 2026. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by Roundhill, only after January 31, 2026.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

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The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

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As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

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Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Options. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the referenced asset, which may allow the trust to qualify for special rules in the RIC diversification requirements. If the referenced asset is an index, the Fund intends to treat the issuer of the options as the issuer of the securities comprising the index. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC if the positions reflected by such options are large enough.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

45

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

46

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/DRX.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

47

Roundhill Daily 2X Long China Dragons ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/DRX or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill Daily 2X Long Magnificent Seven ETF (MAGX)

May 1, 2025

Roundhill Daily 2X Long Magnificent Seven ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

The Fund seeks daily leveraged investment results and is intended to be used as a short-term trading vehicle. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day. The Fund is not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Fund is very different from most mutual funds and exchange-traded funds. Investors should note that:

1.	The Fund is riskier than alternatives that do not use leverage because the Fund magnifies the performance of the underlying reference asset.

2.	The pursuit of its daily investment objective means that the return of the Fund for a period longer than a full trading day will be the product of a series of leveraged returns, for each trading day during the relevant period. As a consequence, especially in periods of market volatility, the volatility of the underlying reference asset may affect the Fund’s return as much as, or more than, the return of the reference asset. Further, the return for investors that invest for periods less than a full trading day will not be the product of the return of the Fund’s stated daily leveraged investment objective and the performance of the reference asset for the full trading day. During periods of high volatility, the Fund may not perform as expected and the Fund may have losses when an investor may have expected gains if the Fund is held for a period that is different than one trading day.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Fund should:

1.	understand the risks associated with the use of leveraged strategies;

2.	understand the consequences of seeking daily leveraged investment results; and

3.	intend to actively monitor and manage their investments.

Investors who do not understand the Fund, or do not intend to actively manage their funds and monitor their investments, should not buy the Fund.

There is no assurance that the Fund will achieve its daily leveraged investment objective and an investment in the Fund could lose money, including the full principal value of his/her investment within a single day. The Fund is not a complete investment program.

The Fund’s investment adviser will not attempt to position the Fund’s portfolio to ensure that the Fund does not gain or lose more than a maximum percentage of its net asset value on a given trading day.

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ii

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	15
Additional Risks of Investing in the Fund	24
Management of the Fund	32
How to Buy and Sell Shares	35
Dividends, Distributions and Taxes	36
Distributor	39
Net Asset Value	39
Fund Service Providers	39
Premium/Discount Information	40
Investments by Other Investment Companies	40
Financial Highlights	41

Roundhill Daily 2X Long Magnificent Seven ETF

Important Information About the Fund

The Roundhill Daily 2X Long Magnificent Seven ETF (the “Fund”) seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Roundhill Magnificent Seven ETF (the “Magnificent Seven ETF”). As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the daily performance of the Magnificent Seven ETF. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from 200% of the return of the Magnificent Seven ETF for the same period. For periods longer than a single day, the Fund will lose money if the Magnificent Seven ETF’s performance is flat, and it is possible that the Fund will lose money even if the returns of the Magnificent Seven ETF are positive. Longer holding periods, higher volatility of the Magnificent Seven ETF, and leveraged exposure each increase the impact of compounding on an investor’s returns. During periods when the Magnificent Seven ETF experiences higher volatility, the Magnificent Seven ETF’s volatility may affect the Fund’s return as much as or more than the return of the Magnificent Seven ETF.

The Fund presents different risks than other types of funds. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the Magnificent Seven ETF’s performance is flat, and it is possible that the Fund will lose money even if the Magnificent Seven ETF’s performance increases over a period longer than a single day. An investor could lose the full principal value of his/her investment within a single day if the Magnificent Seven ETF loses more than 50% in one day.

Investment Objective

The Fund seeks daily investment results, before fees and expenses, of two times (2X) the daily performance of the Magnificent Seven ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver and Expense Reimbursement Agreement(2)	(0.01)%
Net Annual Fund Operating Expenses	0.95%

(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.
(2)	Pursuant to a contractual agreement, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.95% until February 28, 2027. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by the Fund’s investment adviser, only after February 28, 2027.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense agreement described will be terminated following February 28, 2027. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$97	$303	$525	$1,166

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period February 28, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Magnificent Seven ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

2

The Magnificent Seven ETF is an actively managed ETF that seeks, as its investment objective, the growth of capital. Roundhill Financial Inc. (“Roundhill” or the “Adviser”) serves as the investment adviser to Magnificent Seven ETF, as well as serving as investment adviser to the Fund. The Magnificent Seven ETF offers exposure to, in equal weight following each rebalance, the seven stocks commonly referred to as “Magnificent Seven.” It is currently anticipated that the Magnificent Seven ETF’s holdings will not change over the course of the year. However, in the event that different securities are understood to comprise the “Magnificent Seven,” the Magnificent Seven ETF’s portfolio may change to reflect that understanding. As of April 1, 2025, the Magnificent Seven ETF’s portfolio was composed of the following securities: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation and Tesla Inc. At each portfolio rebalance, the Adviser equally weights each security.

In seeking to achieve its investment objective, the Fund will invest directly in shares of the Magnificent Seven ETF and in derivatives instruments, such as swap agreements and futures contracts, that provide exposure to the returns of the Magnificent Seven ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Magnificent Seven ETF; (2) a basket of or the individual securities comprising the Magnificent Seven ETF; or (3) an index of securities that is substantially similar to the holdings of the Magnificent Seven ETF.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Magnificent Seven ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the Magnificent Seven ETF is consistent with the Fund’s investment objective. The impact of the Magnificent Seven ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the Magnificent Seven ETF has increased on a given day, net assets of the Fund should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if the Magnificent Seven ETF has decreased in value on a given day, net assets of the Fund should decrease, meaning the Fund’s exposure will need to be decreased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund may hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the Magnificent Seven ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the Magnificent Seven ETF or an index of securities that is substantially similar to the holdings of the Magnificent Seven ETF). While the Fund’s exposure would be substantially similar to direct exposure to the Magnificent Seven ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the Magnificent Seven ETF.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in the industry or group of industries comprising the information technology sector.

3

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 2X the return of the Magnificent Seven ETF over the same period. The Fund will lose money if the Magnificent Seven ETF’s performance is flat over time, and as a result of daily rebalancing, the Magnificent Seven ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Magnificent Seven ETF’s performance increases over a period longer than a single day.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

AGGRESSIVE INVESTMENT RISK. The Fund employs investment strategies that involve greater risks than the strategies used by typical funds. The Fund’s use of leverage and derivatives could result in a shareholder losing the full principal value of his/her investment within a single day.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Magnificent Seven ETF will be magnified. This means that an investment in the Fund will be approximately reduced by an amount equal to 2% for every 1% daily decline in the market value of shares of the Magnificent Seven ETF, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of the Magnificent Seven ETF declines more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Magnificent Seven ETF.

COMPOUNDING AND MARKET VOLATILITY RISK. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2X) the Magnificent Seven ETF’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the reference asset reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the reference asset increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

4

The effect of compounding becomes more pronounced as the volatility and holding period of the Fund increases. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Magnificent Seven ETF during a shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how the volatility of the Magnificent Seven ETF could affect the Fund’s performance. The chart illustrates the impact of two factors that affect the Fund’s performance – Magnificent Seven ETF volatility and Magnificent Seven ETF returns. The Magnificent Seven ETF returns show the percentage change in the market value of the Magnificent Seven ETF over the specified period, while the Magnificent Seven ETF’s volatility is a statistical measure of the magnitude of fluctuations in the returns during that time period. As illustrated below, even if returns of the Magnificent Seven ETF over two equal time periods is identical, different volatility in the Magnificent Seven ETF (i.e., fluctuations in the rates of return) during the two time periods could result in drastically different Fund performance for the two time periods because of compounding daily returns during the time periods.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) Magnificent Seven ETF volatility; (ii) Magnificent Seven ETF performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; (v) other Fund expenses; and (vi) dividends or interest paid by the Magnificent Seven ETF. The chart shows estimated Fund returns for a number of combinations of Magnificent Seven ETF volatility and Magnificent Seven ETF performance over a one-year period. Performance shown in the chart assumes that: (a) no dividends were paid by the Magnificent Seven ETF; (b) there were no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be different than those shown. Particularly during periods of higher Magnificent Seven ETF volatility, compounding will cause results for periods longer than a trading day to vary from two times (2X) the performance of the Magnificent Seven ETF.

As shown in the chart below, the Fund would be expected to lose 6.1% if the Magnificent Seven ETF provided no return over a one-year period during which the Magnificent Seven ETF experienced annualized volatility of 25%. If the Magnificent Seven ETF’s annualized volatility were to rise to 75%, the hypothetical loss for a one-year period widens to approximately 43.1%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Magnificent Seven ETF’s return is flat. For instance, if the Magnificent Seven ETF’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Magnificent Seven ETF’s return for the year was 0%. The volatility of the instruments that reflect the market value of the Magnificent Seven ETF, such as swaps, may differ from the volatility of the Magnificent Seven ETF.

5

Areas shaded red represent those scenarios where the Fund can be expected to return less than two times (2X) the performance of the Magnificent Seven ETF and those shaded green represent those scenarios where the Fund can be expected to return more than two times (2X) the performance of the Magnificent Seven ETF. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in the “Daily Correlation/Tracking Risk” below.

One Year Magnificent Seven ETF	200% One Year Magnificent Seven ETF	Volatility Rate
Return	Return	10%	25%	50%	75%	100%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.8%	-90.9%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%
-30%	-60%	-51.5%	-54.0%	-61.9%	-72.2%	-82.1%
-20%	-40%	-36.7%	-39.9%	-50.2%	-63.6%	-76.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.9%	-70.3%
0%	0%	-1.0%	-6.1%	-22.1%	-43.1%	-63.3%
10%	20%	19.8%	13.7%	-5.8%	-31.1%	-55.5%
20%	40%	42.6%	35.3%	12.2%	-17.9%	-47.1%
30%	60%	67.3%	58.7%	31.6%	-3.7%	-37.8%
40%	80%	94.0%	84.1%	52.7%	11.7%	-27.9%
50%	100%	122.6%	111.3%	75.2%	28.3%	-17.2%
60%	120%	153.2%	140.3%	99.4%	46.0%	-5.7%

The annualized historical volatility rate of the Magnificent Seven ETF for the period from its inception on April 10, 2023 to March 31, 2025 was 34.70%. The annualized performance of the Magnificent Seven ETF for the period from its inception on April 10, 2023 to March 31, 2025 was 37.44%. Historical Magnificent Seven ETF volatility and performance are not necessarily indications of what volatility and performance of the Magnificent Seven ETF will be in the future.

For information regarding the effects of volatility and Magnificent Seven ETF performance on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of Daily Objective Funds – the Impact of Compounding” in the Fund’s statutory prospectus.

INTRA-DAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of the Magnificent Seven ETF at the market close on the first trading day and the market value of the Magnificent Seven ETF at the time of purchase. If the market value of the Magnificent Seven ETF increases in value, the Fund’s net assets will increase by approximately two times the amount of the Fund’s exposure. Conversely, if the market value of the Magnificent Seven ETF declines in value, the Fund’s net assets will decline by approximately two times the amount of the Fund’s exposure. Thus, an investor that purchases Fund Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple (2X) of the Magnificent Seven ETF.

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If there is a significant intra-day market event and/or the Magnificent Seven ETF experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Magnificent Seven ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Magnificent Seven ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Magnificent Seven ETF increases on days when shares of the Magnificent Seven ETF are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

The Fund may also utilize derivatives that do not use the Magnificent Seven ETF as the reference asset. Under such circumstances, the Fund’s returns may not directly correlate with the returns of the Magnificent Seven ETF. Additionally, the Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Magnificent Seven ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the Magnificent Seven ETF.

LIQUIDITY RISK. The market for derivatives that reference the Magnificent Seven ETF may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of derivatives on the Magnificent Seven ETF.

SWAP AGREEMENTS RISK. The Fund will utilize swap agreements to derive its exposure to the Magnificent Seven ETF. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

MAGNIFICENT SEVEN ETF RISKS. The Fund will have significant exposure to the Magnificent Seven ETF through its investments in shares of the Magnificent Seven ETF and investments in financial instruments that provide exposure to the Magnificent Seven ETF and the securities it holds. Accordingly, the Fund will subject to the risks of the Magnificent Seven ETF, set forth below. In addition to these risks, the Magnificent Seven ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Management Risk, Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Information Technology Risk, Operational Risk and Structural ETF Risk.

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EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the Magnificent Seven ETF may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Magnificent Seven ETF invests. In addition, litigation regarding any of the assets or securities owned by the Magnificent Seven ETF may negatively impact the value of the Shares. Such legislation or litigation may cause the Fund to lose value.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

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ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on Fund Share price.

ETF RISK. The Fund may invest significantly in ETFs. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

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FUTURES CONTRACT RISK. The Fund may utilize futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

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Cash Transactions Risk. The Fund expects to effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/MAGX.

Management

Investment Adviser: Roundhill Financial Inc.

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

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Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/MAGX.

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

The Fund is designed as a short-term trading vehicle. The Fund is intended to be used by investors who intend to actively monitor and manage their portfolios.

The Fund is not suitable for all investors. The Fund is designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Such investors are expected to monitor and manage their portfolios frequently. Investors in the Fund should: (a) understand the risks associated with the use of leverage; and (b) understand the consequences of seeking daily leveraged investment results. Investors who do not understand the Fund or do not intend to actively manage their funds and monitor their investments should not buy the Fund.

Additional Information About the Fund’s Principal Investment Strategy

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Magnificent Seven ETF over a single trading day. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

The Magnificent Seven ETF is an actively managed ETF that seeks, as its investment objective, the growth of capital. Roundhill serves as the investment adviser to Magnificent Seven ETF, as well as serving as investment adviser to the Fund. The Magnificent Seven ETF offers exposure to, in equal weight following each rebalance, the seven stocks commonly referred to as “Magnificent Seven.” It is currently anticipated that the Magnificent Seven ETF’s holdings will not change over the course of the year. However, in the event that different securities are understood to comprise the “Magnificent Seven,” the Magnificent Seven ETF’s portfolio may change to reflect that understanding. As of April 1, 2025, the Magnificent Seven ETF’s portfolio was composed of the following securities: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation and Tesla Inc. At each portfolio rebalance, the Adviser equally weights each security.

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In seeking to achieve its investment objective, the Fund will invest directly in shares of the Magnificent Seven ETF and in derivatives instruments, such as swap agreements and futures contracts, that provide exposure to the returns of the Magnificent Seven ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Magnificent Seven ETF; (2) a basket of or the individual securities comprising the Magnificent Seven ETF; or (3) an index of securities that is substantially similar to the holdings of the Magnificent Seven ETF.

The Fund will attempt to achieve its investment objective without regard to overall market movement or the increase or decrease of the value of the Magnificent Seven ETF. At the close of the markets each trading day, Roundhill rebalances the Fund’s portfolio so that its exposure to the Magnificent Seven ETF is consistent with the Fund’s investment objective. The impact of the Magnificent Seven ETF’s movements during the day will affect whether the Fund’s portfolio needs to be re-positioned. For example, if the value of the Magnificent Seven ETF has increased on a given day, net assets of the Fund should increase, meaning that the Fund’s exposure will need to be increased. Conversely, if the Magnificent Seven ETF has decreased in value on a given day, net assets of the Fund should decrease, meaning the Fund’s exposure will need to be decreased. This re-positioning strategy typically results in high portfolio turnover. On a day-to-day basis, the Fund may hold ETFs and money market funds, deposit accounts with institutions with high quality credit ratings, and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements.

The Fund seeks to remain fully invested at all times, consistent with its stated investment objective, but may not always have precise exposure to the Magnificent Seven ETF (for instance, if the Fund holds derivatives contracts that reference the securities held by the Magnificent Seven ETF or an index of securities that is substantially similar to the holdings of the Magnificent Seven ETF). While the Fund’s exposure would be substantially similar to direct exposure to the Magnificent Seven ETF, the basket of securities or index it uses as the reference asset may assign slightly different weights to the stocks comprising the Magnificent Seven ETF.

The Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in the industry or group of industries comprising the information technology sector.

The Fund is classified as “non-diversified” under the 1940 Act.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 2X the return of the Magnificent Seven ETF over the same period. The Fund will lose money if the Magnificent Seven ETF’s performance is flat over time, and as a result of daily rebalancing, the Magnificent Seven ETF’s volatility and the effects of compounding, it is even possible that the Fund will lose money over time while the Magnificent Seven ETF’s performance increases over a period longer than a single day.

The Effects of Fees and Expenses on the Return of the Fund for a Single Trading Day

To create the necessary exposure, the Fund uses leveraged investment techniques, which necessarily incur brokerage and financing charges. In light of these charges and the Fund’s operating expenses, the expected return of the Fund over one trading day is equal to the gross expected return, which is two times the daily return of the Magnificent Seven ETF, minus: (i) financing charges incurred by the portfolio; and (ii) daily operating expenses. For instance, if the Magnificent Seven ETF returns 2% on a given day, the gross expected return of the Fund would be 4%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower. The Fund will reposition its portfolio at the end of every trading day. Therefore, if an investor purchases Fund Shares at the close of the markets on a given trading day, the investor’s exposure to the Magnificent Seven ETF would reflect 200% of the performance of the Magnificent Seven ETF during the following trading day, subject to the charges and expenses noted above.

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The Fund may have difficulty in achieving its daily leveraged investment objective due to fees, expenses, transaction costs, income items, accounting standards, significant purchase and redemption activity by Fund shareholders and/or disruptions or a temporary lack of liquidity in the markets for the securities held by the Fund.

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

If the Fund is unable to obtain sufficient leveraged exposure to the Magnificent Seven ETF due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, fail to meet its daily investment objective or experience increased transaction fees. Under such circumstances, the Fund could trade at significant bid-ask spreads, premiums or discounts to its NAV and could experience substantial redemptions.

A Cautionary Note to Investors Regarding Dramatic Magnificent Seven ETF Performance

The Fund seeks daily exposure to the Magnificent Seven ETF equal to 200% of its net assets. As a consequence, the Fund could lose an amount greater than its net assets in the event of a decline in the market value of the Magnificent Seven ETF in excess of 50% in a single trading day.

If the Magnificent Seven ETF has a dramatic adverse move that causes a material decline in the Fund’s net assets, the terms of the Fund’s swap agreements may permit the counterparty to immediately close out the swap transaction. In that event, the Fund may be unable to enter into another swap agreement to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Magnificent Seven ETF later reverses all or a portion of the move.

Examples of the Impact of Daily Leverage and Compounding. Because the Fund’s exposure to the Magnificent Seven ETF is repositioned on a daily basis, for a holding period longer than one day the pursuit of the daily investment objective will result in daily leveraged compounding for the Fund. This means that the return of the Magnificent Seven ETF over a period of time greater than one day multiplied by the Fund’s daily leveraged investment objective (e.g., 200%) generally will not equal the Fund’s performance over that same period. As a consequence, investors should not plan to hold Fund Shares unmonitored for periods longer than a single trading day. This deviation increases with higher volatility in the Magnificent Seven ETF and longer holding periods. Further, the return for investors that invest for periods less than a full trading day or for a period different than a trading day will not be the product of the return of the Fund’s stated daily leveraged investment objective and the performance of the Magnificent Seven ETF for the full trading day. The actual exposure will largely be a function of the performance of the Magnificent Seven ETF from the end of the prior trading day.

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Consider the following examples:

Amy is considering investments in two funds, Funds A and B. Fund A is an actively-managed ETF (the “Reference Fund”). Similar to the Fund, Fund B is an ETF that seeks daily leveraged investment results (before fees and expenses) that correspond to 200% of the daily performance of the Reference Fund (the “Hypothetical 2X Fund”).

On Day 1, the Reference Fund’s market value increases from $100 to $105, a gain of 5%. On Day 2, the Reference Fund’s market value declines from $105 back to $100, a loss of 4.76%. In the aggregate, the market value of the Reference Fund has not moved.

An investment in the Reference Fund would be expected to gain 5% on Day 1 and lose 4.76% on Day 2, returning the investment to its original value. The same $100 investment in the Hypothetical 2X Fund would be expected to gain 10% on Day 1 (200% of 5%) but decline 9.52% on Day 2.

Day	Reference Fund Performance	Hypothetical 2X Fund Performance	Value of Hypothetical 2X Fund Investment
			$100.00
1	5.00%	10.00%	$110.00
2	-4.76%	-9.52%	$99.52

Although the percentage decrease in the Hypothetical 2X Fund is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount, so the investment in the Hypothetical 2X Fund experiences a loss even when the aggregate market value of the Reference Fund for the two-day period has not declined. (These calculations do not include the charges for fund fees and expenses.)

As you can see, an investment in the Hypothetical 2X Fund has additional risks due to the effects of leverage and compounding.

An investor who purchases Fund Shares intra-day will generally receive more, or less, than 200% exposure to the Reference Fund from that point until the end of the trading day. The actual exposure will be largely a function of the performance of the Reference Fund from the end of the prior trading day. If the Fund Shares are held for a period longer than a single trading day, the Fund’s performance is likely to deviate from 200% of the return of the Reference Fund’s performance for the longer period. This deviation will increase with higher Reference Fund volatility and longer holding periods.

Examples of the Impact of Magnificent Seven ETF Volatility. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses. Daily rebalancing will typically cause the Fund to lose money if the Magnificent Seven ETF experiences volatility. Volatility rate is a statistical measure of the magnitude of fluctuations in returns over a defined period. For periods longer than a trading day, volatility in the performance of the Magnificent Seven ETF from day to day is the primary cause of any disparity between the Fund’s actual returns and the returns of the Magnificent Seven ETF for such period. Volatility causes such disparity because it exacerbates the effects of compounding on the Fund’s returns. Consider the following three examples that demonstrate the effect of volatility on a hypothetical fund:

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Example 1 – Reference Fund Experiences Volatility with Trend

The example below shows the impact of an investment in the Hypothetical 2X Fund that seeks investment results on a daily basis of 200% of the Reference Fund. Amy invests $10.00 in the Hypothetical 2X Fund at the close of trading on Day 1. During Day 2, the Reference Fund’s market value increases by 2%. Amy’s investment in the Hypothetical 2X Fund rises 4% to $10.40. Amy holds her investment through the close of trading on Day 3, during which the Reference Fund’s market value rises an additional 1.96%. The value of Amy’s investment in the Hypothetical 2X Fund rises to $10.81, a gain during Day 3 of 3.92%. For the two-day period since Amy invested in the Hypothetical 2X Fund, the Reference Fund’s market value gained 4% although Amy’s investment increased by 8.08%. Because the Reference Fund continued to trend upwards, Amy’s return on her investment in the Hypothetical 2X Fund closely correlates to 200% of the return of the Reference Fund for the period.

Example 2 – Reference Fund Experiences Volatility with Trend Reversal

Amy invests $10.00 in the Hypothetical 2X Fund after the close of trading on Day 1. During Day 2, the Reference Fund’s market value increases by 2%, and Amy’s investment in the Hypothetical 2X Fund rises 4% to $10.40. Amy continues to hold her investment through the end of Day 3, during which the Reference Fund’s market value declines by 3.92%. The value of Amy’s investment in the Hypothetical 2X Fund declines by 7.84%, from $10.40 to $9.58. For the two-day period since Amy invested in the Hypothetical 2X Fund, the Reference Fund lost 2% while Amy’s investment in the Hypothetical 2X Fund decreased from $10 to $9.58, a 4.15% loss. The volatility of the Reference Fund and the trend reversal affected the correlation between the Reference Fund’s return for the two-day period and Amy’s return. In this situation, Amy lost more than two times the return of the Reference Fund.

Example 3 – Intra-day Investment with Volatility and Trend Reversal

The examples above assumed that Amy purchased the Hypothetical 2X Fund at the close of trading on Day 1 and sold her investment at the close of trading on a subsequent day. However, if she made an investment intra-day, she would have received notional exposure to the Reference Fund determined by the performance of the Reference Fund from the end of the prior trading day until her time of purchase on the next trading day.

Consider the following example.

Amy invests $10.00 in the Hypothetical 2X Fund at 11 a.m. on Day 2. From the close of trading on Day 1 until 11 a.m. on Day 2, the market value of the Reference Fund increased by 2%. In light of that gain, the Hypothetical 2X Fund’s notional exposure to the Reference Fund at the point at which Amy invests is 196%. During the remainder of Day 2, the Reference Fund’s market value gains 7.84%, and Amy’s investment in the Hypothetical 2X Fund rises 15.38% (which is the Reference Fund’s gain of 7.84% multiplied by the 196% notional exposure to the Reference Fund that she received) to $11.54. Amy continues to hold her investment through the close of trading on Day 3, during which the Reference Fund’s market value declines by 18.18%. Amy’s investment in the Hypothetical 2X Fund declines by 36.36%, from $11.54 to $7.34. For the period of Amy’s investment, the Reference Fund’s market value declined by 11.77%, while Amy’s investment in the Hypothetical 2X Fund decreased from $10.00 to $7.34, a 26.57% loss. The volatility and trend reversal of the Reference Fund affected the correlation between the Reference Fund’s return for the period and Amy’s return. In this situation, Amy lost more than two times the return of the Reference Fund. Amy’s performance was also impacted because she missed the first 2%move of the Reference Fund and had a notional exposure to the Reference Fund of 196% for the remainder of Day 2.

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Market Volatility. The Fund seeks to provide a return which is two times the daily performance of the Magnificent Seven ETF. The Fund does not attempt to, and should not be expected to, provide returns which are two times the return of the Magnificent Seven ETF for periods other than a single day. The Fund rebalances its portfolio on a daily basis, increasing exposure in response to that day’s gains or reducing exposure in response to that day’s losses.

Daily rebalancing will impair the Fund’s performance if the Magnificent Seven ETF experiences volatility. For instance, the Fund would be expected to lose 4% (as shown in Table 1 below) if the Magnificent Seven ETF provided no return over a one-year period and experienced annualized volatility of 20%. If the Magnificent Seven ETF’s annualized volatility were to rise to 40%, the hypothetical loss for a one-year period for the Fund widens to approximately -15%.

Table 1

Volatility Range	Fund Loss
10%	-1%
20%	-4%
30%	-9%
40%	-15%
50%	-22%
60%	-30%
70%	-39%
80%	-47%
90%	-56%
100%	-63%

Note that at higher volatility levels, there is a chance of a complete loss of Fund assets even if the market value of the Magnificent Seven ETF is flat. For instance, if annualized volatility of the Magnificent Seven ETF was 90%, the Fund would be expected to lose 56%, even if the Magnificent Seven ETF returned 0% for the year.

Table 2 shows the annualized historical volatility rates for the Magnificent Seven ETF for the period of its inception on April 10, 2023 through March 31, 2025.

Since market volatility has negative implications for the Fund, which rebalances daily, investors should be sure to monitor and manage their investments in the Fund particularly in volatile markets. The negative implications of volatility in Table 1 can be combined with the recent volatility ranges of the Magnificent Seven ETF in Table 2 to give investors some sense of the risks of holding the Fund for longer periods. Historical volatility and performance for the Magnificent Seven ETF is not likely indicative of future volatility and performance.

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Table 2
Historic Volatility of Magnificent Seven ETF
Magnificent Seven ETF	34.70%

The Projected Returns of the Fund for Intra-Day Purchases. Because the Fund rebalances its portfolio once daily, an investor who purchases Fund Shares during the day will likely have more, or less, than 200% leveraged investment exposure to the Magnificent Seven ETF. The exposure to the Magnificent Seven ETF received by an investor who purchases the Fund intra-day will differ from the Fund’s stated daily leveraged investment objective (e.g., 200%) by an amount determined by the movement of the Magnificent Seven ETF from its value at the end of the prior day. If the Magnificent Seven ETF moves in a direction favorable to the Fund between the close of the market on one trading day through the time on the next trading day when the investor purchases Fund Shares, the investor will receive less exposure to the Magnificent Seven ETF than the Fund’s daily leveraged investment objective (e.g., 200%). Conversely, if the Magnificent Seven ETF moves in a direction adverse to the Fund, the investor will receive more exposure to the Magnificent Seven ETF than the stated Fund daily leveraged investment objective (e.g., 200%).

Table 3 below indicates the hypothetical exposure to the Reference Fund that an intra-day purchase of the Hypothetical 2X Fund would be expected to provide based upon the movement in the market value of the Reference Fund from the close of the market on the prior trading day. Such exposure holds until a subsequent sale on that same trading day or until the close of the market on that trading day. For instance, if the Reference Fund has moved 5% in a direction favorable to a 2X Hypothetical Fund, the investor would receive exposure to the performance of the Reference Fund from that point until the investor sells later that day or the end of the day equal to approximately 191% of the investor’s investment.

Conversely, if the market value of the Reference Fund moves 5% in a direction unfavorable to the Fund, an investor at that point would receive exposure to the performance of the Reference Fund from that point until the investor sells later that day or the end of the day equal to approximately 211% of the investor’s investment.

The table below includes a range of hypothetical Reference Fund moves from 20% to -20% and the corresponding exposure for the Hypothetical 2X Fund. Movement of the Reference Fund beyond the range noted below will result in exposure further from the Hypothetical 2X Fund’s daily leveraged investment objective.

Table 3

Reference Fund Move	Resulting Exposure for 2X Hypothetical Fund
-20%	267%
-15%	243%
-10%	225%
-5%	211%
0%	200%
5%	191%
10%	183%
15%	177%
20%	171%

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The Projected Returns of the Fund for Periods Other Than a Single Trading Day.

The Fund seeks leveraged investment results on a daily basis — from the close of regular trading on one trading day to the close on the next trading day — which should not be equated with seeking a leveraged investment objective for any other period. For instance, if the market value of the Magnificent Seven ETF gains 10% for a week, the Fund should not be expected to provide a return of 20% for the week even if it meets its daily leveraged investment objective throughout the week. This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily compounding, which means that the return of the Magnificent Seven ETF over a period of time greater than one day multiplied by the Fund’s daily leveraged investment objective (e.g., 200%) will not generally equal the Fund’s performance over that same period. In addition, the effects of compounding become greater the longer Fund Shares are held beyond a single trading day.

The following tables set out a range of hypothetical daily performances during a given 10 trading days of the Hypothetical 2X Fund compared to the Reference Fund and demonstrate how changes in the market value of the Reference Fund would compare to the performance of the Hypothetical 2X Fund for a trading day and cumulatively up to, and including, the entire 10 trading day period. The charts are based on a hypothetical $100 investment in hypothetical funds over a 10-trading day period and do not reflect fees or expenses of any kind.

Table 4 – The Reference Fund Lacks Clear Trend

Reference Fund				Hypothetical 2X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$105.00	5.00%	5.00%	$110.00	10.00%	10.00%
Day 2	$110.00	4.76%	10.00%	$120.48	9.52%	20.48%
Day 3	$100.00	-9.09%	0.00%	$98.57	-18.18%	-1.43%
Day 4	$90.00	-10.00%	-10.00%	$78.86	-20.00%	-21.14%
Day 5	$85.00	-5.56%	-15.00%	$70.10	-11.11%	-29.90%
Day 6	$100.00	17.65%	0.00%	$94.83	35.29%	-5.17%
Day 7	$95.00	-5.00%	-5.00%	$85.35	-10.00%	-14.65%
Day 8	$100.00	5.26%	0.00%	$94.34	10.53%	-5.66%
Day 9	$105.00	5.00%	5.00%	$103.77	10.00%	3.77%
Day 10	$100.00	-4.76%	0.00%	$93.89	-9.52%	-6.11%

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The return of the Hypothetical 2X Fund for the 10-trading day period is -6.11%. The volatility of the Reference Fund’s performance and lack of a clear trend results in performance for the Hypothetical 2X Fund for the period which bears little relationship to the performance of the Reference Fund for the 10-trading day period.

Table 5 – The Reference Fund Rises in a Clear Trend

Reference Fund				Hypothetical 2X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$102.00	2.00%	2.00%	$104.00	4.00%	4.00%
Day 2	$104.00	1.96%	4.00%	$108.08	3.92%	8.08%
Day 3	$106.00	1.92%	6.00%	$112.24	3.85%	12.24%
Day 4	$108.00	1.89%	8.00%	$116.47	3.77%	16.47%
Day 5	$110.00	1.85%	10.00%	$120.78	3.70%	20.78%
Day 6	$112.00	1.82%	12.00%	$125.18	3.64%	25.18%
Day 7	$114.00	1.79%	14.00%	$129.65	3.57%	29.65%
Day 8	$116.00	1.75%	16.00%	$134.20	3.51%	34.20%
Day 9	$118.00	1.72%	18.00%	$138.82	3.45%	38.82%
Day 10	$120.00	1.69%	20.00%	$143.53	3.39%	43.53%

The cumulative performance of the Reference Fund in Table 5 is 20.00% for 10 trading days. The return of the Hypothetical 2X Fund for the 10-trading day period is 43.53%. In this case, because of the positive Reference Fund trend, the Hypothetical 2X Fund’s gain is greater than 200% of the Reference Fund’s gain for the 10-trading day period.

Table 6 – The Reference Fund Declines in a Clear Trend

Reference Fund				Hypothetical -1X Fund
	Market Value	Daily Performance	Cumulative Performance	NAV	Daily Performance	Cumulative Performance
	$100.00			$100.00
Day 1	$98.00	-2.00%	-2.00%	$96.00	-4.00%	-4.00%
Day 2	$96.00	-2.04%	-4.00%	$92.08	-4.08%	-7.92%
Day 3	$94.00	-2.08%	-6.00%	$88.24	-4.17%	-11.76%
Day 4	$92.00	-2.13%	-8.00%	$84.49	-4.26%	-15.51%
Day 5	$90.00	-2.17%	-10.00%	$80.82	-4.35%	-19.18%
Day 6	$88.00	-2.22%	-12.00%	$77.22	-4.44%	-22.78%
Day 7	$86.00	-2.27%	-14.00%	$73.71	-4.55%	-26.29%
Day 8	$84.00	-2.33%	-16.00%	$70.29	-4.65%	-29.71%
Day 9	$82.00	-2.38%	-18.00%	$66.94	-4.76%	-33.06%
Day 10	$80.00	-2.44%	-20.00%	$63.67	-4.88%	-36.33%

The cumulative performance of the Reference Fund in Table 6 is -20% for 10 trading days. The return of the Hypothetical 2X Fund for the 10-trading day period is -36.33%. In this case, because of the negative hypothetical Reference Fund trend, the Hypothetical 2X Fund’s decline is less than 200% of the hypothetical Reference Fund decline for the 10-trading day period.

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Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

AGGRESSIVE INVESTMENT RISK. The Fund employs investment strategies that involve greater risks than the strategies used by typical funds. The Fund’s use of leverage and derivatives could result in a shareholder losing the full principal value of his/her investment within a single day.

LEVERAGE RISK. The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Magnificent Seven ETF will be magnified. This means that an investment in the Fund will be approximately reduced by an amount equal to 2% for every 1% daily decline in the market value of shares of the Magnificent Seven ETF, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the market value of the Magnificent Seven ETF declines more than 50% in a single trading day. Leverage will also have the effect of magnifying any differences in the Fund’s correlation with the Magnificent Seven ETF.

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COMPOUNDING AND MARKET VOLATILITY RISK. The Fund has a daily leveraged investment objective and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from two times (2X) the Magnificent Seven ETF’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that are leveraged and that rebalance daily. For a leveraged fund, if adverse daily performance of the reference asset reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if favorable daily performance of the reference asset increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes more pronounced as the volatility and holding period of the Fund increases. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Magnificent Seven ETF during a shareholder’s holding period of an investment in the Fund.

Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: (i) Magnificent Seven ETF volatility; (ii) Magnificent Seven ETF performance; (iii) period of time; (iv) financing rates associated with leveraged exposure; (v) other Fund expenses; and (vi) dividends or interest paid by the Magnificent Seven ETF.

INTRA-DAY INVESTMENT RISK. The Fund seeks leveraged investment results from the close of the market on a given trading day until the close of the market on the subsequent trading day. The exact exposure of an investment in the Fund intraday in the secondary market is a function of the difference between the market value of the Magnificent Seven ETF at the market close on the first trading day and the market value of the Magnificent Seven ETF at the time of purchase. If the market value of the Magnificent Seven ETF increases in value, the Fund’s net assets will increase by approximately two times the amount of the Fund’s exposure. Conversely, if the market value of the Magnificent Seven ETF declines in value, the Fund’s net assets will decline by approximately two times the amount of the Fund’s exposure. Thus, an investor that purchases Fund Shares intra-day may experience performance that is greater than, or less than, the Fund’s stated multiple (2X) of the Magnificent Seven ETF.

If there is a significant intra-day market event and/or the Magnificent Seven ETF experiences a significant decrease, the Fund may not meet its investment objective or rebalance its portfolio appropriately.

DAILY CORRELATION/TRACKING RISK. There is no guarantee that the Fund will achieve a high degree of correlation to the Magnificent Seven ETF and therefore achieve its daily leveraged investment objective. To achieve a high degree of correlation with the Magnificent Seven ETF, the Fund seeks to rebalance its portfolio daily to keep leverage consistent with its daily leveraged investment objective. The possibility of the Fund being materially over- or under-exposed to the Magnificent Seven ETF increases on days when shares of the Magnificent Seven ETF are volatile near the close of the trading day. Market disruptions, regulatory restrictions and extreme volatility will also adversely affect the Fund’s ability to adjust exposure to the required levels.

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The Fund may also utilize derivatives that do not use the Magnificent Seven ETF as the reference asset. Under such circumstances, the Fund’s returns may not directly correlate with the returns of the Magnificent Seven ETF. Additionally, the Fund may have difficulty achieving its daily leveraged investment objective due to fees, expenses, transaction costs, financing costs related to the use of derivatives, investments in ETFs, directly or indirectly, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or derivatives held by the Fund. The Fund may be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or under-exposed to the Magnificent Seven ETF. The Fund may take or refrain from taking positions to improve the tax efficiency or to comply with various regulatory restrictions, either of which may negatively impact the Fund’s correlation to the Magnificent Seven ETF.

LIQUIDITY RISK. The market for derivatives that reference the Magnificent Seven ETF may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of derivatives on the Magnificent Seven ETF.

SWAP AGREEMENTS RISK. The Fund will utilize swap agreements to derive its exposure to the Magnificent Seven ETF. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

MAGNIFICENT SEVEN ETF RISKS. The Fund will have significant exposure to the Magnificent Seven ETF through its investments in shares of the Magnificent Seven ETF and investments in financial instruments that provide exposure to the Magnificent Seven ETF and the securities it holds. Accordingly, the Fund will subject to the risks of the Magnificent Seven ETF, set forth below. In addition to these risks, the Magnificent Seven ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Management Risk, Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Information Technology Risk, Operational Risk and Structural ETF Risk.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

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ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the Magnificent Seven ETF may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Magnificent Seven ETF invests. In addition, litigation regarding any of the assets or securities owned by the Magnificent Seven ETF may negatively impact the value of the Shares. Such legislation or litigation may cause the Fund to lose value.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

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CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on Fund Share price.

ETF RISK. The Fund may invest significantly in ETFs. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of the Fund Shares. An ETF that tracks an index may not exactly match the performance of the index due to cash drag, differences between the portfolio of the ETF and the components of the index, expenses and other factors.

FUTURES CONTRACT RISK. The Fund may utilize futures contracts. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund.

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INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund expects to effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions will require the Fund to incur brokerage expenses when it buys and sells its portfolio investments and may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads and greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

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Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.
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●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.
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For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.95% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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Pursuant to a contractual agreement, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.95% until February 28, 2027. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by Roundhill, only after February 28, 2027.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

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Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

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Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Options. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the referenced asset, which may allow the trust to qualify for special rules in the RIC diversification requirements. If the referenced asset is an index, the Fund intends to treat the issuer of the options as the issuer of the securities comprising the index. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC if the positions reflected by such options are large enough.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

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Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

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The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

39

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/MAGX.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period February 28, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill Daily 2X Long Magnificent Seven ETF

Selected Per Share Data

Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$24.99

Income From Investment Operations:
Net Investment Income (Loss)(a)	1.10
Net Realized and Unrealized Gain (Loss) on Investments(b)	19.48
Total From Investment Operations	20.58

Less distributions:
Net Investment Income	(0.39)
Net Realized Gains	(0.01)
Return of Capital	–
Total Distributions	(0.40)
ETF Transaction Fees Per Share	$0.19

Net Asset Value, End of Period	$45.36

Total Return(c)	83.03%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$57,156
Ratio of Expense to Average Net Assets(d)	0.95%
Ratio of Interest Expense to Average Net Assets(d)	–%
Ratio of Tax Expense to Average Net Assets(d)	–%
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	3.51%
Portfolio turnover rate(c)(e)	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was February 28, 2024.
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Roundhill Daily 2X Long Magnificent Seven ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/MAGX or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill Ether Covered Call Strategy ETF (YETH)

May 1, 2025

Roundhill Ether Covered Call Strategy ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

Neither the U.S. Securities and Exchange Commission (“SEC”) nor the Commodity Futures Trading Commission (“CFTC”) has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	21
Additional Risks of Investing in the Fund	23
Management of the Fund	38
How to Buy and Sell Shares	40
Dividends, Distributions and Taxes	41
Distributor	45
Net Asset Value	45
Fund Service Providers	46
Premium/Discount Information	46
Investments by Other Investment Companies	46
Financial Highlights	47

Roundhill Ether Covered Call Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded funds that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.96%

(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$98	$306	$531	$1,178

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period September 3, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange, which includes ETFs that hold ether directly and ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (each, an “Ether ETF,” and collectively, the “Ether ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize an Ether ETF as the reference asset (“Ether ETF Options”). The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Ether ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of call Ether ETF Options (“Ether ETF Call Options”) to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Ether ETFs. The Fund does not invest directly in ether.

The Ether ETF Options the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, an Ether ETF) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, although the Fund may hold some shares of one or more Ether ETFs, it will primarily derive its exposure to Ether ETFs through Ether ETF Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to an Ether ETF. The Fund’s synthetic exposure to Ether ETFs is achieved through the combination of purchasing call options and selling put options generally at the same strike price which synthetically creates the upside and downside participation in the price returns of an Ether ETF. The Fund will primarily gain exposure to increases in value experienced by the Ether ETFs through the purchase of Ether ETF Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by an Ether ETF through the sale of put Ether ETF Options (“Ether ETF Put Options”). As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Ether ETF Call Options and sold Ether ETF Put Options generally provide exposure to price returns of the Ether ETF(s) both on the upside and downside.

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As the primary means by which the Fund intends to generate income, the Fund will sell Ether ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Ether ETFs beyond a certain point. If the value of the Ether ETFs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the value of the Ether ETFs appreciates in value beyond the strike price of one or more of the Ether ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Ether ETFs and the sold Ether ETF Call Options) will limit the Fund’s participation in gains of the Ether ETFs beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Ether ETFs into current income. It is expected that the Ether ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one month or less and will be held to or close to expiration. The Fund intends to make monthly distribution payments to shareholders.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. The Fund may also directly hold shares of one or more Ether ETFs. Due to certain tests that must be met in order to qualify as a registered investment company (“RIC”), the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to Ether ETF Options.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Ether ETFs

The Fund expects to derive the majority of its exposure to Ether ETFs through Ether ETF Options that reference Ether ETFs that directly hold ether (“Spot Ether ETFs”). Spot Ether ETFs are structured as Delaware statutory trusts that issue shares representing fractional undivided beneficial interests in its net assets. Each Spot Ether ETF’s assets consist primarily of ether. The Spot Ether ETFs seek to generally reflect the performance of the price of ether. The Spot Ether ETFs are not investment companies registered under the 1940 Act, and the sponsors of the Spot Ether ETFs are not registered with the SEC as an investment adviser and are not subject to regulation by the SEC as such in connection with its activities with respect to the Spot Ether ETFs. The Spot Ether ETFs are not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Spot Ether ETFs.

The Fund may also derive exposure to Ether ETFs through Ether ETF Options that reference ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (“Ether Futures ETFs”). Ether Futures ETFs are registered under the 1940 Act and do not invest directly in ether. Ether Futures ETFs seek to provide investment results that correspond to the performance of ether through investments in ether futures contracts. The ether futures contracts held by Ether Futures ETFs are standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the CFTC. Ether Futures ETFs generally seek to invest in cash-settled, front-month ether futures contracts. Certain Ether Futures ETFs gain exposure to ether by investing in ether futures contracts through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because such Ether Futures ETFs intend to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), such Ether Futures ETFs intend to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year. An Ether Futures ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts.

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Additional Information on Ether

Ether is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Ethereum network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Ethereum network, the infrastructure of which is collectively maintained by a decentralized user base. The Ethereum network allows people to exchange tokens of value, called “ether” or “ETH,” which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, including computational power on the Ethereum network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Ethereum network also allows users to write and implement smart contracts—that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum network. Smart contract operations are executed on the Ethereum blockchain in exchange for payment of ether. The Ethereum network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Ethereum network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum network; users of the Ethereum network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum network incentivizes developers to write quality applications and increases the efficiency of the Ethereum network because wasteful code costs more. It also ensures that the Ethereum network remains economically viable by compensating people for their contributed computational resources. Unlike other digital assets, such as bitcoin, which are solely created through a progressive mining process, 72.0 million ether or “ETH” were created in connection with the launch of the Ethereum network.

4

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options, but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines, over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of the Ether ETFs is derived through options exposure, rather than direct holdings of the shares of the Ether ETFs. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of the Ether ETFs may not be as precise as if the Fund were directly holding shares of the Ether ETFs.

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

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LIQUIDITY RISK. The market for Ether ETF Options is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Ether ETF Options.

ETHER ETF RISKS. The Fund will have significant exposure to the Ether ETFs through its Ether ETF Option positions. Accordingly, the Fund will be subject to the risks of the Ether ETFs, set forth below. In addition to these risks, the Ether ETFs are also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Legislation and Litigation Risk, Operational Risk and Structural ETF Risk.

ETHER RISK. Ether is subject to significant volatility, rapid price fluctuations, and uncertainty. While ether has experienced substantial growth in institutional adoption, regulatory recognition, and technological maturity, its value remains influenced by market sentiment, speculative investment activities, macroeconomic factors, and ongoing technological developments rather than purely traditional fundamental analysis. Ethereum is an evolving blockchain platform that continues to undergo substantial upgrades, such as the transition from Proof-of-Work to Proof-of-Stake (Ethereum 2.0 or the “Merge”) and the ongoing rollout of scalability improvements (including Layer 2 solutions such as rollups). These complex technological upgrades are intended to improve Ethereum’s scalability, security, transaction throughput, energy efficiency, and usability. However, each significant update introduces risks including technical vulnerabilities, potential software flaws, delays in development, operational disruptions, or unintended economic impacts, any of which could negatively affect investor confidence, the adoption of the Ethereum blockchain, or ether’s valuation. The regulatory environment for ether and the Ethereum blockchain remains uncertain and varied globally. While certain jurisdictions have provided increased regulatory clarity and oversight, significant regulatory risks persist. Unanticipated regulatory actions—including enforcement actions, reclassification of ether’s regulatory status (such as a security versus commodity), or significant policy changes—could materially impact ether’s value and liquidity. Investors should remain aware that shifts in regulatory classification or compliance requirements may adversely impact the viability, market perception, or utility of ether. The Ethereum ecosystem relies heavily on smart contracts—computer code deployed on the Ethereum blockchain capable of automating financial transactions, asset management, and decentralized application (dApp) functionalities. While smart contracts enable substantial innovation, they remain vulnerable to coding errors, exploitation, hacks, and manipulation. Past security breaches involving decentralized finance (DeFi) platforms, decentralized exchanges, and smart contract-based projects have led to significant financial losses, adversely affecting market sentiment, investor confidence, and ether’s valuation. Competition from other blockchain networks, sometimes referred to as “Ethereum alternatives” or “Layer 1 competitors,” remains robust. Networks offering potentially superior scalability, lower transaction fees, enhanced privacy, or specific technical advantages—such as Solana, Avalanche, Cardano, Polkadot, and others—continue to attract users, developers, and investors. Successful adoption and growth of competing blockchain ecosystems could limit Ethereum’s market share, ecosystem development, and thus negatively impact ether’s long-term valuation. Furthermore, the Ethereum network faces potential governance risks. Decisions regarding protocol upgrades, network policies, or operational changes depend on community consensus among diverse stakeholders, including core developers, validators, decentralized autonomous organizations (DAOs), and other influential actors. Disagreements or governance failures within the Ethereum community could result in contentious blockchain forks, fragmentation of resources, diminished market confidence, or value dilution.

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CUSTODY RISK. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The ether held by the Ether ETFs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Ether ETFs’ ether. To the extent that the Ether ETFs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, an Ether ETF’s ether may be subject to theft, loss, destruction or other attack. The Ether ETFs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Ether ETFs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in an Ether ETF’s technical infrastructure, which could result in theft, loss or damage of its assets. The Ether ETFs do not control the operations of their service providers or their implementation of such security procedures and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding an Ether ETF’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of an Ether ETF’s service providers, and, as a result, an unauthorized party may obtain access to the Ether ETF’s account at the custodian where its ether is held, the relevant private keys (and therefore ether) or other data or property of a Ether ETF. Additionally, outside parties may attempt to fraudulently induce employees of an Ether ETF or its service providers to disclose sensitive information in order to gain access to an Ether ETF’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, an Ether ETF and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

DIGITAL ASSET TRADING PLATFORMS RISK. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability, and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance, and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures, and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions, and other technical risks. High-profile failures, breaches, or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions, or insolvency—can significantly reduce investor confidence, increase market volatility, and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe, and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures, or alter business models substantially, thereby affecting the prices of digital assets, including ether. Investors should be aware that trading or custodying ether on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention, or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

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IRREVOCABILITY OF TRANSACTIONS RISK. Ether transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Ethereum blockchain, an incorrect transfer or theft of ether generally will not be reversible and an Ether ETF may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, an Ether ETF’s ether could be transferred from an Ether ETF’s account at its custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

TRADING HALT RISK. Trading in shares of an Ether ETF on U.S. securities exchanges may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares of an Ether ETF inadvisable. In addition, trading of shares of an Ether ETF on securities exchanges is subject to trading halts caused by extraordinary market volatility pursuant to an exchange’s “circuit breaker” rules. Shares of an Ether ETF may be at a higher risk of a trading halt due to the volatility of ether. In the event that shares of an Ether ETF are subject to a trading halt, the Fund’s ability to pursue its principal investment strategy may be impaired and the Fund may be negatively affected.

VOLATILITY RISK. The price of ether remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of ether continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of ether has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. Furthermore, speculative trading, leveraged positions, and derivatives markets tied to ether continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to ether, including Ether ETFs, may experience heightened volatility compared to traditional investment products.

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ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

ASSIGNMENT RISK. In response to a notification of an option holder’s desire to exercise the option held, the OCC may randomly assign the exercise notice to a clearing member, which must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that particular option. If the Fund is assigned an exercise notice, the Fund pays the buyer the difference between the option price on the exercise date and the option price when written by the Fund. As a result, the Fund may be forced to settle a written option position at an inopportune time and at a cost to the Fund, both of which could adversely affect the Fund’s performance and ability to track the performance of the Ether ETFs.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to ether.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a monthly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

ETF RISK. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, ETFs are subject to Active Market Risk, Operational Risk, Premium/Discount Risk and the Structural ETF Risks set forth below. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of Fund Shares.

ETHER FUTURES ETF RISKS. The Fund may have exposure to Ether ETFs through Ether ETF Options that utilize an Ether Futures ETF as the reference asset. Accordingly, in addition to the risks set forth above in “Ether ETFs Risk,” the Fund will be subject to the risks of an Ether Futures ETF, set forth below.

ETHER FUTURES RISK. The market for ether futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market for ether futures contracts has grown substantially since ether futures contracts commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. Additionally, due to the high margin requirements that are unique to ether futures contracts, an Ether Futures ETF may experience difficulty maintaining the desired level of exposure to ether futures contracts. If an Ether Futures ETF is unable to achieve such exposure it may not be able to meet its investment objective and the fund’s returns may be different or lower than expected. Additionally, collateral requirements may require an Ether Futures ETF to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures contracts may be considered aggressive and may expose an Ether Futures ETF to significant risks. These risks include counterparty risk and liquidity risk.

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ETHER FUTURES CAPACITY RISK. If an Ether Futures ETF’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures contracts market, a disruption to the ether futures contracts market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by an Ether Future ETF’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, an Ether Futures ETF may not be able to achieve its investment objective and may experience significant losses.

Any disruption in an Ether Futures ETF’s ability to obtain exposure to ether futures contracts will cause the Ether Futures ETF’s performance to deviate from the performance of ether futures contracts, and consequently, ether. Additionally, the ability of an Ether Futures ETF to obtain exposure to ether futures contracts may be limited by certain tax rules that limit the amount an Ether Futures ETF can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences.

COST OF FUTURES INVESTMENT RISK. When an ether futures contract is nearing expiration, an Ether Futures ETF will “roll” the futures contract, which means it will generally sell the ether futures contract and use the proceeds to buy an ether futures contract with a later expiration date. When rolling futures contracts that are in contango, an Ether Futures ETF would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling futures contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Ether futures contracts have historically experienced extended periods of contango. Contango in the ether futures contracts market may have a significant adverse impact on the performance of an Ether Futures ETF and may cause ether futures contracts, and an Ether Futures ETF, to underperform the current price of ether. Both contango and backwardation would reduce an Ether Futures ETF’s correlation to the current price of ether and may limit or prevent an Ether Futures ETF from achieving its investment objective.

CLEARING BROKER RISK. An Ether Futures ETF’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that the assets of an Ether Futures ETF deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, an Ether Futures ETF could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, an Ether Futures ETF is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain an Ether Futures ETF’s assets. If an Ether Futures ETF’s FCMs are unable or unwilling to clear an Ether Futures ETF’s transactions, or if the FCM refuses to maintain an Ether Futures ETF’s assets, an Ether Futures ETF will be unable have its orders for ether futures contracts fulfilled or assets custodied. In such a circumstance, the performance of an Ether Futures ETF will likely deviate from the performance of ether and may result in the proportion of ether futures contracts in an Ether Futures ETF’s portfolio relative to the total assets of an Ether Futures ETF to decrease.

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COMMODITY REGULATORY RISK. An Ether Futures ETF’s use of commodities futures subject to regulation by the CFTC has caused an Ether Futures ETF to be classified as a “commodity pool” and this designation requires that an Ether Futures ETF comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. An Ether Futures ETF’s investment decisions may need to be modified, and commodity contract positions held by an Ether Futures ETF may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting an Ether Futures ETF to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of an Ether Futures ETF is impossible to predict, but could be substantial and adverse to an Ether Futures ETF.

FUTURES CONTRACT RISK. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for an Ether Futures ETF to make daily cash payments to maintain its required margin, particularly at times when an Ether Futures ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling ether futures contracts may have a significant adverse impact on the performance of the Ether Futures ETF.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which certain Ether Futures ETFs and their wholly-owned Cayman subsidiaries are organized, respectively, could result in the inability of an Ether Futures ETF to operate as intended and could negatively affect an Ether Futures ETF and its shareholders (such as the Fund). An Ether Futures ETF’s Cayman subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act.

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FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests. In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of Fund Shares. Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Ether ETFs, the Fund seeks to achieve and maintain the exposure to the price of the Ether ETFs by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

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MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REVERSE REPURCHASE AGREEMENTS RISK. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

SPECIAL TAX RISK. The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

To the extent that the Fund investments include in Ether ETF Options include offsetting positions, the character of gains or losses realized by the Fund under the Code’s “straddle” rules may be affected and may increase the amount of short-term capital gain realized by the Fund. The Fund may hold certain options that do not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

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The Fund intends to treat the income it derives from gains on options referencing Spot Ether ETFs as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as Spot Ether ETFs referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the Internal Revenue Service (“IRS”). If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its investment objective.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

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Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of Fund Shares is more than the net asset value per Fund Share (premium) or less than the net asset value per Fund Share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or an Ether ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or an Ether ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or an Ether ETF at that time. The Fund’s or an Ether ETF’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/yeth.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

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Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/yeth.

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About the Fund’s Principal Investment Strategy

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more Ether ETFs. In effectuating its investment strategy, the Fund will purchase and sell a combination of Ether ETF Call Options and Ether ETF Put Options. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Ether ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. The Fund’s sale of Ether ETF Call Options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by the Ether ETFs. The Fund does not invest directly in ether.

The Ether ETF Options the Fund utilizes in implementing its investment strategy will be traditional exchange-traded options contracts and/or FLEX Options. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the OCC. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying (in this case, an Ether ETF) the option at a specified exercise price. For physically settled options, the writer of an option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (call) or to pay the exercise price upon delivery of the underlying security (put). For cash settled options, the writer of an option has the obligation upon exercise of the option to deliver cash equivalent to the difference between the strike price and the price of the underlying security.

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In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, although the Fund may hold some shares of an Ether ETF, it will primarily derive its exposure to Ether ETFs through Ether ETF Options. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund primarily has synthetic exposure to an Ether ETF. The Fund’s synthetic exposure to Ether ETFs is achieved through the combination of purchasing call options and selling put options generally at the same strike price which synthetically creates the upside and downside participation in the price returns of an Ether ETF. The Fund will primarily gain exposure to increases in value experienced by an Ether ETF through the purchase of Ether ETF Call Options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in value experienced by the Ether ETFs through the sale of Ether ETF Put Options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased Ether ETF Call Options and sold Ether ETF Put Options generally provide exposure to price returns of the Ether ETF(s) both on the upside and downside.

As the primary means by which the Fund intends to generate income, the Fund will sell Ether ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Ether ETFs beyond a certain point. If the value of the Ether ETFs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the value of the Ether ETFs appreciates in value beyond the strike price of one or more of the Ether ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Ether ETFs and the sold Ether ETF Call Options) will limit the Fund’s participation in gains of the Ether ETFs beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Ether ETFs into current income. It is expected that the Ether ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one month or less and will be held to or close to expiration. The Fund intends to make monthly distribution payments to shareholders.

In addition to the options contracts, the Fund will also invest in short-term U.S. Treasury securities and money market funds. The Fund may also directly hold shares of an Ether ETF. Due to certain tests that must be met in order to qualify as a RIC, the Fund may also utilize reverse repurchase agreements to help maintain the desired level of exposure to Ether ETF Options.

The Fund is classified as “non-diversified” under the 1940 Act.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from price increases in the underlying instrument above the exercise price of the options, but continues to bear the risk of underlying instrument price declines. The premiums received from the options may not be sufficient to offset any losses sustained from underlying instrument price declines, over time. As a result, the risks associated with writing covered call options may be similar to the risks associated with writing put options. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

The covered call strategy utilized by the Fund is “synthetic” because the Fund’s exposure to the price return of the Ether ETFs is derived through options exposure, rather than direct holdings of the shares of the Ether ETFs. Because such exposure is synthetic, it is possible that the Fund’s participation in the price return of the Ether ETFs may not be as precise as if the Fund were directly holding shares of the Ether ETFs.

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

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LIQUIDITY RISK. The market for Ether ETF Options is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of Ether ETF Options.

ETHER ETF RISKS. The Fund will have significant exposure to the Ether ETFs through its Ether ETF Option positions. Accordingly, the Fund will be subject to the risks of the Ether ETFs, set forth below. In addition to these risks, the Ether ETFs are also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Legislation and Litigation Risk, Operational Risk and Structural ETF Risk.

ETHER RISK. Ether is subject to significant volatility, rapid price fluctuations, and uncertainty. While ether has experienced substantial growth in institutional adoption, regulatory recognition, and technological maturity, its value remains influenced by market sentiment, speculative investment activities, macroeconomic factors, and ongoing technological developments rather than purely traditional fundamental analysis. Ethereum is an evolving blockchain platform that continues to undergo substantial upgrades, such as the transition from Proof-of-Work to Proof-of-Stake (Ethereum 2.0 or the “Merge”) and the ongoing rollout of scalability improvements (including Layer 2 solutions such as rollups). These complex technological upgrades are intended to improve Ethereum’s scalability, security, transaction throughput, energy efficiency, and usability. However, each significant update introduces risks including technical vulnerabilities, potential software flaws, delays in development, operational disruptions, or unintended economic impacts, any of which could negatively affect investor confidence, the adoption of the Ethereum blockchain, or ether’s valuation. The regulatory environment for ether and the Ethereum blockchain remains uncertain and varied globally. While certain jurisdictions have provided increased regulatory clarity and oversight, significant regulatory risks persist. Unanticipated regulatory actions—including enforcement actions, reclassification of ether’s regulatory status (such as a security versus commodity), or significant policy changes—could materially impact ether’s value and liquidity. Investors should remain aware that shifts in regulatory classification or compliance requirements may adversely impact the viability, market perception, or utility of ether. The Ethereum ecosystem relies heavily on smart contracts—computer code deployed on the Ethereum blockchain capable of automating financial transactions, asset management, and decentralized application (dApp) functionalities. While smart contracts enable substantial innovation, they remain vulnerable to coding errors, exploitation, hacks, and manipulation. Past security breaches involving decentralized finance (DeFi) platforms, decentralized exchanges, and smart contract-based projects have led to significant financial losses, adversely affecting market sentiment, investor confidence, and ether’s valuation. Competition from other blockchain networks, sometimes referred to as “Ethereum alternatives” or “Layer 1 competitors,” remains robust. Networks offering potentially superior scalability, lower transaction fees, enhanced privacy, or specific technical advantages—such as Solana, Avalanche, Cardano, Polkadot, and others—continue to attract users, developers, and investors. Successful adoption and growth of competing blockchain ecosystems could limit Ethereum’s market share, ecosystem development, and thus negatively impact ether’s long-term valuation. Furthermore, the Ethereum network faces potential governance risks. Decisions regarding protocol upgrades, network policies, or operational changes depend on community consensus among diverse stakeholders, including core developers, validators, decentralized autonomous organizations (DAOs), and other influential actors. Disagreements or governance failures within the Ethereum community could result in contentious blockchain forks, fragmentation of resources, diminished market confidence, or value dilution.

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CUSTODY RISK. Security breaches, computer malware and computer hacking attacks have been a prevalent concern in relation to digital assets. The ether held by the Ether ETFs’ custodian will likely be an appealing target to hackers or malware distributors seeking to destroy, damage or steal the Ether ETFs’ ether. To the extent that the Ether ETFs and their service providers are unable to identify and mitigate or stop new security threats or otherwise adapt to technological changes in the digital asset industry, an Ether ETF’s ether may be subject to theft, loss, destruction or other attack. The Ether ETFs have put security procedures in place to prevent such theft, loss or destruction, including but not limited to, offline storage, or cold storage, multiple encrypted private key “shards”, and other measures. Nevertheless, the security procedures cannot guarantee the prevention of any loss due to a security breach, software defect or act of God that may be borne by the Ether ETFs and the security procedures may not protect against all errors, software flaws or other vulnerabilities in an Ether ETF’s technical infrastructure, which could result in theft, loss or damage of its assets. The Ether ETFs do not control the operations of their service providers or their implementation of such security procedures and there can be no assurance that such security procedures will actually work as designed or prove to be successful in safeguarding an Ether ETF’s assets against all possible sources of theft, loss or damage. Assets not held in cold storage, such as assets held in a trading account, may be more vulnerable to security breach, hacking or loss than assets held in cold storage. Furthermore, assets held in a trading account are held on an omnibus, rather than segregated basis, which creates greater risk of loss. The security procedures and operational infrastructure may be breached due to the actions of outside parties, error or malfeasance of an employee of an Ether ETF’s service providers, and, as a result, an unauthorized party may obtain access to the Ether ETF’s account at the custodian where its ether is held, the relevant private keys (and therefore ether) or other data or property of a Ether ETF. Additionally, outside parties may attempt to fraudulently induce employees of an Ether ETF or its service providers to disclose sensitive information in order to gain access to an Ether ETF’s infrastructure. As the techniques used to obtain unauthorized access, disable or degrade service, or sabotage systems change frequently, or may be designed to remain dormant until a predetermined event and often are not recognized until launched against a target, an Ether ETF and its service providers may be unable to anticipate these techniques or implement adequate preventative measures.

DIGITAL ASSET TRADING PLATFORMS RISK. Digital asset trading platforms remain relatively new and vary significantly in terms of regulation, transparency, operational stability, and compliance standards. While certain prominent trading platforms—particularly those based in the United States—have substantially improved transparency, compliance, and regulatory adherence, many platforms still operate internationally or offshore with significantly less stringent oversight. Platforms located outside the United States may be subject to minimal or inconsistent regulatory enforcement and often do not provide sufficient public information regarding their management structure, ownership, financial stability, cybersecurity practices, or compliance controls. Despite increased institutional involvement, enhanced security measures, and more standardized operating practices adopted by leading platforms, digital asset exchanges continue to be vulnerable to cybersecurity threats, hacking incidents, fraudulent activities, operational disruptions, and other technical risks. High-profile failures, breaches, or shutdowns of major trading platforms or custodians—such as those arising from fraud, cybersecurity incidents, regulatory enforcement actions, or insolvency—can significantly reduce investor confidence, increase market volatility, and potentially trigger contagion effects across the digital asset ecosystem. Regulatory developments and enforcement actions continue to shape the landscape in which digital asset platforms operate. Recent regulatory scrutiny has heightened globally, particularly in jurisdictions with substantial trading volumes, such as the United States, Europe, and Asia. Increased regulatory oversight, while potentially positive for market stability in the long run, can create short-term disruption, reduce liquidity, prompt platform closures, or alter business models substantially, thereby affecting the prices of digital assets, including ether. Investors should be aware that trading or custodying ether on less transparent or poorly regulated platforms increases the risk of losing access to digital assets due to platform insolvency, hacking incidents, regulatory intervention, or operational failure. Although improvements have been made, the digital asset marketplace remains inherently riskier than traditional financial markets, and investors may have limited recourse if a digital asset trading platform fails or is compromised.

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IRREVOCABILITY OF TRANSACTIONS RISK. Ether transactions are typically not reversible without the consent and active participation of the recipient of the transaction. Once a transaction has been verified and recorded in a block that is added to the Ethereum blockchain, an incorrect transfer or theft of ether generally will not be reversible and an Ether ETF may not be capable of seeking compensation for any such transfer or theft. It is possible that, through computer or human error, or through theft or criminal action, an Ether ETF’s ether could be transferred from an Ether ETF’s account at its custodian in incorrect amounts or to unauthorized third parties, or to uncontrolled accounts.

TRADING HALT RISK. Trading in shares of an Ether ETF on U.S. securities exchanges may be halted due to market conditions or for reasons that, in the view of an exchange, make trading in shares of an Ether ETF inadvisable. In addition, trading of shares of an Ether ETF on securities exchanges is subject to trading halts caused by extraordinary market volatility pursuant to an exchange’s “circuit breaker” rules. Shares of an Ether ETF may be at a higher risk of a trading halt due to the volatility of ether. In the event that shares of an Ether ETF are subject to a trading halt, the Fund’s ability to pursue its principal investment strategy may be impaired and the Fund may be negatively affected.

VOLATILITY RISK. The price of ether remains highly volatile and subject to significant price fluctuations. While recent increases in institutional adoption, clearer regulatory frameworks, and broader market acceptance have contributed to greater stability relative to earlier periods, the price of ether continues to be influenced by rapid shifts in market sentiment, regulatory developments, macroeconomic conditions, technological advancements, and unforeseen events. The market price of ether has historically experienced dramatic highs and lows over short periods, often with limited or no identifiable catalyst. Given the evolving nature of digital asset markets, price volatility may be amplified by external factors such as changes in global financial markets, geopolitical events, regulatory enforcement actions, or significant technological or security incidents. Furthermore, speculative trading, leveraged positions, and derivatives markets tied to ether continue to contribute to potential volatility. Investors should remain aware that sudden, substantial price movements may occur at any time, potentially leading to significant losses. Consequently, investments linked directly or indirectly to ether, including Ether ETFs, may experience heightened volatility compared to traditional investment products.

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ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

ASSIGNMENT RISK. In response to a notification of an option holder’s desire to exercise the option held, the OCC may randomly assign the exercise notice to a clearing member, which must then assign, randomly or on a first-in-first-out basis, the obligation to a customer who has written that particular option. If the Fund is assigned an exercise notice, the Fund pays the buyer the difference between the option price on the exercise date and the option price when written by the Fund. As a result, the Fund may be forced to settle a written option position at an inopportune time and at a cost to the Fund, both of which could adversely affect the Fund’s performance and ability to track the performance of the Ether ETFs.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in investments that provide exposure to ether.

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

CREDIT RISK. An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DEBT SECURITIES RISK. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

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DERIVATIVES RISK. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on share price.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a monthly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

ETF RISK. The value of an ETF held by the Fund will fluctuate over time based on fluctuations in the values of the assets held by the ETF, which may be affected by changes in general economic conditions, expectations for future growth and profits, interest rates and the supply and demand for those assets. When the Fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, ETFs are subject to Active Market Risk, Operational Risk, Premium/Discount Risk and the Structural ETF Risks set forth below. Brokerage, tax and other expenses may negatively impact the performance of the ETF and, in turn, the value of Fund Shares.

ETHER FUTURES ETF RISKS. The Fund may have exposure to Ether ETFs through Ether ETF Options that utilize an Ether Futures ETF as the reference asset. Accordingly, in addition to the risks set forth above in “Ether ETFs Risk,” the Fund will be subject to the risks of an Ether Futures ETF, set forth below.

ETHER FUTURES RISK. The market for ether futures contracts may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the market for ether futures contracts has grown substantially since ether futures contracts commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts. Additionally, due to the high margin requirements that are unique to ether futures contracts, an Ether Futures ETF may experience difficulty maintaining the desired level of exposure to ether futures contracts. If an Ether Futures ETF is unable to achieve such exposure it may not be able to meet its investment objective and the fund’s returns may be different or lower than expected. Additionally, collateral requirements may require an Ether Futures ETF to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures contracts may be considered aggressive and may expose an Ether Futures ETF to significant risks. These risks include counterparty risk and liquidity risk.

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ETHER FUTURES CAPACITY RISK. If an Ether Futures ETF’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures contracts market, a disruption to the ether futures contracts market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by an Ether Future ETF’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, an Ether Futures ETF may not be able to achieve its investment objective and may experience significant losses.

Any disruption in an Ether Futures ETF’s ability to obtain exposure to ether futures contracts will cause the Ether Futures ETF’s performance to deviate from the performance of ether futures contracts, and consequently, ether. Additionally, the ability of an Ether Futures ETF to obtain exposure to ether futures contracts may be limited by certain tax rules that limit the amount an Ether Futures ETF can invest in its wholly-owned subsidiary as of the end of each tax quarter. Exceeding this amount may have tax consequences.

COST OF FUTURES INVESTMENT RISK. When an ether futures contract is nearing expiration, an Ether Futures ETF will “roll” the futures contract, which means it will generally sell the ether futures contract and use the proceeds to buy an ether futures contract with a later expiration date. When rolling futures contracts that are in contango, an Ether Futures ETF would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling futures contracts is typically substantially higher than the price difference associated with rolling other futures contracts. Ether futures contracts have historically experienced extended periods of contango. Contango in the ether futures contracts market may have a significant adverse impact on the performance of an Ether Futures ETF and may cause ether futures contracts, and an Ether Futures ETF, to underperform the current price of ether. Both contango and backwardation would reduce an Ether Futures ETF’s correlation to the current price of ether and may limit or prevent an Ether Futures ETF from achieving its investment objective.

CLEARING BROKER RISK. An Ether Futures ETF’s investments in exchange-traded futures contracts expose it to the risks of a clearing broker (or an FCM). Under current regulations, a clearing broker or FCM maintains customers’ assets in a bulk segregated account. There is a risk that the assets of an Ether Futures ETF deposited with the clearing broker to serve as margin may be used to satisfy the broker’s own obligations or the losses of the broker’s other clients. In the event of default, an Ether Futures ETF could experience lengthy delays in recovering some or all of its assets and may not see any recovery at all. Furthermore, an Ether Futures ETF is subject to the risk that no FCM is willing or able to clear the Fund’s transactions or maintain an Ether Futures ETF’s assets. If an Ether Futures ETF’s FCMs are unable or unwilling to clear an Ether Futures ETF’s transactions, or if the FCM refuses to maintain an Ether Futures ETF’s assets, an Ether Futures ETF will be unable have its orders for ether futures contracts fulfilled or assets custodied. In such a circumstance, the performance of an Ether Futures ETF will likely deviate from the performance of ether and may result in the proportion of ether futures contracts in an Ether Futures ETF’s portfolio relative to the total assets of an Ether Futures ETF to decrease.

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COMMODITY REGULATORY RISK. An Ether Futures ETF’s use of commodities futures subject to regulation by the CFTC has caused an Ether Futures ETF to be classified as a “commodity pool” and this designation requires that an Ether Futures ETF comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. An Ether Futures ETF’s investment decisions may need to be modified, and commodity contract positions held by an Ether Futures ETF may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting an Ether Futures ETF to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of an Ether Futures ETF is impossible to predict, but could be substantial and adverse to an Ether Futures ETF.

FUTURES CONTRACT RISK. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for an Ether Futures ETF to make daily cash payments to maintain its required margin, particularly at times when an Ether Futures ETF may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling ether futures contracts may have a significant adverse impact on the performance of the Ether Futures ETF.

SUBSIDIARY INVESTMENT RISK. Changes in the laws of the United States and/or the Cayman Islands, under which certain Ether Futures ETFs and their wholly-owned Cayman subsidiaries are organized, respectively, could result in the inability of an Ether Futures ETF to operate as intended and could negatively affect an Ether Futures ETF and its shareholders (such as the Fund). An Ether Futures ETF’s Cayman subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act.

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FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of Fund Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LEGISLATION AND LITIGATION RISK. Legislation or litigation that affects the value of assets or securities held by the Fund may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the Fund invests. In addition, litigation regarding any of the assets or securities owned by the Fund may negatively impact the value of Fund Shares. Such legislation or litigation may cause the Fund to lose value or may result in higher portfolio turnover if the Adviser determines to sell such a holding.

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LEVERAGE RISK. While the Fund does not seek leveraged exposure to the Ether ETFs, the Fund seeks to achieve and maintain the exposure to the price of the Ether ETFs by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement in futures instruments may result in immediate and substantial losses to the Fund.

MONEY MARKET INSTRUMENTS RISK. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REVERSE REPURCHASE AGREEMENTS RISK. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Fund may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Fund invested the proceeds of the reverse repurchase agreement.

SPECIAL TAX RISK. The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

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To the extent that the Fund investments include in Ether ETF Options include offsetting positions, the character of gains or losses realized by the Fund under the Code’s “straddle” rules may be affected and may increase the amount of short-term capital gain realized by the Fund. The Fund may hold certain options that do not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

The Fund intends to treat the income it derives from gains on options referencing Spot Ether ETFs as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as Spot Ether ETFs referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the Internal Revenue Service (“IRS”). If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

On November 15, 2024, the U.S. Commodity Futures Trading Commission issued a staff advisory concluding that it is likely that the options and the interests in the Spot Ether ETFs referenced by the options would be judicially held to be a security. In 2009, the IRS adopted the position that, in determining the income and diversification tests of a RIC under Section 851 of the Code, the grantor trust rules of I.R.C. § 671, et seq, are applied before the definition of security is applied in I.R.C. § 851. In 2016, the IRS announced that it viewed determining the definition of security for the purposes of I.R.C. § 851 was more properly in the jurisdiction of the SEC. In 2023, the U.S. Supreme Court indicated that federal administrative agencies no longer needed to be given deference merely because their position was reasonable if the position of the agency is not consistent with the statute. Although the IRS has not formally announced a change in position in regard to whether the grantor trust rules are applied first, the combination of the 2016 announcement and the 2023 Supreme Court decision suggest that the best interpretation of the statute is to apply I.R.C. § 851’s plain language. If the grantor trust rules are applied first in reference to the Spot Ether ETFs and the options, the options would reference ether. Although the issue is not free from doubt, it is likely that ether would be classified as a commodity for purposes of I.R.C. § 851 and produce income that would not be qualifying income under the RIC tests. However, under the plain language of the statute, gains from securities (as determined under the 1940 Act) are qualifying income. Options on publicly traded grantor trusts are securities for the purposes of the 1940 Act.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its investment objective.

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In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of Fund Shares is more than the net asset value per Fund Share (premium) or less than the net asset value per Fund Share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund or an Ether ETF could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund or an Ether ETF would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund or an Ether ETF at that time. The Fund’s or an Ether ETF’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.
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●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

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If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.95% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

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The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

The Fund intends to declare and pay monthly dividends to shareholders, although this policy may be amended at any time. To the extent that sufficient investment income is not available on a monthly basis, some or all of the Fund’s distributions could consist primarily or entirely of return of capital, as discussed below. The amount treated as a return of capital will reduce a shareholder’s cost basis in the shareholder’s Fund Shares, thereby increasing the potential gain or reducing the potential loss on the sale of Fund Shares. Investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions.

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

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Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

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Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Ether ETF Options. The Fund intends to treat the income it derives from gains on options referencing the Spot Ether ETFs as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Spot Ether ETFs referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the IRS. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

On November 15, 2024, the U.S. Commodity Futures Trading Commission issued a staff advisory concluding that it is likely that the options and the interests in the Spot Ether ETFs referenced by the options would be judicially held to be a security. In 2009, the IRS adopted the position that, in determining the income and diversification tests of a RIC under Section 851 of the Code, the grantor trust rules of I.R.C. § 671, et seq, are applied before the definition of security is applied in I.R.C. § 851. In 2016, the IRS announced that it viewed determining the definition of security for the purposes of I.R.C. § 851 was more properly in the jurisdiction of the SEC. In 2023, the U.S. Supreme Court indicated that federal administrative agencies no longer needed to be given deference merely because their position was reasonable if the position of the agency is not consistent with the statute. Although the IRS has not formally announced a change in position in regard to whether the grantor trust rules are applied first, the combination of the 2016 announcement and the 2023 Supreme Court decision suggest that the best interpretation of the statute is to apply I.R.C. § 851’s plain language. If the grantor trust rules are applied first in reference to the Spot Ether ETFs and the options, the options would reference ether. Although the issue is not free from doubt, it is likely that ether would be classified as a commodity for purposes of I.R.C. § 851 and produce income that would not be qualifying income under the RIC tests. However, under the plain language of the statute, gains from securities (as determined under the 1940 Act) are qualifying income. Options on publicly traded grantor trusts are securities for the purposes of the 1940 Act.

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Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

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Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/yeth.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period September 3, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill Ether Covered Call Strategy ETF

Selected Per Share Data

Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$49.49

Income From Investment Operations:
Net Investment Income (Loss)(a)	0.54
Net Realized and Unrealized Gain (Loss) on Investments(b)	10.55
Total From Investment Operations	11.09

Less distributions:
Net Investment Income	(9.89)
Net Realized Gains	–
Return of Capital	(0.50)
Total Distributions	(10.39)

Net Asset Value, End of Period	$50.19

Total Return(c)	23.92%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$11,544
Ratio of Expense to Average Net Assets(d)	0.96%
Ratio of Interest Expense to Average Net Assets(d)	0.01%
Ratio of Tax Expense to Average Net Assets(d)	–%
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	3.23%
Portfolio turnover rate(c)(e)	–%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was September 3, 2024.
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Roundhill Ether Covered Call Strategy ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/yeth or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill GLP-1 & Weight Loss ETF (OZEM)

May 1, 2025

Roundhill GLP-1 & Weight Loss ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on Nasdaq, Inc. (“Nasdaq” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	10
Additional Risks of Investing in the Fund	11
Management of the Fund	17
How to Buy and Sell Shares	20
Dividends, Distributions and Taxes	20
Distributor	24
Net Asset Value	24
Fund Service Providers	24
Premium/Discount Information	25
Investments by Other Investment Companies	25
Financial Highlights	26

Roundhill GLP-1 & Weight Loss ETF

Investment Objective

The Fund seeks to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.59%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.59%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$60	$189	$329	$738

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period May 20, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

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Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss (“GLP-1 & Weight Loss Drugs”). The Fund will focus its investments in the securities of companies that are the acknowledged leaders in the development of GLP-1 & Weight Loss Drugs, which it defines as those companies that have GLP-1 & Weight Loss Drugs currently undergoing Phase I, Phase II, and/or Phase III of U.S. Food & Drug Administration (“FDA”) clinical trials and in securities of companies with GLP-1 & Weight Loss Drugs that have been approved by the FDA (“GLP-1 & Weight Loss Companies”). For non-U.S. companies that are not subject to oversight by the FDA, the Fund may classify such company as a GLP-1 & Weight Loss Company if that company’s GLP-1 & Weight Loss Drug is currently undergoing clinical trials subject to regulatory oversight by that company’s applicable food and drug regulator or if that company’s GLP-1 & Weight Loss Drug has been approved by the company’s applicable food and drug regulator. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of GLP-1 & Weight Loss Companies.

In seeking to achieve the Fund’s investment objective, the Fund’s investment adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), constructs the Fund’s portfolio pursuant to its own proprietary security selection methodology. In general, the methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon research on individual companies’ public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, biotechnology industry publications, drug development pipeline trackers, etc.). The Fund will also only invest in those companies with a minimum market capitalization of $100 million and an average daily trading volume of $500,000. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including through investments in depositary receipts) and small-, mid- and large-capitalization issuers.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industry or group of industries comprising the health care sector.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

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HEALTH CARE COMPANIES RISK. Health care companies, such as companies providing medical and healthcare goods and services, companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating health care facilities and the provision of managed health care, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are also subject to competitive forces that may result in price discounting, may be thinly capitalized and susceptible to product obsolescence.

PHARMACEUTICAL COMPANIES RISK. The Fund may have significant exposure to pharmaceutical companies in connection with its investments in GLP-1 & Weight Loss Companies. Pharmaceuticals companies may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Pharmaceutical are subject to competitive forces that may make it difficult to raise prices of their products and may result in price discounting. The profitability of some pharmaceuticals companies may be dependent on a relatively limited number of products. The research and development costs required to bring a new product to market are substantial with no guarantee that the product will ever become profitable. Many new products are subject to gaining the approval of the U.S. Food and Drug Administration (“FDA”), which can be long and costly. Many pharmaceutical companies are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Pharmaceuticals companies may also be subject to extensive litigation based on product liability and similar claims.

BIOTECHNOLOGY COMPANIES RISK. The Fund may have significant exposure to biotechnology companies in connection with its investments in GLP-1 & Weight Loss Companies. Biotechnology companies invest heavily in research and development which may not necessarily lead to commercially successful products. Biotechnology companies are subject to increased governmental regulation which may delay or inhibit the release of new products. The effects of high development costs and increased regulation may be exacerbated by a company’s inability to raise prices to cover costs because of managed care pressure or price controls. Many biotechnology companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotechnology stocks, especially those issued by smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotechnology companies can also be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

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ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CONCENTRATION RISK. The Fund is concentrated in the industry or group of industries comprising the health care sector. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INTERNATIONAL CLOSED MARKET TRADING RISK. To the extent securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s NAV, resulting in premiums or discounts to the Fund’s NAV and bid/ask spreads that may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

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ISSUER RISK. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

LINE OF BUSINESS RISK. Certain companies included in the Fund’s portfolio will be engaged in other lines of business unrelated to the development of GLP-1 & Weight Loss Drugs, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. Despite a company’s possible success in activities linked to its development of GLP-1 & Weight Loss Drugs, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

MID CAPITALIZATION COMPANIES RISK. Mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

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SMALL CAPITALIZATION COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than large and mid capitalization companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than large and mid capitalization companies.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/ozem.

Management

Investment Adviser: Roundhill Financial Inc.

Investment Sub-Adviser: Exchange Traded Concepts, LLC

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/ozem.

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Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industry or group of industries comprising the health care sector.

The Fund is classified as “non-diversified” under the 1940 Act.

Additional Information About the Fund’s Principal Investment Strategy

The Fund is an actively managed ETF that pursues its investment objective by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss (GLP-1 & Weight Loss Drugs). The Fund will focus its investments in the securities of companies that are the acknowledged leaders in the development of GLP-1 & Weight Loss Drugs, which it defines as those companies that have GLP-1 & Weight Loss Drugs currently undergoing Phase I, Phase II, and/or Phase III of FDA clinical trials and in securities of companies with GLP-1 & Weight Loss Drugs that have been approved by the FDA (GLP-1 & Weight Loss Companies). For non-U.S. companies that are not subject to oversight by the FDA, the Fund may classify such company as a GLP-1 & Weight Loss Company if that company’s GLP-1 & Weight Loss Drug is currently undergoing clinical trials subject to regulatory oversight by that company’s applicable food and drug regulator or if that company’s GLP-1 & Weight Loss Drug has been approved by the company’s applicable food and drug regulator.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of GLP-1 & Weight Loss Companies. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

In seeking to achieve the Fund’s investment objective, Roundhill constructs the Fund’s portfolio pursuant to its own proprietary security selection methodology. In general, the methodology prioritizes companies with higher levels of “thematic relevance,” which is based upon research on individual companies’ public disclosures (e.g., 10-K filings, company presentations, capital markets day presentations, etc.) and other publicly available sources (e.g., sell-side research, biotechnology industry publications, drug development pipeline trackers, etc.). The Fund will also only invest in those companies with a minimum market capitalization of $100 million and an average daily trading volume of $500,000. The Adviser rebalances the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis. The Fund may invest in U.S. and non-U.S. companies (including through investments in depositary receipts) and small-, mid- and large-capitalization issuers.

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Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the U.S. Securities and Exchange Commission (“SEC”) or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Securities Lending. The Fund may lend its portfolio securities. A securities lending program allows the Fund to receive a portion of the income generated by lending its securities and investing the respective collateral. In connection with such loans, the Fund receives liquid collateral equal to at least 102% (105% for non-U.S. securities) of the value of the portfolio securities being lent. This collateral is marked to market on each trading day.

Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

HEALTH CARE COMPANIES RISK. Health care companies, such as companies providing medical and healthcare goods and services, companies engaged in manufacturing medical equipment, supplies and pharmaceuticals, as well as operating health care facilities and the provision of managed health care, may be affected by government regulations and government health care programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Health care companies are also subject to competitive forces that may result in price discounting, may be thinly capitalized and susceptible to product obsolescence.

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PHARMACEUTICAL COMPANIES RISK. The Fund may have significant exposure to pharmaceutical companies in connection with its investments in GLP-1 & Weight Loss Companies. Pharmaceuticals companies may be affected by industry competition, dependency on a limited number of products, obsolescence of products, government approvals and regulations, loss or impairment of intellectual property rights and litigation regarding product liability. Pharmaceutical are subject to competitive forces that may make it difficult to raise prices of their products and may result in price discounting. The profitability of some pharmaceuticals companies may be dependent on a relatively limited number of products. The research and development costs required to bring a new product to market are substantial with no guarantee that the product will ever become profitable. Many new products are subject to gaining the approval of the U.S. Food and Drug Administration (“FDA”), which can be long and costly. Many pharmaceutical companies are heavily dependent on patents and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Pharmaceuticals companies may also be subject to extensive litigation based on product liability and similar claims.

BIOTECHNOLOGY COMPANIES RISK. The Fund may have significant exposure to biotechnology companies in connection with its investments in GLP-1 & Weight Loss Companies. Biotechnology companies invest heavily in research and development which may not necessarily lead to commercially successful products. Biotechnology companies are subject to increased governmental regulation which may delay or inhibit the release of new products. The effects of high development costs and increased regulation may be exacerbated by a company’s inability to raise prices to cover costs because of managed care pressure or price controls. Many biotechnology companies are dependent upon their ability to use and enforce intellectual property rights and patents. Any impairment of such rights may have adverse financial consequences. Biotechnology stocks, especially those issued by smaller, less-seasoned companies, tend to be more volatile than the overall market. Biotechnology companies can also be significantly affected by technological change and obsolescence, product liability lawsuits and consequential high insurance costs.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CONCENTRATION RISK. The Fund is concentrated in the industry or group of industries comprising the health care sector. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

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CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, distributor, and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INTERNATIONAL CLOSED MARKET TRADING RISK. To the extent securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund’s NAV, resulting in premiums or discounts to the Fund’s NAV and bid/ask spreads that may be greater than those experienced by other funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

ISSUER RISK. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

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LINE OF BUSINESS RISK. Certain companies included in the Fund’s portfolio will be engaged in other lines of business unrelated to the development of GLP-1 & Weight Loss Drugs, and these lines of business could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. Despite a company’s possible success in activities linked to its development of GLP-1 & Weight Loss Drugs, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.

MID CAPITALIZATION COMPANIES RISK. Mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

SMALL CAPITALIZATION COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than large and mid capitalization companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than large and mid capitalization companies.

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STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

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Non-Principal Risks

SECURITIES LENDING RISK. There are certain risks associated with securities lending, including the risk that the borrower may fail to return the securities on a timely basis or even the loss of rights in the collateral deposited by the borrower, if the borrower should fail financially. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. As a result, the Fund may lose money.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

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●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

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If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.59% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

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How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

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Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into two categories, ordinary income distributions and capital gain dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals. Interest that is excluded from gross income and exempt-interest dividends from the Fund are generally not included in your net investment income for purposes of this tax.

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Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gain is generally 20% (15% or 0% for taxpayers with taxable income below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your share at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from regulated investment companies such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund provides notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

22

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Tax Credit. Because the Fund may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

23

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/ozem.

24

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

25

Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period May 20, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill GLP-1 & Weight Loss ETF

Selected Per Share Data

	Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$25.25

Income From Investment Operations:
Net Investment Income (Loss)(a)	0.05
Net Realized and Unrealized Gain (Loss) on Investments(b)	(0.85)
Total From Investment Operations	(0.80)

Less distributions:
Net Investment Income	(0.04)
Net Realized Gains	–
Return of Capital	(0.01)
Total Distributions	(0.05)
ETF Transaction Fees Per Share	$0.01

Net Asset Value, End of Period	$24.41

Total Return(c)	-3.11%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$39,790
Ratio of Expense to Average Net Assets(d)	0.59%
Ratio of Interest Expense to Average Net Assets(d)	–%
Ratio of Tax Expense to Average Net Assets(d)	0.00	%(g)
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	0.32%
Portfolio turnover rate(c)(e)	37%
(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was May 20, 2024.
(g)	Amount represents less than 0.005%.

26

Roundhill GLP-1 & Weight Loss ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/ozem or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill Innovation-100 0DTE Covered Call Strategy ETF (QDTE)

May 1, 2025

Roundhill Innovation-100 0DTE Covered Call Strategy ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	14
Additional Risks of Investing in the Fund	15
Management of the Fund	24
How to Buy and Sell Shares	27
Dividends, Distributions and Taxes	28
Distributor	31
Net Asset Value	31
Fund Service Providers	32
Premium/Discount Information	32
Investments by Other Investment Companies	32
Financial Highlights	33

Roundhill Innovation-100 0DTE Covered Call Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and Expense Reimbursement Agreement(2)	0.00%
Net Annual Fund Operating Expenses	0.97%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.

(2)	Pursuant to a contractual agreement, effective April 30, 2025, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until May 1, 2026. In order to reimburse the Fund for the required amount of acquired fund fees, the acquired fund fees will initially be based on an estimate of such fees for the first year of the agreement. After the completion of the first year, the acquired fund fees will be based on the amounts incurred in the prior fiscal year. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense reimbursement agreement described will be terminated following May 1, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$99	$309	$536	$1,190

1

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period March 6, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index (the “Innovation-100 Index”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Innovation-100 Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Innovation-100 Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Innovation-100 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Innovation-100 Index.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its long exposure to the price return of the Innovation-100 Index through the use of options contracts that use the Innovation-100 Index as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund has synthetic exposure to the Innovation-100 Index. The Fund’s synthetic exposure to the return of the Innovation-100 Index is achieved through purchasing call options that are deeply in-the-money. This refers to the fact that at the time the Fund purchases such call options, the value of the Innovation-100 Index is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the Innovation-100 Index. These gains will generally provide exposure to the returns of the Innovation-100 Index. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by Innovation-100 Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE Innovation-100 Index call options with a strike price above the current value of the Innovation-100 Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income that will limit the Fund’s ability to participate in increases in value of the Innovation-100 Index beyond a certain point. If the value of the Innovation-100 Index increases, the Fund’s long exposure to Innovation-100 Index through its purchase of the deeply in-the-money Innovation-100 Index call options would allow the Fund to participate in those gains. However, if the Innovation-100 Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the Innovation-100 Index into current income. For instance, if, on a given business day, the Fund sold Innovation-100 Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the Innovation-100 Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long Innovation-100 Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold Innovation-100 Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Innovation-100 Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

2

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible Exchange® options (“FLEX Options”) that utilize the Innovation-100 Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options. However, a significant portion of the weekly distributions may be characterized as a return of capital.

3

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Innovation-100 Index

The Innovation-100 Index is a globally recognized index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market®, encompassing a diverse range of industries and sectors. The components of the Innovation-100 Index are weighted pursuant to their market capitalization. The index is rebalanced quarterly and reconstituted annually.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Innovation-100 Index is so concentrated. As of December 31, 2024, the Innovation-100 Index was concentrated in the information technology sector.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Innovation-100 Index above the strike price of the sold call options, but continues to bear the risk of Innovation-100 Index price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Innovation-100 Index price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Innovation-100 Index from options that utilize the Innovation-100 Index as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Innovation-100 Index.

4

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE OPTIONS RISK. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

5

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing Fund Shares, including Active Management Risk, Active Market Risk, Asset Class Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INNOVATION-100 INDEX RISKS. The Fund will have significant exposure to the Innovation-100 Index through its investments in options that utilize the Innovation-100 Index as the reference asset. Accordingly, the Fund will subject to the risks of the Innovation-100 Index, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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ISSUER RISK. The performance of an index depends on the performance of individual securities to which the index has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

MONEY MARKET FUNDS RISK. The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

SPECIAL TAX RISK. The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

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STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund will effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short-term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/qdte.

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Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/qdte.

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About the Fund’s Investment Strategies

As set forth in the section of the prospectus entitled “Principal Investment Strategies,” the Fund seeks to utilize 0DTE options to achieve its investment objective. The Fund may, on a non-principal basis, achieve the long and short exposure set forth above through the use of swap agreements or futures contracts.

To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

The Fund is classified as “non-diversified” under the 1940 Act.

Additional Information About the Innovation-100 Index

The Innovation-100 Index is a globally recognized index that tracks the performance of 100 of the largest non-financial companies listed on the Nasdaq Stock Market®, encompassing a diverse range of industries and sectors. The components of the Innovation-100 Index are weighted pursuant to their market capitalization. The index is rebalanced quarterly and reconstituted annually.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Innovation-100 Index is so concentrated. As of December 31, 2024, the Innovation-100 Index was concentrated in the information technology sector.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objectives. The Fund may be subject to certain risks set forth below through its own investments or indirectly through its investments in ETFs subject to such risks. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Innovation-100 Index above the strike price of the sold call options, but continues to bear the risk of Innovation-100 Index price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Innovation-100 Index price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Innovation-100 Index from options that utilize the Innovation-100 Index as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Innovation-100 Index.

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

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0DTE OPTIONS RISK. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

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CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing Fund Shares, including Active Management Risk, Active Market Risk, Asset Class Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INNOVATION-100 INDEX RISKS. The Fund will have significant exposure to the Innovation-100 Index through its investments in options that utilize the Innovation-100 Index as the reference asset. Accordingly, the Fund will subject to the risks of the Innovation-100 Index, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an index depends on the performance of individual securities to which the index has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

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UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

MONEY MARKET FUNDS RISK. The Fund may invest in short-term U.S. government securities. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

SPECIAL TAX RISK. The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund will effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

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Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short-term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Non-Principal Risks

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

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FUTURES CONTRACTS RISK. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

SWAP AGREEMENTS RISK. The Fund may utilize swap agreements to derive its long exposure to the Innovation-100 Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

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Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

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●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.95% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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Pursuant to a contractual agreement, effective April 30, 2025, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until May 1, 2026. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

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Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

The Fund intends to declare and pay weekly dividends to shareholders, although this policy may be amended at any time. To the extent that sufficient investment income is not available on a weekly basis, some or all of the Fund’s distributions could consist primarily or entirely of return of capital, as discussed below. The amount treated as a return of capital will reduce a shareholder’s cost basis in the shareholder’s Fund Shares, thereby increasing the potential gain or reducing the potential loss on the sale of Fund Shares. Investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

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This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

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Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Options. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the referenced asset, which may allow the trust to qualify for special rules in the RIC diversification requirements. If the referenced asset is an index, the Fund intends to treat the issuer of the options as the issuer of the securities comprising the index. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC if the positions reflected by such options are large enough.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

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The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/qdte.

Investments by Other Investment Companies

The Fund may invest in ETFs in excess of the limits imposed under the 1940 Act on investments in other investment companies. Accordingly, the Fund intends to rely on rules or certain exemptions from the general statutory limitations to invest in ETFs beyond the limitations set forth in Section 12 of the 1940 Act in connection with such investments.

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Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period March 6, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill Innovation-100 0DTE Covered Call Strategy ETF

Selected Per Share Data

Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$45.72

Income From Investment Operations:
Net Investment Income (Loss)(a)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments(b)	7.31
Total From Investment Operations	7.13

Less distributions:
Net Investment Income	(6.61)
Net Realized Gains	–
Return of Capital	(6.23)
Total Distributions	(12.84)

Net Asset Value, End of Period	$40.01

Total Return(c)	17.93%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$665,719
Ratio of Expense to Average Net Assets(d)	0.96%
Ratio of Interest Expense to Average Net Assets(d)	0.01%
Ratio of Tax Expense to Average Net Assets(d)	–%
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	(0.52)%
Portfolio turnover rate(c)(e)	12%
(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was March 6, 2024.

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Roundhill Innovation-100 0DTE Covered Call Strategy ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/qdte or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill Russell 2000 0DTE Covered Call Strategy ETF (RDTE)

(formerly Roundhill Small Cap 0DTE Covered Call Strategy ETF)

May 1, 2025

Roundhill Russell 2000 0DTE Covered Call Strategy ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	14
Additional Risks of Investing in the Fund	15
Management of the Fund	24
How to Buy and Sell Shares	27
Dividends, Distributions and Taxes	28
Distributor	31
Net Asset Value	31
Fund Service Providers	32
Premium/Discount Information	32
Investments by Other Investment Companies	32
Disclaimers	32
Financial Highlights	34

Roundhill Russell 2000 0DTE Covered Call Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and Expense Reimbursement Agreement(2)	0.00%
Net Annual Fund Operating Expenses	0.97%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.
(2)	Pursuant to a contractual agreement, effective April 30, 2025, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until May 1, 2026. In order to reimburse the Fund for the required amount of acquired fund fees, the acquired fund fees will initially be based on an estimate of such fees for the first year of the agreement. After the completion of the first year, the acquired fund fees will be based on the amounts incurred in the prior fiscal year. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense reimbursement agreement described will be terminated following May 1, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

Year 1	Year 3	Year 5	Year 10
$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period September 9, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000® Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Russell 2000® Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Russell 2000® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Russell 2000® Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Russell 2000® Index.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its long exposure to the price return of the Russell 2000® Index through the use of options contracts that use the Russell 2000® Index as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund has synthetic exposure to the Russell 2000® Index. The Fund’s synthetic exposure to the return of the Russell 2000® Index is achieved through purchasing call options that are deeply in-the-money. This refers to the fact that at the time the Fund purchases such call options, the value of the Russell 2000® Index is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the Russell 2000® Index. These gains will generally provide exposure to the returns of the Russell 2000® Index. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by Russell 2000® Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE Russell 2000® Index call options with a strike price above the current value of the Russell 2000® Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income that will limit the Fund’s ability to participate in increases in value of the Russell 2000® Index beyond a certain point. If the value of the Russell 2000® Index increases, the Fund’s long exposure to the Russell 2000® Index through its purchase of the deeply in-the-money Russell 2000® Index call options would allow the Fund to participate in those gains. However, if the Russell 2000® Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the Russell 2000® Index into current income. For instance, if, on a given business day, the Fund sold Russell 2000® Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the Russell 2000® Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long Russell 2000® Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold Russell 2000® Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the Russell 2000® Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

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In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible EXchange® options (“FLEX Options”) that utilize the Russell 2000® Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options. However, a significant portion of the weekly distributions may be characterized as a return of capital.

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The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the Russell 2000® Index

The Russell 2000® Index is a measure of the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell®. The Russell 2000® Index is a subset of the Russell 3000® Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell®. The Russell 2000® Index is a float-adjusted capitalization-weighted index of equity securities issued by the smallest issuers in the Russell 3000® Index. The Russell 2000® Index is comprised of approximately 2,000 component securities and is rebalanced and reconstituted annually.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Russell 2000® Index is so concentrated.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Russell 2000® Index above the strike price of the sold call options, but continues to bear the risk of the Russell 2000® Index price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Russell 2000® Index price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Russell 2000® Index from options that utilize the Russell 2000® Index as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Russell 2000® Index.

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OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

0DTE OPTIONS RISK. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

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ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing Fund Shares, including Active Management Risk, Active Market Risk, Asset Class Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

MONEY MARKET FUNDS RISK. The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

RUSSELL 2000® INDEX RISKS. The Fund will have significant exposure to the Russell 2000® Index through its investments in options that utilize the Russell 2000® Index as the reference asset. Accordingly, the Fund will subject to the risks of the Russell 2000® Index, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

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ISSUER RISK. The performance of an index depends on the performance of individual securities to which the index has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

SMALL CAPITALIZATION COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

SPECIAL TAX RISK. The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund will effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

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Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short-term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/rdte.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

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Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/rdte.

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About the Fund’s Investment Strategies

As set forth in the section of the prospectus entitled “Principal Investment Strategies,” the Fund seeks to utilize 0DTE options to achieve its investment objective. The Fund may, on a non-principal basis, achieve the long and short exposure set forth above through the use of swap agreements or futures contracts.

To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

The Fund is classified as “non-diversified” under the 1940 Act.

Additional Information About the Russell 2000® Index

The Russell 2000® Index is a measure of the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell®. The Russell 2000® Index is a subset of the Russell 3000® Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell®. The Russell 2000® Index is a float-adjusted capitalization-weighted index of equity securities issued by the smallest issuers in the Russell 3000® Index. The Russell 2000® Index is comprised of approximately 2,000 component securities and is rebalanced and reconstituted annually.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the Russell 2000® Index is so concentrated.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objectives. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the Russell 2000® Index above the strike price of the sold call options, but continues to bear the risk of the Russell 2000® Index price declines. The premiums received from the options may not be sufficient to offset any losses sustained from Russell 2000® Index price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the Russell 2000® Index from options that utilize the Russell 2000® Index as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the Russell 2000® Index.

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

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0DTE OPTIONS RISK. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

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CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing Fund Shares, including Active Management Risk, Active Market Risk, Asset Class Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

MONEY MARKET FUNDS RISK. The Fund may invest in short-term U.S. government securities. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

RUSSELL 2000® INDEX RISKS. The Fund will have significant exposure to the Russell 2000® Index through its investments in options that utilize the Russell 2000® Index as the reference asset. Accordingly, the Fund will subject to the risks of the Russell 2000® Index, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

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ISSUER RISK. The performance of an index depends on the performance of individual securities to which the index has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

SMALL CAPITALIZATION COMPANIES RISK. Small capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, fewer products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

SPECIAL TAX RISK. The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund will effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

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Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

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UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short-term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Non-Principal Risks

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

FUTURES CONTRACTS RISK. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

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SWAP AGREEMENTS RISK. The Fund may utilize swap agreements to derive its long exposure to the Russell 2000® Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

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Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

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●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.95% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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Pursuant to a contractual agreement, effective April 30, 2025, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until May 1, 2026. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

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Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

The Fund intends to declare and pay weekly dividends to shareholders, although this policy may be amended at any time. To the extent that sufficient investment income is not available on a weekly basis, some or all of the Fund’s distributions could consist primarily or entirely of return of capital, as discussed below. The amount treated as a return of capital will reduce a shareholder’s cost basis in the shareholder’s Fund Shares, thereby increasing the potential gain or reducing the potential loss on the sale of Fund Shares. Investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

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Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

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Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Options. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the referenced asset, which may allow the trust to qualify for special rules in the RIC diversification requirements. If the referenced asset is an index, the Fund intends to treat the issuer of the options as the issuer of the securities comprising the index. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC if the positions reflected by such options are large enough.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before the Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

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Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/rdte.

Investments by Other Investment Companies

The Fund may invest in ETFs in excess of the limits imposed under the 1940 Act on investments in other investment companies. Accordingly, the Fund intends to rely on rules or certain exemptions from the general statutory limitations to invest in ETFs beyond the limitations set forth in Section 12 of the 1940 Act in connection with such investments.

Disclaimers

©FTSE International Limited (“FTSE”) 2025 ©Frank Russell Company (“Russell”) 2025 FTSE® Russell® is a trade mark of London Stock Exchange Group Plc and its group undertakings and is used by FTSE Russell under licence. All rights in and to the FTSE Russell Mark (“Mark”) vest in FTSE Russell. Neither FTSE Russell, nor any of their licensors assume any responsibility or liability for any errors or loss from use of this publication. Neither FTSE Russell, nor any of their licensors makes any claim, prediction, warranty or representation whatsoever, expressly or impliedly, as to the Mark. No part of this publication may be copied, reproduced, made available to third parties or public, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of FTSE Russell. Use or distribution of any Mark requires a licence with FTSE Russell and/or its licensors.

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Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period September 9, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill Russell 2000 0DTE Covered Call Strategy ETF

Selected Per Share Data

Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$41.96

Income From Investment Operations:
Net Investment Income (Loss)(a)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments(b)	3.86
Total From Investment Operations	3.79

Less distributions:
Net Investment Income	(0.09)
Net Realized Gains	–
Return of Capital	(4.33)
Total Distributions	(4.42)

Net Asset Value, End of Period	$41.33

Total Return(c)	8.94%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$172,328
Ratio of Expense to Average Net Assets(d)	0.97%
Ratio of Interest Expense to Average Net Assets(d)	0.02%
Ratio of Tax Expense to Average Net Assets(d)	–%
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	(0.51)%
Portfolio turnover rate(c)(e)	–%
(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was September 9, 2024.

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Roundhill Russell 2000 0DTE Covered Call Strategy ETF (RDTE)

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/rdte or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill S&P 500® 0DTE Covered Call Strategy ETF (XDTE)

May 1, 2025

Roundhill S&P 500® 0DTE Covered Call Strategy ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	15
Additional Risks of Investing in the Fund	16
Management of the Fund	25
How to Buy and Sell Shares	28
Dividends, Distributions and Taxes	29
Distributor	32
Net Asset Value	32
Fund Service Providers	33
Premium/Discount Information	33
Investments by Other Investment Companies	33
Disclaimers	34
Financial Highlights	36

Roundhill S&P 500® 0DTE Covered Call Strategy ETF

Investment Objective

The Fund’s primary investment objective is to provide current income. The Fund’s secondary investment objective is to provide capital appreciation.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver and Expense Reimbursement Agreement(2)	0.00%
Net Annual Fund Operating Expenses	0.97%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.
(2)	Pursuant to a contractual agreement, effective April 30, 2025, the Fund’s investment adviser has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until May 1, 2026. In order to reimburse the Fund for the required amount of acquired fund fees, the acquired fund fees will initially be based on an estimate of such fees for the first year of the agreement. After the completion of the first year, the acquired fund fees will be based on the amounts incurred in the prior fiscal year. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. This example assumes that the fee waiver and expense reimbursement agreement described will be terminated following May 1, 2026. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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Year 1	Year 3	Year 5	Year 10
$99	$309	$536	$1,190

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period March 6, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the S&P 500® Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the S&P 500® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the S&P 500® Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the S&P 500® Index.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its long exposure to the price return of the S&P 500® Index through the use of options contracts that use the S&P 500® Index as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund has synthetic exposure to the S&P 500® Index. The Fund’s synthetic exposure to the return of the S&P 500® Index is achieved through purchasing call options that are deeply in-the-money. This refers to the fact that at the time the Fund purchases such call options, the value of the S&P 500® Index is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the S&P 500® Index. These gains will generally provide exposure to the returns of the S&P 500® Index. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by S&P 500® Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE S&P 500® Index call options with a strike price above the current value of the S&P 500® Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income that will limit the Fund’s ability to participate in increases in value of the S&P 500® Index beyond a certain point. If the value of the S&P 500® Index increases, the Fund’s long exposure to S&P 500® Index through its purchase of the deeply in-the-money S&P 500® Index call options would allow the Fund to participate in those gains. However, if the S&P 500® Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the S&P 500® Index into current income. For instance, if, on a given business day, the Fund sold S&P 500® Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the S&P 500® Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long S&P 500® Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold S&P 500® Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the S&P 500® Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

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In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible Exchange® options (“FLEX Options”) that utilize the S&P 500® Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill Financial Inc., the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options. However, a significant portion of the weekly distributions may be characterized as a return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

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Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of February 28, 2025, the S&P 500® Index was concentrated in the information technology sector.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the S&P 500® Index above the strike price of the sold call options, but continues to bear the risk of S&P 500® Index price declines. The premiums received from the options may not be sufficient to offset any losses sustained from S&P 500® Index price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the S&P 500® Index from options that utilize the S&P 500® Index as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the S&P 500® Index.

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

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0DTE OPTIONS RISK. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

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ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing Fund Shares, including Active Management Risk, Active Market Risk, Asset Class Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

MONEY MARKET FUNDS RISK. The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

SPECIAL TAX RISK. The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

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STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund will effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

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Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

S&P 500® INDEX RISKS. The Fund will have significant exposure to the S&P 500® Index through its investments in options that utilize the S&P 500® Index as the reference asset. Accordingly, the Fund will subject to the risks of the S&P 500® Index, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

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ISSUER RISK. The performance of an index depends on the performance of individual securities to which the index has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short-term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/xdte.

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Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at net asset value (“NAV”), Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/xdte.

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed and does not seek to track the performance of an index. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About the Fund’s Investment Strategies

As set forth in the section of the prospectus entitled “Principal Investment Strategies,” the Fund seeks to utilize 0DTE options to achieve its investment objective. The Fund may, on a non-principal basis, achieve the long and short exposure set forth above through the use of swap agreements or futures contracts.

To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

The Fund is classified as “non-diversified” under the 1940 Act.

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objectives. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the S&P 500® Index above the strike price of the sold call options, but continues to bear the risk of S&P 500® Index price declines. The premiums received from the options may not be sufficient to offset any losses sustained from S&P 500® Index price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the S&P 500® Index from options that utilize the S&P 500® Index as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the S&P 500® Index.

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

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0DTE OPTIONS RISK. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

ETF RISK. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing Fund Shares, including Active Management Risk, Active Market Risk, Asset Class Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF’s expenses, subjecting Fund shareholders to duplicative expenses.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

MONEY MARKET FUNDS RISK. The Fund may invest in short-term U.S. government securities. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

SPECIAL TAX RISK. The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund will effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

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Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

S&P 500® INDEX RISKS. The Fund will have significant exposure to the S&P 500® Index through its investments in options that utilize the S&P 500® Index as the reference asset. Accordingly, the Fund will subject to the risks of the S&P 500® Index, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an index depends on the performance of individual securities to which the index has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

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LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund may invest directly in short-term U.S. government securities or in an ETF that holds short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Non-Principal Risks

COUNTERPARTY RISK. Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed.

FUTURES CONTRACTS RISK. Risks of futures contracts include: (i) an imperfect correlation between the value of the futures contract and the underlying asset; (ii) possible lack of a liquid secondary market; (iii) the inability to close a futures contract when desired; (iv) losses caused by unanticipated market movements, which may be unlimited; (v) an obligation for the Fund to make daily cash payments to maintain its required margin, particularly at times when the Fund may have insufficient cash; and (vi) unfavorable execution prices from rapid selling. Unlike equities, which typically entitle the holder to a continuing stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the reference asset. As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” If the market for these contracts is in “contango,” meaning that the prices of futures contracts in the nearer months are lower than the price of contracts in the distant months, the sale of the near-term month contract would be at a lower price than the longer-term contract, resulting in a cost to “roll” the futures contract. The actual realization of a potential roll cost will be dependent upon the difference in price of the near and distant contract. The costs associated with rolling futures contracts may have a significant adverse impact on the performance of the Fund. Because the margin requirement for futures contracts is less than the value of the assets underlying the futures contract, futures trading involves a degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 40% of the value of the futures contract is deposited as margin, a subsequent 20% decrease in the value of the futures contract would result in a loss of half of margin deposit, before any deduction for the transaction costs, if the account were then closed out. A decrease in excess of 40% would result in a loss exceeding the original margin deposit, if the futures contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of investing in the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

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SWAP AGREEMENTS RISK. The Fund may utilize swap agreements to derive its long exposure to the S&P 500® Index. Swap agreements may involve greater risks than direct investment in securities as they may be leveraged and are subject to credit risk, counterparty risk and valuation risk. A swap agreement could result in losses if the underlying reference or asset does not perform as anticipated. In addition, many swaps trade over-the-counter and may be considered illiquid. It may not be possible for a Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

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Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

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●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.95% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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Pursuant to a contractual agreement, effective April 30, 2025, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until May 1, 2026. This agreement may be terminated by the Board of Trustees of the Trust at any time upon 60 days’ prior written notice.

Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

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Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

Dividends, Distributions and Taxes

The Fund intends to declare and pay weekly dividends to shareholders, although this policy may be amended at any time. To the extent that sufficient investment income is not available on a weekly basis, some or all of the Fund’s distributions could consist primarily or entirely of return of capital, as discussed below. The amount treated as a return of capital will reduce a shareholder’s cost basis in the shareholder’s Fund Shares, thereby increasing the potential gain or reducing the potential loss on the sale of Fund Shares. Investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Ordinarily, dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

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As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund’s distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you; however, such distributions may reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

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Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Options. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the referenced asset, which may allow the trust to qualify for special rules in the RIC diversification requirements. If the referenced asset is an index, the Fund intends to treat the issuer of the options as the issuer of the securities comprising the index. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC if the positions reflected by such options are large enough.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you may have to adjust your tax basis after you purchase your Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

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The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before the Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/xdte.

Investments by Other Investment Companies

The Fund may invest in ETFs in excess of the limits imposed under the 1940 Act on investments in other investment companies. Accordingly, the Fund intends to rely on rules or certain exemptions from the general statutory limitations to invest in ETFs beyond the limitations set forth in Section 12 of the 1940 Act in connection with such investments.

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Disclaimers

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Roundhill Investments, Inc. (“Licensee”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. It is not possible to invest directly in an index. Licensee’s “Roundhill S&P 500 0DTE Covered Call Strategy ETF” (the “ETF”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the ETF. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the ETF into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the ETF. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period March 6, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill S&P 500 0DTE Covered Call Strategy ETF

Selected Per Share Data

Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$51.81

Income From Investment Operations:
Net Investment Income (Loss)(a)	(0.23)
Net Realized and Unrealized Gain (Loss) on Investments(b)	8.78
Total From Investment Operations	8.55

Less distributions:
Net Investment Income	(4.98)
Net Realized Gains
Return of Capital	(5.23)
Total Distributions	(10.21)

Net Asset Value, End of Period	$50.15

Total Return(c)	17.83%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$299,621
Ratio of Expense to Average Net Assets(d)	0.96%
Ratio of Interest Expense to Average Net Assets(d)	0.01%
Ratio of Tax Expense to Average Net Assets(d)	–%
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.95%
Ratio of Net Investment Income (Loss) to Average Net Assets (d)	(0.53)%
Portfolio turnover rate(c)(e)	2%
(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was March 6, 2024.

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Roundhill S&P 500® 0DTE Covered Call Strategy ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/xdte or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill S&P 500® Target 10 Managed Distribution ETF (SPAY)

May 1, 2025

Roundhill S&P 500® Target 10 Managed Distribution ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	14
Additional Risks of Investing in the Fund	16
Management of the Fund	24
How to Buy and Sell Shares	27
Dividends, Distributions and Taxes	28
Distributor	31
Net Asset Value	32
Fund Service Providers	32
Premium/Discount Information	32
Investments by Other Investment Companies	33
Disclaimers	33
Financial Highlights	34

Roundhill S&P 500® Target 10 Managed Distribution ETF

Investment Objective

The Fund’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of ten percent (10%). The Fund’s secondary investment objective is to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	0.49%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill” or the “Adviser”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.
(2)	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3
$50	$157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

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Principal Investment Strategies

The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of ten percent (10%). The Fund intends to provide exposure to the S&P 500® Index through purchases of FLexible EXchange® call options (“FLEX Options”) that utilize the SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY FLEX Options. For purposes of compliance with this investment policy, the SPY FLEX Options will be valued at their notional value.

The Fund is designed to offer shareholders a targeted annual distribution rate of 10%. A description of how this distribution rate is calculated is set forth below in the fourth paragraph of this section. The Adviser seeks to maximize the amount of the distribution that is categorized as “return of capital” from a tax perspective, with a target of 100% return of capital. However, insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital and the Fund’s distribution rate will exceed 10%. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the Adviser will be successful in its attempt to have the Fund’s distribution payments be categorized entirely as return of capital.

The strategy targets those investors who seek monthly income from their investment but wish to retain exposure to the return of the S&P 500® Index. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The targeted annual distribution rate of 10% is translated into a per Share amount based on the closing net asset value (“NAV”) of the Fund on the final day of December each calendar year. Each monthly distribution is the annual per Share amount divided by twelve. During the first calendar year of Fund operations, the Fund’s targeted annual distribution rate will be based upon the Fund’s initial NAV. Depending upon economic conditions, the success of the Fund’s investment strategies, and certain other factors, such distributions may be taxed as ordinary income, qualified dividend income, capital gain, or some combination thereof.

The Fund intends to invest substantially in purchased call SPY FLEX Options that are deeply “in-the-money” at the time of investment. These positions seek to provide the Fund exposure to the returns of the S&P 500® Index. For more information about FLEX Options, please see the section of the prospectus entitled “Additional Information on the Fund’s Principal Investment Strategies.”

The Adviser evaluates the Fund’s net gain or loss position in determining the means by which cash is generated to make the target monthly distribution payments. The Adviser may utilize uninvested cash or the proceeds from securities sold through the application of tax sensitive investment strategies, including the use of tax loss harvesting. However, there may be months when the techniques utilized by the Adviser generate tax liabilities for the Fund. In addition, the Adviser may utilize investment strategies to generate cash that carry some degree of uncertainty as it relates to the tax characterization of the cash produced therefrom. In the event that it is subsequently determined that such techniques produce cash that is not characterized as return of capital, the Fund would incur tax liabilities that would negatively affect the Fund’s returns and the Fund’s ability to achieve its investment objective.

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Under certain circumstances, the Fund may invest in FLEX Options that utilize as the reference asset an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index that is not the SPY ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of February 28, 2025, the S&P 500® Index was concentrated in the information technology sector.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a monthly basis. These distributions are expected and designed to exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund seeks to be managed such that the entirety of the Fund’s distributions will be treated as a return of capital. A return of capital distribution generally will not be taxable currently but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

3

The Fund’s ability to achieve its goal of providing an annualized distribution rate of 10% could be negatively impacted if the Fund’s NAV were to decline, through market movements and distribution payments, in excess of 90% during a calendar year.

Additionally, in order to maximize the amount of the Fund’s distribution categorized as return of capital, the Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s SPY FLEX Options. In the event that the Adviser is unable to do so, the ability of the Adviser to maximize return of capital will be impaired.

There is no guarantee that the Fund will be able to manage its income so that all or a majority of its distributions will be return of capital. If the Fund makes a distribution out of the Fund’s earnings and profits shareholders will ordinarily be required to pay tax on the distribution in the year of distribution. A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends.

MANAGED PAYOUT RISK. The Fund intends to pay monthly distributions to shareholders based upon based on the NAV of the Fund on the final business day of December each calendar year. Distributions will be paid from Fund assets regardless of the Fund’s performance or the level of dividends, income and capital gains earned by the Fund, and will reduce the amount of assets available for investment by the Fund. If distributions paid by the Fund exceed the Fund’s earnings and profits, distributions of that excess will be treated as a return of capital to the extent of your tax basis in your Fund Shares. In general, a return of capital is not taxable and reduces your basis in Fund Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your Fund Shares. After your basis has been reduced to zero, distributions in excess of the Fund’s earnings and profits will be taxable as gain on the sale or exchange of Fund Shares. Please consult your tax advisor about the tax consequences of an investment in Fund Shares.

The targeted annual distribution rate to be paid by the Fund each year is based on the NAV of the Fund on the final business day of December of the prior year. During the first calendar year of Fund operations, the Fund’s target annual distribution rate will be based upon its initial NAV. As a result, the dollar amount of the Fund’s distributions could vary substantially from one year to the next and over time depending on several factors. These factors include, among other things, the NAV of the Fund on the final business day of December, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, the level of dividends and income earned by the Fund, the level of Fund expenses, the amount and timing of creations and redemptions of Fund Shares and the amount and timing of prior distributions by the Fund. It is also possible for payments to go down substantially from one year to the next. The targeted annual distribution rate is not guaranteed and may be decreased or increased in the future. The actual annual distribution rate paid by the Fund each month or year may be higher or lower than the targeted rate.

4

Insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital.

SPY ETF RISKS. The Fund will have significant exposure to the S&P 500® Index and the SPY ETF through its investments in the SPY FLEX Options. Accordingly, the Fund will subject to the risks of the SPY ETF, set forth below. In addition to these risks, the SPY ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

5

PASSIVE INVESTMENT RISK. The SPY ETF is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the S&P 500® Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The SPY ETF is subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

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ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes. In addition, the Fund’s use of FLEX Options to track the performance of the S&P 500® Index may cause the Fund to underperform the return provided by the S&P 500® Index by varying degrees, depending upon market forces.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

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NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

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A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/spay and will provide some indication of the risks of investing in the Fund.

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Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), Dave Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/spay.

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About the Fund’s Principal Investment Strategy

The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of ten percent (10%). The Fund intends to provide exposure to the S&P 500® Index through purchases of SPY FLEX Options structured as call options. The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY FLEX Options. For purposes of compliance with this investment policy, the SPY FLEX Options will be valued at their notional value.

The Fund is designed to offer shareholders a targeted annual distribution rate of 10%. A description of how this distribution rate is calculated is set forth below in the fourth paragraph of this section. The Adviser seeks to maximize the amount of the distribution that is categorized as “return of capital” from a tax perspective, with a target of 100% return of capital. However, insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital and the Fund’s distribution rate will exceed 10%. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the Adviser will be successful in its attempt to have the Fund’s distribution payments be categorized entirely as return of capital.

The strategy targets those investors who seek monthly income from their investment but wish to retain exposure to the return of the S&P 500® Index. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

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The targeted annual distribution rate of 10% is translated into a per Share amount based on the closing NAV of the Fund on the final day of December each calendar year. Each monthly distribution is the annual per Share amount divided by twelve. During the first calendar year of Fund operations, the Fund’s targeted annual distribution rate will be based upon the Fund’s initial NAV. Depending upon economic conditions, the success of the Fund’s investment strategies, and certain other factors, such distributions may be taxed as ordinary income, qualified dividend income, capital gain, or some combination thereof.

The Fund intends to invest substantially in purchased call SPY FLEX Options that are deeply “in-the-money” at the time of investment. These positions seek to provide the Fund exposure to the returns of the S&P 500® Index. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Adviser evaluates the Fund’s net gain or loss position in determining the means by which cash is generated to make the target monthly distribution payments. The Adviser may utilize uninvested cash or the proceeds from securities sold through the application of tax sensitive investment strategies, including the use of tax loss harvesting. However, there may be months when the techniques utilized by the Adviser generate tax liabilities for the Fund. In addition, the Adviser may utilize investment strategies to generate cash that carry some degree of uncertainty as it relates to the tax characterization of the cash produced therefrom. In the event that it is subsequently determined that such techniques produce cash that is not characterized as return of capital, the Fund would incur tax liabilities that would negatively affect the Fund’s returns and the Fund’s ability to achieve its investment objective.

Under certain circumstances, the Fund may invest in FLEX Options that utilize as the reference asset an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index that is not the SPY ETF.

The Fund is classified as “non-diversified” under the 1940 Act.

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a monthly basis. These distributions are expected and designed to exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund seeks to be managed such that the entirety of the Fund’s distributions will be treated as a return of capital. A return of capital distribution generally will not be taxable but currently will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The Fund’s ability to achieve its goal of providing an annualized distribution rate of 10% could be negatively impacted if the Fund’s NAV were to decline, through market movements and distribution payments, in excess of 90% during a calendar year.

Additionally, in order to maximize the amount of the Fund’s distribution categorized as return of capital, the Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s SPY FLEX Options. In the event that the Adviser is unable to do so, the ability of the Adviser to maximize return of capital will be impaired.

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There is no guarantee that the Fund will be able to manage its income so that all or a majority of its distributions will be return of capital. If the Fund makes a distribution out of the Fund’s earnings and profits shareholders will ordinarily be required to pay tax on the distribution in the year of distribution. A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends.

MANAGED PAYOUT RISK. The Fund intends to pay monthly distributions to shareholders based upon based on the NAV of the Fund on the final business day of December each calendar year. Distributions will be paid from Fund assets regardless of the Fund’s performance or the level of dividends, income and capital gains earned by the Fund, and will reduce the amount of assets available for investment by the Fund. If distributions paid by the Fund exceed the Fund’s earnings and profits, distributions of that excess will be treated as a return of capital to the extent of your tax basis in your Fund Shares. In general, a return of capital is not taxable and reduces your basis in Fund Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your Fund Shares. After your basis has been reduced to zero, distributions in excess of the Fund’s earnings and profits will be taxable as gain on the sale or exchange of Fund Shares. Please consult your tax advisor about the tax consequences of an investment in Fund Shares.

The targeted annual distribution rate to be paid by the Fund each year is based on the NAV of the Fund on the final business day of December of the prior year. During the first calendar year of Fund operations, the Fund’s target annual distribution rate will be based upon its initial NAV. As a result, the dollar amount of the Fund’s distributions could vary substantially from one year to the next and over time depending on several factors. These factors include, among other things, the NAV of the Fund on the final business day of December, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, the level of dividends and income earned by the Fund, the level of Fund expenses, the amount and timing of creations and redemptions of Fund Shares and the amount and timing of prior distributions by the Fund. It is also possible for payments to go down substantially from one year to the next. The targeted annual distribution rate is not guaranteed and may be decreased or increased in the future. The actual annual distribution rate paid by the Fund each month or year may be higher or lower than the targeted rate.

Insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital.

SPY ETF RISKS. The Fund will have significant exposure to the S&P 500® Index and the SPY ETF through its investments in the SPY FLEX Options. Accordingly, the Fund will subject to the risks of the SPY ETF, set forth below. In addition to these risks, the SPY ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

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INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The SPY ETF is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the S&P 500® Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The SPY ETF is subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

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UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

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ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes. In addition, the Fund’s use of FLEX Options to track the performance of the S&P 500® Index may cause the Fund to underperform the return provided by the S&P 500® Index by varying degrees, depending upon market forces.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

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Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Investment Adviser. Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

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Portfolio Managers. Timothy Maloney, William Hershey, Dave Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University in 2011 with a degree in Economics, and in 2012 with a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University in 2011 with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

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●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.49% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the relevant Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

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Dividends, Distributions and Taxes

The Fund intends to declare and pay monthly distributions to shareholders at an annualized distribution rate of 10% that is based on the closing NAV of the Fund on the final business day of December each calendar year, although this policy may be amended at any time. It is anticipated that such distributions will consist entirely of return of capital. Insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital.

The amount treated as a return of capital will reduce a shareholder’s cost basis in the shareholder’s Fund Shares, thereby increasing the potential gain or reducing the potential loss on the sale of Fund Shares. Investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. Neither the Fund nor the Adviser has received a tax opinion regarding the Fund’s investment strategy. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund currently expects to make distributions on a monthly basis. These distributions are expected and designed to exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund seeks to be managed such that the entirety of the Fund’s distributions will be treated as a return of capital. A return of capital distribution generally will not be taxable currently but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

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A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends. The Fund’s distributions out of the Fund’s earnings and profits are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund that were made out of earnings and profits into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund will make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you unless the distribution exceeds a shareholder’s basis in the Fund Shares; however, such distributions will reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

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Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Options. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the referenced asset, which may allow the trust to qualify for special rules in the RIC diversification requirements. If the referenced asset is an index, the Fund intends to treat the issuer of the options as the issuer of the securities comprising the index. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC if the positions reflected by such options are large enough.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you will have to adjust your tax basis after you purchase your Fund Shares. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

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Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/spay.

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Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

Disclaimers

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Roundhill Investments, Inc. (“Licensee”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. It is not possible to invest directly in an index. Licensee’s “Roundhill S&P 500 Target 10 Managed Distribution ETF” (the “ETF”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the ETF. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the ETF into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the ETF. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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Financial Highlights

The Fund is new and has no performance history as of the date of this prospectus. Financial information is therefore not available.

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Roundhill S&P 500® Target 10 Managed Distribution ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/spay or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

PROSPECTUS

Roundhill S&P 500® Target 20 Managed Distribution ETF (XPAY)

May 1, 2025

Roundhill S&P 500® Target 20 Managed Distribution ETF (the “Fund”) is a series of Roundhill ETF Trust (the “Trust”) and an exchange-traded fund (“ETF”). The Fund lists and principally trades its shares on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”).

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Summary Information	1
Additional Information About the Fund’s Principal Investment Strategies	13
Additional Risks of Investing in the Fund	15
Management of the Fund	23
How to Buy and Sell Shares	26
Dividends, Distributions and Taxes	27
Distributor	30
Net Asset Value	30
Fund Service Providers	31
Premium/Discount Information	31
Investments by Other Investment Companies	31
Disclaimers	32
Financial Highlights	34

Roundhill S&P 500® Target 20 Managed Distribution ETF

Investment Objective

The Fund’s primary investment objective is to pay monthly return of capital distributions to shareholders at an annualized rate of twenty percent (20%). The Fund’s secondary investment objective is to provide exposure to the return of an index composed of U.S.-listed large cap equity securities.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.49%
(1)	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill” or the “Adviser”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Year 1	Year 3	Year 5	Year 10
$50	$157	$274	$616

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the period October 30, 2024 (commencement of operations) through December 31, 2024, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

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Principal Investment Strategies

The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of twenty percent (20%). The Fund intends to provide exposure to the S&P 500® Index through purchases of FLexible EXchange® call options (“FLEX Options”) that utilize the SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY FLEX Options. For purposes of compliance with this investment policy, the SPY FLEX Options will be valued at their notional value.

The Fund is designed to offer shareholders a targeted annual distribution rate of 20%. A description of how this distribution rate is calculated is set forth below in the fourth paragraph of this section. The Adviser seeks to maximize the amount of the distribution that is categorized as “return of capital” from a tax perspective, with a target of 100% return of capital. However, insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital and the Fund’s distribution rate will exceed 20%. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the Adviser will be successful in its attempt to have the Fund’s distribution payments be categorized entirely as return of capital.

The strategy targets those investors who seek monthly income from their investment but wish to retain exposure to the return of the S&P 500® Index. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The targeted annual distribution rate of 20% is translated into a per Fund Share amount based on the closing net asset value (“NAV”) of the Fund on the final day of December each calendar year. Each monthly distribution is the annual per Share amount divided by twelve. During the first calendar year of Fund operations, the Fund’s targeted annual distribution rate will be based upon the Fund’s initial NAV. Depending upon economic conditions, the success of the Fund’s investment strategies, and certain other factors, such distributions may be taxed as ordinary income, qualified dividend income, capital gain, or some combination thereof.

The Fund intends to invest substantially in purchased call SPY FLEX Options that are deeply “in-the-money” at the time of investment. These positions seek to provide the Fund exposure to the returns of the S&P 500® Index. For more information about FLEX Options, please see the section of the prospectus entitled “Additional Information on the Fund’s Principal Investment Strategies.”

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The Adviser evaluates the Fund’s net gain or loss position in determining the means by which cash is generated to make the target monthly distribution payments. The Adviser may utilize uninvested cash or the proceeds from securities sold through the application of tax sensitive investment strategies, including the use of tax loss harvesting. However, there may be months when the techniques utilized by the Adviser generate tax liabilities for the Fund. In addition, the Adviser may utilize investment strategies to generate cash that carry some degree of uncertainty as it relates to the tax characterization of the cash produced therefrom. In the event that it is subsequently determined that such techniques produce cash that is not characterized as return of capital, the Fund would incur tax liabilities that would negatively affect the Fund’s returns and the Fund’s ability to achieve its investment objective.

Under certain circumstances, the Fund may invest in FLEX Options that utilize as the reference asset an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index that is not the SPY ETF.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of February 28, 2025, the S&P 500® Index was concentrated in the information technology sector.

Principal Risks

As with all investments, there are certain risks of investing in the Fund. Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

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DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a monthly basis. These distributions are expected and designed to exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund seeks to be managed such that the entirety of the Fund’s distributions will be treated as a return of capital. A return of capital distribution generally will not be taxable currently but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The Fund’s ability to achieve its goal of providing an annualized distribution rate of 20% could be negatively impacted if the Fund’s NAV were to decline, through market movements and distribution payments, in excess of 80% during a calendar year.

Additionally, in order to maximize the amount of the Fund’s distribution categorized as return of capital, the Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s SPY FLEX Options. In the event that the Adviser is unable to do so, the ability of the Adviser to maximize return of capital will be impaired.

There is no guarantee that the Fund will be able to manage its income so that all or a majority of its distributions will be return of capital. If the Fund makes a distribution out of the Fund’s earnings and profits shareholders will ordinarily be required to pay tax on the distribution in the year of distribution. A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends.

MANAGED PAYOUT RISK. The Fund intends to pay monthly distributions to shareholders based upon based on the NAV of the Fund on the final business day of December each calendar year. Distributions will be paid from Fund assets regardless of the Fund’s performance or the level of dividends, income and capital gains earned by the Fund, and will reduce the amount of assets available for investment by the Fund. If distributions paid by the Fund exceed the Fund’s earnings and profits, distributions of that excess will be treated as a return of capital to the extent of your tax basis in your Fund Shares. In general, a return of capital is not taxable and reduces your basis in Fund Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your Fund Shares. After your basis has been reduced to zero, distributions in excess of the Fund’s earnings and profits will be taxable as gain on the sale or exchange of Fund Shares. Please consult your tax advisor about the tax consequences of an investment in Fund Shares.

The targeted annual distribution rate to be paid by the Fund each year is based on the NAV of the Fund on the final business day of December of the prior year. During the first calendar year of Fund operations, the Fund’s target annual distribution rate will be based upon its initial NAV. As a result, the dollar amount of the Fund’s distributions could vary substantially from one year to the next and over time depending on several factors. These factors include, among other things, the NAV of the Fund on the final business day of December, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, the level of dividends and income earned by the Fund, the level of Fund expenses, the amount and timing of creations and redemptions of Fund Shares and the amount and timing of prior distributions by the Fund. It is also possible for payments to go down substantially from one year to the next. The targeted annual distribution rate is not guaranteed and may be decreased or increased in the future. The actual annual distribution rate paid by the Fund each month or year may be higher or lower than the targeted rate.

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Insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital.

SPY ETF RISKS. The Fund will have significant exposure to the S&P 500® Index and the SPY ETF through its investments in the SPY FLEX Options. Accordingly, the Fund will subject to the risks of the SPY ETF, set forth below. In addition to these risks, the SPY ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

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LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The SPY ETF is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the S&P 500® Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The SPY ETF is subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

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ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes. In addition, the Fund’s use of FLEX Options to track the performance of the S&P 500® Index may cause the Fund to underperform the return provided by the S&P 500® Index by varying degrees, depending upon market forces.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

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EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

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NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

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Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Performance

Because the Fund does not have performance history for a full calendar year, no performance information is presented for the Fund at this time. Once the Fund has completed a full calendar year of investment operations, this section will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available at no cost on the Fund’s website at https://www.roundhillinvestments.com/etf/xpay.

Management

Investment Adviser: Roundhill Financial Inc. (“Roundhill” or the “Adviser”)

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Investment Sub-Adviser: Exchange Traded Concepts, LLC (“ETC” or the “Sub-Adviser”)

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Timothy Maloney (Roundhill), William Hershey (Roundhill), David Mazza (Roundhill), Andrew Serowik (ETC), Todd Alberico (ETC), Gabriel Tan (ETC) and Brian Cooper (ETC). Messrs. Serowik, Alberico, Tan and Cooper served as portfolio managers since 2024 and Messrs. Maloney, Hershey and Mazza have served as portfolio managers since 2025.

Purchase and Sale of Fund Shares

The Fund will issue (or redeem) Fund Shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of Fund Shares known as “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities and/or cash.

Individual Fund Shares may only be purchased and sold on the Exchange, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Fund Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Fund Shares (bid) and the lowest price a seller is willing to accept for Fund Shares (ask) (the “bid-ask spread”). Recent information regarding the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads is available at https://www.roundhillinvestments.com/etf/xpay.

Tax Information

To the extent the Fund’s distributions are taxed, they are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or individual retirement account. Any withdrawals made from such tax-advantaged arrangement may be taxable to you. Certain Fund distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund Shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser, the Sub-Adviser, the Fund’s distributor, may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the Fund’s Principal Investment Strategies

Overview

The Fund is a series of Roundhill ETF Trust and is regulated as an “investment company” under the 1940 Act. The Fund is actively managed. Each of the policies described herein, including the investment objective of the Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust (the “Board”) without shareholder approval. Certain fundamental policies of the Fund are set forth in the Fund’s Statement of Additional Information (the “SAI”). There can be no assurance that the Fund’s objective will be achieved.

The Fund’s investments are subject to certain requirements imposed by law and regulation, as well as the Fund’s investment strategy. These requirements are generally applied at the time the Fund invests its assets. If, subsequent to an investment by the Fund, this requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this requirement.

Additional Information About the Fund’s Principal Investment Strategy

The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of twenty percent (20%). The Fund intends to provide exposure to the S&P 500® Index through purchases of SPY FLEX Options structured as call options. The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY FLEX Options. For purposes of compliance with this investment policy, the SPY FLEX Options will be valued at their notional value.

The Fund is designed to offer shareholders a targeted annual distribution rate of 20%. A description of how this distribution rate is calculated is set forth below in the fourth paragraph of this section. The Adviser seeks to maximize the amount of the distribution that is categorized as “return of capital” from a tax perspective, with a target of 100% return of capital. However, insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital and the Fund’s distribution rate will exceed 20%. Return of capital represents a return of a portion of a Fund shareholder’s invested capital and is not taxable in the year it is received unless the distribution exceeds a shareholder’s basis in the Fund. However, a return of capital may result in an increase in a later gain on a sale of Fund Shares or a reduction of a loss. There is no guarantee that the Adviser will be successful in its attempt to have the Fund’s distribution payments be categorized entirely as return of capital.

The strategy targets those investors who seek monthly income from their investment but wish to retain exposure to the return of the S&P 500® Index. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

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The targeted annual distribution rate of 20% is translated into a per Share amount based on the closing NAV of the Fund on the final day of December each calendar year. Each monthly distribution is the annual per Share amount divided by twelve. During the first calendar year of Fund operations, the Fund’s targeted annual distribution rate will be based upon the Fund’s initial NAV. Depending upon economic conditions, the success of the Fund’s investment strategies, and certain other factors, such distributions may be taxed as ordinary income, qualified dividend income, capital gain, or some combination thereof.

The Fund intends to invest substantially in purchased call SPY FLEX Options that are deeply “in-the-money” at the time of investment. These positions seek to provide the Fund exposure to the returns of the S&P 500® Index. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Adviser evaluates the Fund’s net gain or loss position in determining the means by which cash is generated to make the target monthly distribution payments. The Adviser may utilize uninvested cash or the proceeds from securities sold through the application of tax sensitive investment strategies, including the use of tax loss harvesting. However, there may be months when the techniques utilized by the Adviser generate tax liabilities for the Fund. In addition, the Adviser may utilize investment strategies to generate cash that carry some degree of uncertainty as it relates to the tax characterization of the cash produced therefrom. In the event that it is subsequently determined that such techniques produce cash that is not characterized as return of capital, the Fund would incur tax liabilities that would negatively affect the Fund’s returns and the Fund’s ability to achieve its investment objective.

Under certain circumstances, the Fund may invest in FLEX Options that utilize as the reference asset an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index that is not the SPY ETF.

The Fund is classified as “non-diversified” under the 1940 Act.

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated.

Non-Principal Strategies

Borrowing Money. The Fund may borrow money from a bank as permitted by the 1940 Act or the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

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Additional Risks of Investing in the Fund

Risk is inherent in all investing. Investing in the Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that the Fund will meet its stated objective. Before you invest, you should consider the following supplemental disclosure pertaining to the Principal Risks set forth above as well as additional Non-Principal Risks set forth below in this prospectus.

Principal Risks

MARKET RISK. Market risk is the risk that a particular investment, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by real or perceived adverse economic, political, and regulatory factors or market developments, changes in interest rates, disruptions to trade, impositions of tariffs and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of Fund Shares, the liquidity of an investment, and may result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on Fund Shares may widen and the returns on investment may fluctuate.

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a monthly basis. These distributions are expected and designed to exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund seeks to be managed such that the entirety of the Fund’s distributions will be treated as a return of capital. A return of capital distribution generally will not be taxable but currently will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

The Fund’s ability to achieve its goal of providing an annualized distribution rate of 20% could be negatively impacted if the Fund’s NAV were to decline, through market movements and distribution payments, in excess of 80% during a calendar year.

Additionally, in order to maximize the amount of the Fund’s distribution categorized as return of capital, the Adviser is relying upon the ability to conduct in-kind redemptions of the Fund’s SPY FLEX Options. In the event that the Adviser is unable to do so, the ability of the Adviser to maximize return of capital will be impaired.

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There is no guarantee that the Fund will be able to manage its income so that all or a majority of its distributions will be return of capital. If the Fund makes a distribution out of the Fund’s earnings and profits shareholders will ordinarily be required to pay tax on the distribution in the year of distribution. A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends.

MANAGED PAYOUT RISK. The Fund intends to pay monthly distributions to shareholders based upon based on the NAV of the Fund on the final business day of December each calendar year. Distributions will be paid from Fund assets regardless of the Fund’s performance or the level of dividends, income and capital gains earned by the Fund, and will reduce the amount of assets available for investment by the Fund. If distributions paid by the Fund exceed the Fund’s earnings and profits, distributions of that excess will be treated as a return of capital to the extent of your tax basis in your Fund Shares. In general, a return of capital is not taxable and reduces your basis in Fund Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of your Fund Shares. After your basis has been reduced to zero, distributions in excess of the Fund’s earnings and profits will be taxable as gain on the sale or exchange of Fund Shares. Please consult your tax advisor about the tax consequences of an investment in Fund Shares.

The targeted annual distribution rate to be paid by the Fund each year is based on the NAV of the Fund on the final business day of December of the prior year. During the first calendar year of Fund operations, the Fund’s target annual distribution rate will be based upon its initial NAV. As a result, the dollar amount of the Fund’s distributions could vary substantially from one year to the next and over time depending on several factors. These factors include, among other things, the NAV of the Fund on the final business day of December, the performance of the financial markets in which the Fund invests, the allocation of Fund assets across different asset classes and investments, the performance of the Fund’s investment strategies, the level of dividends and income earned by the Fund, the level of Fund expenses, the amount and timing of creations and redemptions of Fund Shares and the amount and timing of prior distributions by the Fund. It is also possible for payments to go down substantially from one year to the next. The targeted annual distribution rate is not guaranteed and may be decreased or increased in the future. The actual annual distribution rate paid by the Fund each month or year may be higher or lower than the targeted rate.

Insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital.

SPY ETF RISKS. The Fund will have significant exposure to the S&P 500® Index and the SPY ETF through its investments in the SPY FLEX Options. Accordingly, the Fund will subject to the risks of the SPY ETF, set forth below. In addition to these risks, the SPY ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks”: Active Market Risk, Asset Class Risk, Concentration Risk, Cybersecurity Risk, Operational Risk and Structural ETF Risk.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

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INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

PASSIVE INVESTMENT RISK. The SPY ETF is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the S&P 500® Index. Unlike with an actively managed fund, the fund’s investment adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

TRACKING ERROR RISK. The SPY ETF is subject to “tracking error,” which is the divergence of an ETF’s performance from that of the index which it seeks to track. Tracking error may occur because of differences between the securities and other instruments held in an ETF’s portfolio and those included in the index, pricing differences, transaction costs incurred by the ETF, the ETF’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the ETF or distributions paid to the ETF’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the index or the costs to the ETF of complying with various new or existing regulatory requirements, among other reasons. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the ETF incurs fees and expenses, while the index it tracks does not.

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UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns. The Adviser/Sub-Adviser will seek to employ the Fund’s investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods.

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes. In addition, the Fund’s use of FLEX Options to track the performance of the S&P 500® Index may cause the Fund to underperform the return provided by the S&P 500® Index by varying degrees, depending upon market forces.

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

CURRENT MARKET CONDITIONS RISK. Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates; however, the Federal Reserve has recently lowered interest rates and may continue to do so. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. Additionally, challenges in commercial real estate markets, including rising interest rates, declining valuations and increasing vacancies, could have a broader impact on financial markets. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. The change in administration resulting from the 2024 United States national elections could result in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Iran, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes, including the imposition of tariffs, and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. A public health crisis and the ensuing policies enacted by governments and central banks may cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. As the COVID-19 global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. Additionally, cyber security breaches of both government and non-government entities could have negative impacts on infrastructure and the ability of such entities, including the Fund, to operate properly. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

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FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund Shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s Shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Cash Transactions Risk. The Fund may effect a portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

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A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

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Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Management of the Fund

The Fund is a series of Roundhill ETF Trust, an investment company registered under the 1940 Act. The Fund is treated as a separate fund with its own investment objectives and policies. The Trust is organized as a Delaware statutory trust. The Board is responsible for the overall management and direction of the Trust. The Board elects the Trust’s officers and approves all significant agreements, including those with the Adviser, Sub-Adviser, distributor, custodian and fund administrative and accounting agent.

Roundhill Financial Inc., a Delaware corporation located at 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser for the Fund. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. The Adviser oversees the day-to-day operations of the Fund, subject to the general supervision and oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Fund to operate. The Adviser continuously reviews, supervises, and administers the Fund’s investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser.

Investment Sub-Adviser. Exchange Traded Concepts, LLC, an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, serves as the Fund’s investment sub-adviser. The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. ETC has responsibility for managing the Fund’s investment program in pursuit of its investment objective.

Portfolio Managers. Timothy Maloney, William Hershey, David Mazza, Andrew Serowik, Todd Alberico, Gabriel Tan and Brian Cooper serve as the Fund’s portfolio managers.

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

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●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

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For additional information concerning Roundhill and ETC, including a description of the services provided to the Fund, please see the Fund’s SAI. Additional information regarding the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of Fund Shares may also be found in the SAI.

The Fund operates a multi-manager structure pursuant to an exemptive order issued by the SEC. The order permits Roundhill, subject to certain conditions, to enter into new or modified sub-advisory agreements with existing or new sub-advisers without the approval of Fund shareholders, but subject to approval by the Board. Roundhill has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The order also grants Roundhill and the Fund relief with respect to the disclosure of the advisory fees paid to individual sub-advisers in various documents filed with the SEC and provided to shareholders. Pursuant to this relief, the Fund may disclose the aggregate fees payable to Roundhill and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Roundhill, other than wholly-owned sub-advisers.

If the Fund relies on the order to hire a new sub-adviser, the Fund will provide shareholders with certain information regarding the sub-adviser within 90 days of hiring the new sub-adviser, as required by the order. In the future, Roundhill may propose the addition of one or more additional sub-advisers, subject to approval by the Board and, if required by the 1940 Act, or any applicable exemptive relief, fund shareholders. The Prospectus will be supplemented if additional investment sub-advisers are retained or the contract with any existing sub-adviser is terminated.

Management Fee

Pursuant to an investment advisory agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), the Fund has agreed to pay an annual unitary management fee to Roundhill in an amount equal to 0.49% of its average daily net assets. This unitary management fee is designed to pay the Fund’s expenses and to compensate Roundhill for the services it provides to the Fund. Out of the unitary management fee, Roundhill pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, Roundhill is not responsible for interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

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Pursuant to an investment sub-advisory agreement between Roundhill, ETC and the Trust, on behalf of the Fund (the “Investment Sub-Advisory Agreement”), Roundhill has agreed to pay an annual sub-advisory fee to ETC in an amount based on the Fund’s average daily net assets. Roundhill is responsible for paying the entirety of ETC’s sub-advisory fee. The Fund does not directly pay ETC.

A discussion regarding the basis for the Board’s approval of the Investment Management Agreement and Investment Sub-Advisory Agreement on behalf of the Fund is available in the Fund’s Form N-CSR.

How to Buy and Sell Shares

Fund Shares are listed for secondary trading on the Exchange and individual Fund Shares may only be purchased and sold in the secondary market through a broker-dealer. The Exchange and secondary markets are closed on weekends and also are generally closed on the following holidays: New Year’s Day, Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day (observed), Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Exchange may close early on the business day before certain holidays and on the day after Thanksgiving Day. Exchange holiday schedules are subject to change without notice. If you buy or sell Fund Shares in the secondary market, you will pay the secondary market price for Fund Shares. In addition, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

The trading prices of Fund Shares will fluctuate continuously throughout trading hours based on market supply and demand rather than the Fund’s net asset value, which is calculated at the end of each business day. Fund Shares will trade on the Exchange at prices that may be above (i.e., at a premium) or below (i.e., at a discount), to varying degrees, the daily net asset value of Fund Shares. The trading prices of Fund Shares may deviate significantly from the Fund’s net asset value during periods of market volatility. Given, however, that Fund Shares can be issued and redeemed daily in Creation Units, the Adviser believes that large discounts and premiums to net asset value should not be sustained over long periods.

Book Entry

Fund Shares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of, and holds legal title to, all outstanding Fund Shares. Investors owning Fund Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for Fund Shares.

DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Fund Shares, you are not entitled to receive physical delivery of stock certificates or to have Fund Shares registered in your name, and you are not considered a registered owner of Fund Shares. Therefore, to exercise any right as an owner of Fund Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or “street name” form.

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Dividends, Distributions and Taxes

The Fund intends to declare and pay monthly distributions to shareholders at an annualized distribution rate of 20% that is based on the closing NAV of the Fund on the final business day of December each calendar year, although this policy may be amended at any time. It is anticipated that such distributions will consist entirely of return of capital. Insofar as the Fund has net investment income in a given year, such net investment income will be paid out via an additional distribution some or all of which will not be characterized as return of capital.

The amount treated as a return of capital will reduce a shareholder’s cost basis in the shareholder’s Fund Shares, thereby increasing the potential gain or reducing the potential loss on the sale of Fund Shares. Investors should not make any conclusions about the Fund’s investment performance from the amount of the Fund’s distributions.

Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before the shareholder invested (and therefore were included in the price of the Fund Shares that were purchased). As a result, unless you are a tax-exempt investor or investing through a tax-advantaged account (such as an IRA or an employer-sponsored retirement or savings plan), if you buy Fund Shares before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. This is known as “buying a dividend”. You should consider avoiding the purchase of Fund Shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. To avoid “buying a dividend,” check the Fund’s distribution schedule before you invest.

Distributions in cash may be reinvested automatically in additional whole Fund Shares only if the broker through whom you purchased Fund Shares makes such option available.

Taxes

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. Neither the Fund nor the Adviser has received a tax opinion regarding the Fund’s investment strategy. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Fund may not have been asked to review, and may not have reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Fund. The following disclosure may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

Fund Status. The Fund intends to qualify as a “regulated investment company” under the federal tax laws. If the Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.

Distributions. The Fund currently expects to make distributions on a monthly basis. These distributions are expected and designed to exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. The Fund seeks to be managed such that the entirety of the Fund’s distributions will be treated as a return of capital. A return of capital distribution generally will not be taxable currently but will reduce the shareholder's cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.

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A sale of portfolio securities or other assets may generate earnings and profits which may cause some of the Fund’s distributions to be taxable as dividends. The Fund’s distributions out of the Fund’s earnings and profits are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of the Fund that were made out of earnings and profits into three categories: ordinary income distributions, capital gain dividends and returns of capital. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gain dividends as long-term capital gains regardless of how long you have owned your Fund Shares.

To determine your actual tax liability for your capital gain dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund will make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you unless the distribution exceeds a shareholder’s basis in the Fund Shares; however, such distributions will reduce your tax basis in your Fund Shares, which could result in you having to pay higher taxes in the future when Fund Shares are sold, even if you sell the Fund Shares at a loss from your original investment. A “return of capital” is a return, in whole or in part, of the funds that you previously invested in the Fund. A return of capital distribution should not be considered part of the Fund’s dividend yield or total return of an investment in Fund Shares. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Fund Shares or receive them in cash. The income from the Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to your net investment income if your adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

Dividends Received Deduction. A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from RICs. However, certain ordinary income dividends on Fund Shares that are attributable to qualifying dividends received by the Fund from certain corporations may be reported by the Fund as being eligible for the dividends received deduction.

Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal stated federal tax rate for net capital gains is generally 20% (15% or 0% for taxpayers with taxable incomes below certain thresholds). Some capital gains, including some portion of your capital gain dividends may be taxed at a higher maximum stated tax rate. Capital gains may also be subject to the Medicare tax described above.

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Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Fund Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Fund Shares at a loss after holding them for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended, treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a RIC such as the Fund are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

Options. The Fund intends to treat any income it may derive from the options as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the referenced asset, which may allow the trust to qualify for special rules in the RIC diversification requirements. If the referenced asset is an index, the Fund intends to treat the issuer of the options as the issuer of the securities comprising the index. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset, the Fund could lose its own status as a RIC if the positions reflected by such options are large enough.

Sale of Fund Shares. If you sell or redeem your Fund Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Fund Shares from the amount you receive in the transaction. Your tax basis in your Fund Shares is generally equal to the cost of your Fund Shares, generally including brokerage fees, if any. In some cases, however, you will have to adjust your tax basis after you purchase your Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If you exchange securities for Creation Units, you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the cash component paid. If you exchange Creation Units for securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the cash redemption amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Treatment of Expenses. Expenses incurred and deducted by the Fund will generally not be treated as income taxable to you.

Non-U.S. Investors. If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from the Fund are characterized as dividends for federal income tax purposes (other than dividends which the Fund properly reports as capital gain dividends) are subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from the Fund that are properly reported by the Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that the Fund makes certain elections and certain other conditions are met. Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as short-term capital gain income dividend attributable to certain net short term capital gain received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. investors, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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Distributions may be subject to a U.S. withholding tax of 30% in the case of distributions to (i) certain non-U.S. financial institutions that have not entered into an agreement with the U.S. Treasury to collect and disclose certain information and are not resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury and (ii) certain other non-U.S. entities that do not provide certain certifications and information about the entity’s U.S. owners. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

It is the responsibility of the entity through which you hold your Fund Shares to determine the applicable withholding.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You also may be subject to state and local taxes on Fund distributions and sales of Fund Shares.

Distributor

Foreside Fund Services, LLC serves as the distributor of Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in Fund Shares.

Net Asset Value

The NAV of the Fund normally is determined once daily Monday through Friday, generally as of the close of regular trading hours of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding Fund Shares, generally rounded to the nearest cent.

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The Board has adopted valuation policies and procedures pursuant to which it has designated the Adviser to determine the fair value of the Fund’s investments, subject to the Board’s oversight, when market prices for those investments are not “readily available,” including when they are determined by the Adviser to be unreliable. Such circumstances may arise when: (i) a security has been de-listed or its trading halted or suspended; (ii) a security’s primary pricing source is unable or unwilling to provide a price; (iii) a security’s primary trading market is closed during regular market hours; or (iv) a security’s value has been materially affected by events occurring after the close of the security’s primary trading market and before a Fund calculates its NAV. Generally, when determining the fair value of a Fund investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the security, general and/or specific market conditions and the specific facts giving rise to the need to fair value the security. Fair value determinations are made in good faith and in accordance with the fair value methodologies established by the Adviser. Due to the subjective and variable nature of determining the fair value of a security or other investment, there can be no assurance that the Adviser’s determined fair value will match or closely correlate to any market quotation that subsequently becomes available or the price quoted or published by other sources. In addition, the Fund may not be able to obtain the fair value assigned to an investment if the Fund were to sell such investment at or near the time its fair value is determined.

Fund Service Providers

U.S. Bancorp Fund Services, LLC is the administrator and transfer agent for the Trust. U.S. Bank National Association serves as the custodian for the Trust.

Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, serves as legal counsel to the Trust.

Cohen & Company, Ltd., 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm and is responsible for auditing the annual financial statements of the Fund.

Premium/Discount Information

Information showing the number of days the market price of the Fund Shares was greater (at a premium) and less (at a discount) than the Fund’s NAV for the most recently completed calendar year, and the most recently completed calendar quarters since that year (or the life of the Fund, if shorter), is available at https://www.roundhillinvestments.com/etf/xpay.

Investments by Other Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Fund Shares. The SEC has adopted Rule 12d1-4 under the 1940 Act. The Fund is required to comply with the conditions of Rule 12d1-4, which allows, subject to certain conditions, the Fund to invest in other registered investment companies and other registered investment companies to invest in the Fund beyond the limits contained in Section 12(d)(1) of the 1940 Act.

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Disclaimers

The “S&P 500 Index” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by Roundhill Investments, Inc. (“Licensee”). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. It is not possible to invest directly in an index. Licensee’s “Roundhill S&P 500 Target 20 Income ETF” (the “ETF”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the ETF. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the ETF into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the ETF. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment adviser, commodity trading advisory, commodity pool operator, broker dealer, fiduciary, promoter” (as defined in the Investment Company Act of 1940, as amended), “expert” as enumerated within 15 U.S.C. § 77k(a) or tax advisor. Inclusion of a security, commodity, crypto currency or other asset within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, commodity, crypto currency or other asset, nor is it considered to be investment advice or commodity trading advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. S&P DOW JONES INDICES HAS NOT REVIEWED, PREPARED AND/OR CERTIFIED ANY PORTION OF, NOR DOES S&P DOW JONES INDICES HAVE ANY CONTROL OVER, THE LICENSEE PRODUCT REGISTRATION STATEMENT, PROSPECTUS OR OTHER OFFERING MATERIALS. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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Financial Highlights

The following financial highlights are intended to help you understand the financial history of the Fund for the past five fiscal years, or since inception, if the life of the Fund is shorter. Certain information reflects financial results for a single Fund Share. The total returns in this table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the period October 30, 2024 (commencement of operations) through December 31, 2024 has been audited by Cohen & Company, Ltd., the Trust’s independent registered public accounting firm, whose reports, along with the Fund’s financial statements, are included in the Trust’s Form N-CSR dated December 31, 2024, which is available free, upon request.

Roundhill S&P 500 Target 20 Managed Distribution ETF

Selected Per Share Data

Period Ended December 31, 2024(f)
Net Asset Value, Beginning of Period	$58.34

Income From Investment Operations:
Net Investment Income (Loss)(a)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments(b)	0.80
Total From Investment Operations	0.77

Less distributions:
Net Investment Income	–
Net Realized Gains	–
Return of Capital	(1.94)
Total Distributions	(1.94)

Net Asset Value, End of Period	$57.17

Total Return(c)	1.26%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$6,860
Ratio of Expense to Average Net Assets(d)	0.49%
Ratio of Interest Expense to Average Net Assets(d)	–%
Ratio of Tax Expense to Average Net Assets(d)	–%
Ratio of Operational Expenses to Average Net Assets Excluding Interest and Tax Expense(d)	0.49%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	(0.34)%
Portfolio turnover rate(c)(e)	–%
(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Inception date of the Fund was October 30, 2024.

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Roundhill S&P 500® Target 20 Managed Distribution ETF

For more detailed information on the Fund, several additional sources of information are available to you. The Fund’s SAI, incorporated by reference into this prospectus, contains detailed information on the Fund’s policies and operation. Additional information about the Fund’s investments is available in the annual and semi-annual reports to shareholders. In the Fund’s annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Fund’s performance during the last fiscal year. The Fund’s most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Fund at (855) 561-5728, on the Fund’s website at www.roundhillinvestments.com/etf/xpay or through your financial advisor. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Fund, including the SAI and Codes of Ethics adopted by the Adviser, Sub-Adviser, Distributor and the Trust, directly from the SEC. Information on the SEC’s website is free of charge. Visit the SEC’s on-line EDGAR database at http://www.sec.gov. You may also request information regarding the Fund by sending a request (along with a duplication fee) to the SEC by sending an electronic request to publicinfo@sec.gov.

Roundhill Investments

154 West 14th Street, 2nd Floor

New York, New York 10011

(646) 661-5441

www.roundhillinvestments.com

SEC File #333-273052

811-23887

Statement of Additional Information

Roundhill Bitcoin Covered Call Strategy ETF

(YBTC — Cboe)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill Bitcoin Covered Call Strategy ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/ybtc.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	1
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	8
Management of the Fund	13
Control Persons and Principal Holders of Securities	18
Investment Adviser and Other Service Providers	18
Brokerage Allocations	25
Additional Information	26
Proxy Voting Policies and Procedures	28
Creation and Redemption of Creation Units	29
Federal Tax Matters	32
Determination of Net Asset Value	38
Dividends and Distributions	38
Miscellaneous Information	39
Performance Information	39
Financial Statements	39
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

The Fund’s shares (“Fund Shares”) list and principally trade on Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

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As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to bitcoin and/or bitcoin futures contracts. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

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Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

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In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that hold bitcoin and whose shares trade on a U.S.-regulated securities exchange (each, a “Bitcoin ETF,” and collectively, the “Bitcoin ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETF or an index of Bitcoin ETFs (the “Bitcoin ETF Index”) as the reference asset (“Bitcoin ETF Options”).

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Bitcoin ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

The Fund may also invest directly in shares of a Bitcoin ETF.

Additional Information About the Bitcoin ETFs

The Bitcoin ETFs are structured as Delaware statutory trusts that issue shares representing fractional undivided beneficial interests in its net assets. Each Bitcoin ETF’s assets consist primarily of bitcoin. The Bitcoin ETFs seek to generally reflect the performance of the price of bitcoin. The Bitcoin ETFs are not investment companies registered under the 1940 Act, and the sponsors of the Bitcoin ETFs are not registered with the SEC as an investment adviser and are not subject to regulation by the SEC as such in connection with its activities with respect to the Bitcoin ETFs. The Bitcoin ETFs are not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Bitcoin ETFs.

Additional Information about the Bitcoin ETF Index

The Cboe Bitcoin U.S. ETF Index is a modified market capitalization-weighted index that is designed to track the performance of a basket of Bitcoin ETFs listed on U.S. exchanges. Cboe Bitcoin U.S. ETF Index Options (CBTX) are cash-settled, European style index options based on the Cboe Bitcoin U.S. ETF Index. Similarly, the Cboe Mini Bitcoin U.S. ETF Index Options (MBTX) are cash-settled, European style index options based on the Cboe Mini Bitcoin U.S. ETF Index that are designed to be 1/10th the size of the standard CBTX options contract.

Types of Investments

Options Contracts. The Fund will buy and write (sell) options on Bitcoin ETFs and/or Bitcoin ETF Indexes for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (a Bitcoin ETF or Bitcoin ETF Index) at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option (a Bitcoin ETF or Bitcoin ETF Index) at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option (a Bitcoin ETF or Bitcoin ETF Index) at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option (a Bitcoin ETF or Bitcoin ETF Index) at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (a Bitcoin ETF or closing level of a Bitcoin ETF Index) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (a Bitcoin ETF or closing level of a Bitcoin ETF Index) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

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In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLexible EXchange options (“FLEX Options”). The Fund will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Federal Income Tax Treatment of Bitcoin ETF Options. The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETFs and Bitcoin ETF Indexes as “qualifying income” for purposes of the “regulated investment company” (“RIC”) qualification rules under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Bitcoin ETFs and Bitcoin ETF Indexes referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the Internal Revenue Service (“IRS”). If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

On November 15, 2024, the U.S. Commodity Futures Trading Commission issued a staff advisory concluding that it is likely that the options and the interests in the Bitcoin ETFs referenced by the options would be judicially held to be a security. In 2009, the IRS adopted the position that, in determining the income and diversification tests of a RIC under Section 851 of the Code, the grantor trust rules of I.R.C. § 671, et seq, are applied before the definition of security is applied in I.R.C. § 851. In 2016, the IRS announced that it viewed determining the definition of security for the purposes of I.R.C. § 851 was more properly in the jurisdiction of the SEC. In 2023, the U.S. Supreme Court indicated that federal administrative agencies no longer needed to be given deference merely because their position was reasonable if the position of the agency is not consistent with the statute. Although the IRS has not formally announced a change in position in regard to whether the grantor trust rules are applied first, the combination of the 2016 announcement and the 2023 Supreme Court decision suggest that the best interpretation of the statute is to apply I.R.C. § 851’s plain language. If the grantor trust rules are applied first in reference to the Bitcoin ETFs or Bitcoin ETF Indexes and the options, the options would reference bitcoin. Although the issue is not free from doubt, it is likely that bitcoin would be classified as a commodity for purposes of I.R.C. § 851 and produce income that would not be qualifying income under the RIC tests. However, under the plain language of the statute, gains from securities (as determined under the 1940 Act) are qualifying income. Options on publicly traded grantor trusts are securities for the purposes of the 1940 Act.

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Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	0%

*	The inception date of the Fund was January 17, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Covered Call Option Risk

By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the reference asset (a Bitcoin ETF or Bitcoin ETF Index) above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the reference asset (a Bitcoin ETF or Bitcoin ETF Index). The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the reference asset (a Bitcoin ETF or Bitcoin ETF Index) over time. The covered call strategy may also be subject to imperfect matching or price correlation between the written options and the reference asset (a Bitcoin ETF or Bitcoin ETF Index), which could reduce the Fund’s returns.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

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Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.
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3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Failure to Qualify as a Regulated Investment Company Risk

If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. If the Fund fails to qualify as a regulated investment company, distributions to the Fund’s shareholders generally would be eligible for the dividends received deduction in the case of corporate shareholders.

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Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on a Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Special Tax Risk

The Fund intends to qualify as a RIC, however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation.

To the extent that the Fund investments include in Bitcoin ETF Options include offsetting positions, the character of gains or losses realized by the Fund under the Code’s “straddle” rules may be affected and may increase the amount of short-term capital gain realized by the Fund. The Fund may hold certain options that do not qualify as “Section 1256 contracts” under Section 1256 of the Code, and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options as the issuer of the referenced asset or in the case of Bitcoin ETF Options that reference a Bitcoin ETF Index, the issuers of the securities underlying the index, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options is not appropriately the referenced asset or the issuers of the securities underlying the index, the Fund could lose its own status as a RIC.

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The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETFs and Bitcoin ETF Indexes as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Bitcoin ETFs and Bitcoin ETF Indexes referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the IRS. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

To maintain its status as a RIC, the Fund must distribute 90% of its investment company taxable income annually. In addition, to avoid a non-deductible excise tax, the Fund must distribute 98% of its ordinary income and 98.2% of its capital gain net income. Separately, depending upon the circumstances, sales to fund redemptions could cause the Fund to recognize income that the Fund is required to distribute to maintain the Fund’s RIC status and avoid the excise tax. Funding such distributions could require additional sales, which could require more distributions and affect the projected performance of the Fund. Alternatively, if the Fund only makes distributions to maintain its RIC status and becomes subject to the excise tax, that could also affect the projected performance of the Fund. In either case, the assets sold to fund redemptions, distributions or pay the excise tax will not be available to assist the Fund in meeting its investment objective.

In the event that a shareholder purchases shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Vice President of Operations of Roundhill Financial Inc. (2021 – present); Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

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Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

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The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

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Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

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Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

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Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill Bitcoin Covered Call ETF	0.95%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$310,700

*	The inception date of the Fund was January 17, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

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Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$32,068

*	The inception date of the Fund was January 17, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.
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●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
David Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manages are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

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Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$79,567

*	The inception date of the Fund was January 17, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The net proceeds that the Fund receives pursuant to its short sale of options contracts will be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

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Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

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Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

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Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

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Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

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The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$1,400,091

*	The inception date of the Fund was January 17, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/ybtc. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

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Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/ybtc, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

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The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

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Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

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Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

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Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

The Fund intends to treat the income it derives from gains on options referencing the Bitcoin ETFs and Bitcoin ETF Indexes as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Bitcoin ETFs and Bitcoin ETF Indexes referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the IRS. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

On November 15, 2024, the U.S. Commodity Futures Trading Commission issued a staff advisory concluding that it is likely that the options and the interests in the Bitcoin ETFs referenced by the options would be judicially held to be a security. In 2009, the IRS adopted the position that, in determining the income and diversification tests of a RIC under Section 851 of the Code, the grantor trust rules of I.R.C. § 671, et seq, are applied before the definition of security is applied in I.R.C. § 851. In 2016, the IRS announced that it viewed determining the definition of security for the purposes of I.R.C. § 851 was more properly in the jurisdiction of the SEC. In 2023, the U.S. Supreme Court indicated that federal administrative agencies no longer needed to be given deference merely because their position was reasonable if the position of the agency is not consistent with the statute. Although the IRS has not formally announced a change in position in regard to whether the grantor trust rules are applied first, the combination of the 2016 announcement and the 2023 Supreme Court decision suggest that the best interpretation of the statute is to apply I.R.C. § 851’s plain language. If the grantor trust rules are applied first in reference to the Bitcoin ETFs or Bitcoin ETF Indexes and the options, the options would reference bitcoin. Although the issue is not free from doubt, it is likely that bitcoin would be classified as a commodity for purposes of I.R.C. § 851 and produce income that would not be qualifying income under the RIC tests. However, under the plain language of the statute, gains from securities (as determined under the 1940 Act) are qualifying income. Options on publicly traded grantor trusts are securities for the purposes of the 1940 Act.

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Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

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Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

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Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

37

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

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Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/ybtc. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

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Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	31.81%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	26.02%
Robinhood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	10.45%
Morgan Stanley Smith Barney LLC 1300 Thames Street, 6th Floor Baltimore, Maryland 212	8.71%

*	As of April 1, 2025
A-1

Statement of Additional Information

Roundhill China Dragons ETF

(DRAG — Cboe)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill China Dragons ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/drag.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	7
Management of the Fund	16
Control Persons and Principal Holders of Securities	21
Investment Adviser and Other Service Providers	21
Brokerage Allocations	28
Additional Information	30
Proxy Voting Policies and Procedures	32
Creation and Redemption of Creation Units	32
Federal Tax Matters	36
Determination of Net Asset Value	41
Dividends and Distributions	42
Miscellaneous Information	42
Performance Information	42
Financial Statements	43
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

1

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).
2

(7)	The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in the industry or group of industries comprising the consumer discretionary sector, communications services sector and information technology sector, collectively. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

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The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies (the “China Dragons”), as determined by Roundhill. The Fund seeks exposure to each issuer in its portfolio through direct holdings of American Depositary Receipts (“ADRs”), or through synthetic exposure provided by derivative instruments, such as swap agreements or forward contracts, on ADRs.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments (including ADRs and derivatives on ADRs) that provide exposure to Chinese issuers. For purposes of compliance with this investment policy, derivative contracts (i.e. swap agreements and forward contracts) will be valued at their notional value. Fund shareholders are entitled to 60 days’ prior written notice to any change in this non-fundamental investment policy.

Types of Investments

American Depositary Receipts. The Fund may hold securities of foreign issuers in the form of sponsored or unsponsored American Depositary Receipts (“ADRs”). ADRs are depositary receipts normally issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the U.S. securities market. ADRs in bearer form are designed for use in securities markets outside the United States. ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Ownership of unsponsored ADRs may not entitle the Fund to financial or other reports from the issuer of the underlying security, to which it would be entitled as the owner of sponsored ADRs.

Common Stocks. Common stock represents an ownership position in a company. Common stock may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

4

Forward Contracts. The Fund may enter into forward contracts. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Non-U.S. Investments. Non-U.S. securities include securities issued or guaranteed by companies organized under the laws of countries other than the United States (including emerging markets), securities issued or guaranteed by foreign, national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities and debt obligations of supra-national governmental entities such as the World Bank or European Union. Non-U.S. securities may also include U.S. dollar-denominated debt obligations, such as “Yankee Dollar” obligations, of foreign issuers and of supra-national government entities. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign corporations, banks and governments. Foreign securities also may be traded on foreign securities exchanges or in over-the-counter capital markets.

5

Certain of the Fund’s investment in foreign securities may be denominated in currencies other than the U.S. dollar. To the extent the Fund invests in such instruments, the value of the assets of the Fund as measured in U.S. dollars will be affected by changes in exchange rates. Generally, the Fund’s currency exchange transactions will be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the currency exchange market. The cost of the Fund’s currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold. In order to protect against uncertainty in the level of future currency exchange rates, the Fund is authorized to enter into various currency exchange transactions.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Swap Agreements. The Fund will into enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

The Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

6

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	13%
*	The inception date of the Fund was October 2, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

American Depositary Receipts Risk

ADRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. ADRs may trade in foreign currencies that differ from the currency the underlying security for each ADR principally trades in. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets. The Fund may hold unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States; therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the ADRs.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

7

China Risk

The Fund’s significant investments in instruments that provide exposure to Chinese companies subject the Fund to risks specific to China. The Chinese economy is subject to a considerable degree of economic, political and social instability.

Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.

Government Control and Regulations. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, government control over certain sectors or enterprises and significant regulation of investment and industry is still pervasive, including restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Limitations or restrictions on foreign ownership of securities may have adverse effects on the liquidity and performance of the Fund. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and the Fund’s investments. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, lack of publicly available information, and political and social instability. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of the Fund’s investments.

Economic Risk. The Chinese economy may be adversely affected by, among other things, a deterioration in global demand for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation, significant indebtedness or economic recessions, which would have a negative effect on its economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered the performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which the Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Fund’s portfolio may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

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Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Security Risk. China has strained international relations with Taiwan, Japan, India, Russia and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. Heightened tensions or an outbreak of hostilities between China and Taiwan may adversely impact China’s economy as well as the global economy and the value of the Fund’s investments. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked by protests and violence. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of the Fund’s investments.

Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Limited Information and Legal Remedies. Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.

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Common Stocks Risk

Common stocks are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Roundhill cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund’s purchase and sale of the equity securities and other factors.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation, which are senior to those of common stockholders.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

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Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.
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4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Emerging Markets Risk

Investments in emerging market issuers, such as Chinese issuers, are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, social, political or economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets.

Emerging market countries may experience economic instability, including instability resulting from substantial rates of inflation or significant devaluations of their currency, or economic recessions, which would have a negative effect on the economies and securities markets of their economies. Some of these countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.

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Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection, among other factors, may exacerbate social unrest, violence and labor unrest in some of the countries in which the Fund may invest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.

Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Chronic structural public sector deficits in some countries in which the Fund may invest may adversely impact securities held by the Fund.

Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could have an adverse effect on the Fund in seeking to achieve its investment objective.

There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Investing in emerging market countries involves a higher risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested in certain emerging market countries. As a result, investments in certain countries in which the Fund may invest may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital.

Forward Contracts Risk

A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, currency risk, market risk, and interest rate risk, while also exposing the Fund to counterparty risk, liquidity risk and valuation risk, among others.

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Hong Kong Risk

Investments in Hong Kong issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Hong Kong economy.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Non-U.S. Securities Risk

An investment in non-U.S. securities involves risks in addition to the usual risks inherent in domestic investments, including currency risk. The value of a non-U.S. security in U.S. dollars tends to decrease when the value of the U.S. dollar rises against the non-U.S. currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. Non-U.S. securities are affected by the fact that in many countries there is less publicly available information about issuers than is available in the reports and ratings published about companies in the United States and companies may not be subject to uniform accounting, auditing and financial reporting standards. Other risks inherent in non-U.S. investments may include expropriation; confiscatory taxation; withholding taxes on dividends and interest; less extensive regulation of non-U.S. brokers, securities markets and issuers; diplomatic developments; and political or social instability. Non-U.S. economies may differ favorably or unfavorably from the U.S. economy in various respects, and many non-U.S. securities are less liquid and their prices tend to be more volatile than comparable U.S. securities. From time to time, non-U.S. securities may be difficult to liquidate rapidly without adverse price effects.

Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if the Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

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Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Director of Operations (2024 – present), Vice President of Operations (2021 – 2023), of Roundhill Financial Inc.; Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

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The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

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The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. .John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

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Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

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Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

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Management Fee
Fund	Fee
Roundhill China Dragons ETF	0.59%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$92,350
*	The inception date of the Fund was October 2, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

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Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$5,548
*	The inception date of the Fund was October 2, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.
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Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
David Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

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Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$16,496
*	The inception date of the Fund was October 2, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

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Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

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Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, the Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Fund Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Fund Shares, including, but not limited to, assistance in answering inquiries related to shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

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Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

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The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$42,858
*	The inception date of the Fund was October 2, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

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DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

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Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/drag. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/drag, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

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Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

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Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

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Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

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Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

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This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

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Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

37

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

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Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

39

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

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In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

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Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/drag. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

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Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	18.49%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	13.66%
Interactive Brokers Group 209 South LaSalle Street Chicago, Illinois 60604	13.44%
Citibank 3801 Citibank Center B/3RD Floor/Zone 12 Tampa, Florida 33610	9.34%
BNP Paribas, New York Branch 787 Seventh Avenue New York, NY 10019	7.21%
Futu Clearing, Inc. 12750 Merit Drive, Suite 475 Dallas, TX 75251	7.17%
*	As of April 1, 2025
A-1

Statement of Additional Information

Roundhill Daily 2X Long China Dragons ETF

(DRX — Cboe)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill Daily 2X Long China Dragons ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/DRX.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	7
Management of the Fund	18
Control Persons and Principal Holders of Securities	24
Investment Adviser and Other Service Providers	24
Brokerage Allocations	30
Additional Information	32
Proxy Voting Policies and Procedures	34
Creation and Redemption of Creation Units	34
Federal Tax Matters	38
Determination of Net Asset Value	43
Dividends and Distributions	44
Miscellaneous Information	44
Performance Information	44

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

2

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) in the industry or group of industries comprising the consumer discretionary sector, communication services sector and information technology sector, collectively. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
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For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

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In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

Under normal market conditions, the Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) of the performance of the Roundhill China Dragons ETF (the “China Dragons ETF”). As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the daily performance of the China Dragons ETF. In seeking to achieve its investment objective, the Fund will invest directly in shares of the China Dragons ETF and in derivatives instruments, such as swap agreements, that provide exposure to the returns of the China Dragons ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the China Dragons ETF; (2) a basket of or the individual securities comprising the China Dragons ETF; or (3) an index of securities that is substantially similar to the holdings of the China Dragons ETF.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in instruments (including swap agreements) that provide exposure to Chinese issuers. For purposes of compliance with this investment policy, derivative contracts (i.e. swap agreements) will be valued at their notional value. Fund shareholders are entitled to 60 days’ prior written notice to any change in this non-fundamental investment policy.

Types of Investments

Swap Agreements. The Fund may enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

The Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

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Investment Companies. The Fund will invest in other investment companies, including ETFs, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

China Dragons ETF Risks

The Fund will have significant exposure to the China Dragons ETF through its investments in shares of the China Dragons ETF and investments in financial instruments that provide exposure to the China Dragons ETF and the securities it holds. Accordingly, the Fund will subject to the risks of the China Dragons ETF, set forth below. In addition to these risks, the China Dragons ETF is also subject to the following risks to which the Fund is also subject, which are described within the section entitled “Principal Risks” set forth in the Prospectus: Active Management Risk, Active Market Risk, Asset Class Risk, Concentration Risk, Counterparty Risk, China Risk, Cybersecurity Risk, Communication Services Risk, Consumer Discretionary Risk, Emerging Markets Risk, Hong Kong Risk, Inflation Risk, Information Technology Risk, International Closed Market Trading Risk, Liquidity Risk, Money Market Funds Risk, New Fund Risk, Non-Diversification Risk, Operational Risk, Structural ETF Risk, U.S. Governmental Securities Risk and Valuation Risk.

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Currency Risk. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in the China Dragons ETF’s portfolio. The Fund’s net asset value could decline if a currency to which the China Dragons ETF has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the China Dragons ETF may change quickly and without warning.

Custody Risk. Custody risk refers to the risks inherent in the process of clearing and settling trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the higher the degree of custody risk.

Depositary Receipts Risk. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is considered to be heightened as it relates to Chinese companies.

Issuer Risk. The performance of an ETF depends on the performance of individual securities to which the ETF has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

Large Capitalization Companies Risk. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Legislation and Litigation Risk. Legislation or litigation that affects the value of assets or securities held by the China Dragons ETF may reduce the value of the Fund. From time to time, various legislative initiatives are proposed that may have a negative impact on certain assets or securities in which the China Dragons ETF invests. In addition, litigation regarding any of the assets or securities owned by the China Dragons ETF may negatively impact the value of the Shares. Such legislation or litigation may cause the Fund to lose value.

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Non-U.S. Securities Risk. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, capital controls, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, the imposition of sanctions by foreign governments, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Variable Interest Risk. Exposure to VIEs may pose additional risks because the investment is made in reference to an intermediary shell company that has entered into service and other contracts with the underlying Chinese operating company to provide investors with exposure to the operating company, but does not represent equity ownership in the operating company. As a result, such investment may limit the rights of an investor with respect to the underlying Chinese operating company. VIEs allow foreign shareholders to exert a degree of control over, and obtain economic benefits arising from, the operating company without formal legal ownership. However, the contractual arrangements between the shell company and the operating company may not be as effective in providing operational control as direct equity ownership, and a foreign investor's rights may be limited by, for example, actions of the Chinese government which could determine that the underlying contractual arrangements on which control of the VIE is based are invalid. The contractual arrangement on which the VIE structure is based would likely be subject to Chinese law and jurisdiction, which could raise questions about how recourse is sought. Investments through VIEs may be affected by conflicts of interest and duties between the legal owners of the VIE and the stockholders of the listed holding company, which could adversely impact the value of investments. VIEs are not formally recognized under Chinese law and investors face uncertainty about future actions by the Chinese government that could significantly affect the operating company's financial performance and the enforceability of the contractual arrangements underlying the VIE structure. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant losses, and in turn, adversely affect the Fund's returns and net asset value.

China Risk

The Fund’s significant investments in instruments that provide exposure to Chinese companies subject the Fund to risks specific to China. The Chinese economy is subject to a considerable degree of economic, political and social instability.

Political and Social Risk. The Chinese government is authoritarian and has periodically used force to suppress civil dissent. Disparities of wealth and the pace of economic liberalization may lead to social turmoil, violence and labor unrest. In addition, China continues to experience disagreements related to integration with Hong Kong and religious and nationalist disputes in Tibet and Xinjiang. There is also a greater risk in China than in many other countries of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation as a result of internal social unrest or conflicts with other countries. Unanticipated political or social developments may result in sudden and significant investment losses. China’s growing income inequality, rapidly aging population and significant environmental issues also are factors that may affect the Chinese economy.

Government Control and Regulations. The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, government control over certain sectors or enterprises and significant regulation of investment and industry is still pervasive, including restrictions on investment in companies or industries deemed to be sensitive to particular national interests, trading of securities of Chinese issuers, foreign ownership of Chinese corporations and/or the repatriation of assets by foreign investors. Limitations or restrictions on foreign ownership of securities may have adverse effects on the liquidity and performance of the Fund. Chinese government intervention in the market may have a negative impact on market sentiment, which may in turn affect the performance of the Chinese economy and the Fund’s investments. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies that may be connected to governmental influence, lack of publicly available information, and political and social instability. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors are also subject to the risk that Chinese authorities can intervene in their operations and structure, which may negatively affect the value of the Fund’s investments.

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Economic Risk. The Chinese economy may be adversely affected by, among other things, a deterioration in global demand for Chinese exports or a contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation, significant indebtedness or economic recessions, which would have a negative effect on its economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered the performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers (including as a result of heightened trade tensions between China and the U.S. or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and companies in which the Fund invests. Certain Chinese companies (which may change from time to time) are directly or indirectly subject to economic or trade restrictions imposed by the U.S. or other governments due to national security, human rights or other concerns of such government. For example, certain foreign technology companies are subject to U.S. export controls as those companies are believed to pose a risk to U.S. interests. The U.S. also bans imports of goods produced in certain regions of China or by certain Chinese companies due to concerns about forced labor. Such restrictions may have unanticipated and adverse effects on the Chinese economy and companies. Any action that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions. The Lucky Eight may include companies that are subject to economic or trade restrictions (but not investment restrictions) imposed by the U.S. or other governments. So long as these restrictions do not include restrictions on investments, the Fund is generally expected to invest in such companies.

Expropriation Risk. The Chinese government maintains a major role in economic policymaking, and investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

Security Risk. China has strained international relations with Taiwan, Japan, India, Russia and other neighbors due to territorial disputes, historical animosities, defense concerns and other security concerns. Heightened tensions or an outbreak of hostilities between China and Taiwan may adversely impact China’s economy as well as the global economy and the value of the Fund’s investments. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. Relations between China’s Han ethnic majority and other ethnic groups in China, including Tibetans and Uighurs, are also strained and have been marked by protests and violence. These situations may cause uncertainty in the Chinese market and may adversely affect the Chinese economy. In addition, conflict on the Korean Peninsula could adversely affect the Chinese economy. Such risks, among others, may adversely affect the value of the Fund’s investments.

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Hong Kong Political Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region (“SAR”) of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund’s NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.

Limited Information and Legal Remedies. Chinese companies are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries. As a result, information about the Chinese securities in which the Fund invests may be less reliable or complete. Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which would significantly decrease the liquidity and value of the securities. There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies.

Current Market Conditions Risk

Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

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Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

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1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.
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5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Emerging Markets Risk

Investments in emerging market issuers, such as Chinese issuers, are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, social, political or economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets.

Emerging market countries may experience economic instability, including instability resulting from substantial rates of inflation or significant devaluations of their currency, or economic recessions, which would have a negative effect on the economies and securities markets of their economies. Some of these countries may also impose restrictions on the exchange or export of currency or adverse currency exchange rates and may be characterized by a lack of available currency hedging instruments.

Disparities of wealth, the pace and success of democratization and ethnic, religious and racial disaffection, among other factors, may exacerbate social unrest, violence and labor unrest in some of the countries in which the Fund may invest. Unanticipated or sudden political or social developments may result in sudden and significant investment losses.

Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.

In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary to attract large amounts of foreign trade and investment. Chronic structural public sector deficits in some countries in which the Fund may invest may adversely impact securities held by the Fund.

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Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. Settlement or registration problems may make it more difficult for the Fund to value its portfolio securities and could have an adverse effect on the Fund in seeking to achieve its investment objective.

There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Investing in emerging market countries involves a higher risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested in certain emerging market countries. As a result, investments in certain countries in which the Fund may invest may be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on foreign investments and repatriation of capital.

Exchange-Traded Fund Risk

The Fund will invest in ETFs. Many ETFs use a “passive” investment strategy and seek to replicate the performance of a market index. Such ETFs do not take defensive positions in volatile or declining markets their shares may trade below net asset value. While some ETFs seek to achieve the same return as a particular market index, the performance of the ETF may diverge from the performance of the index. Some ETFs are actively managed ETFs and do not track a particular index which indirectly subjects an investor to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

Hong Kong Risk

Investments in Hong Kong issuers will subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. China is Hong Kong’s largest trading partner, both in terms of exports and imports. Any changes in the Chinese economy, trade regulations or currency exchange rates, or a tightening of China’s control over Hong Kong, may have an adverse impact on Hong Kong’s economy. Additionally, Hong Kong is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Hong Kong economy.

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Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Special Tax Risk

The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

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Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if the Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if the Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Director of Operations (2024 – present), Vice President of Operations (2021 – 2023), of Roundhill Financial Inc.; Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

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The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

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Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

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Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the estimated aggregate compensation to be paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2025. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Estimated Compensation from The Fund	Estimated Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2023:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

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As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill Daily 2X Long China Dragons ETF	0.99%

Pursuant to a contractual agreement, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.99% until January 31, 2026. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by Roundhill, only after January 31, 2026.

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Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University in 2011 with a degree in Economics, and in 2012 with a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University in 2011 with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.
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●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
Dave Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

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Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

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Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

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Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

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The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

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If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/DRX. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

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Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/DRX, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

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A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

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Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

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Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

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A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

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Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

42

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

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Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/DRX. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

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Statement of Additional Information

Roundhill Daily 2X Long Magnificent Seven ETF

(MAGX — Cboe)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill Daily 2X Long Magnificent Seven ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/magx.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	8
Management of the Fund	14
Control Persons and Principal Holders of Securities	20
Investment Adviser and Other Service Providers	20
Brokerage Allocations	27
Additional Information	29
Proxy Voting Policies and Procedures	30
Creation and Redemption of Creation Units	31
Federal Tax Matters	35
Determination of Net Asset Value	40
Dividends and Distributions	40
Miscellaneous Information	41
Performance Information	41
Financial Statements	41
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

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Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the industry or group of industries comprising the information technology sector. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
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For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

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In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

Under normal market conditions, the Fund seeks daily inverse leveraged investment results, before fees and expenses, that correspond to two times (2X) of the performance of the Roundhill Magnificent Seven ETF (the “Magnificent Seven ETF”). As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify the daily performance of the Magnificent Seven ETF. In seeking to achieve its investment objective, the Fund will invest directly in shares of the Magnificent Seven ETF and in derivatives instruments, such as options contracts, swap agreements and futures contracts, that provide exposure to the returns of the Magnificent Seven ETF. Such derivative instruments may provide the desired exposure by utilizing one or more of the following as their reference asset: (i) the Magnificent Seven ETF; (2) a basket of or the individual securities comprising the Magnificent Seven ETF; or (3) an index of securities that is substantially similar to the holdings of the Magnificent Seven ETF.

Types of Investments

Swap Agreements. The Fund utilizes swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

The Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

Investment Companies. The Fund may invest in other investment companies, including ETFs, to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

4

Options Contracts. The Fund may buy or write (sell) options on securities, indexes and other assets for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

Futures Contracts. The Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

To the extent the Fund utilizes futures contracts, the Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. Investments in commodity-linked futures can be susceptible to negative prices due to a supply surplus which may be caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked futures may adversely affect the performance of the Fund.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

All of the Fund’s transactions in futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures (and options thereon) and cleared swaps. All futures (and options thereon) entered into by the Fund will be cleared by a clearing house that is regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. The Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.

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In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	0%
*	The inception date of the Fund was February 28, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

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Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.
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3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Exchange-Traded Fund Risk

The Fund may invest in ETFs. Many ETFs use a “passive” investment strategy and seek to replicate the performance of a market index. Such ETFs do not take defensive positions in volatile or declining markets their shares may trade below net asset value. While some ETFs seek to achieve the same return as a particular market index, the performance of the ETF may diverge from the performance of the index. Some ETFs are actively managed ETFs and do not track a particular index which indirectly subjects an investor to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

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Futures Contracts Risk

The Fund may invest in futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. The risk of a position in a futures contract may be very large compared to the relatively low level of margin the Fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. If the Fund uses futures contracts for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. The prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the securities or index underlying them. For example, participants in the futures markets are subject to margin deposit requirements less onerous than margin requirements in the securities markets in general. As a result, futures markets may attract more speculators than the securities markets. Increased participation by speculators in those markets may cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Fund’s portfolio managers still may not result in a successful derivatives activity over a very short time period. The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. It is possible that, as a result of such limits, the Fund will be precluded from taking positions in certain futures contracts it might have otherwise taken to the disadvantage of shareholders.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

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Options Contracts Risk

The Fund may utilize options contracts. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if the Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if the Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

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Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	Secretary	● Indefinite term ● Since inception	Vice President of Operations of Roundhill Financial Inc. (2021 – present); Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

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(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

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The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

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Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

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Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill Daily 2X Long Magnificent Seven ETF	0.95%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$138,538
*	The inception date of the Fund was February 28, 2024.

Pursuant to a contractual agreement, Roundhill has agreed to waive its management fee and reimburse certain expenses to prevent the sum of the Fund’s management fee and acquired fund fees and expenses from exceeding 0.95% until February 28, 2027. This agreement may be terminated by the Board of Trustees of the Trust at any time, upon 60 days’ prior written notice, or by Roundhill, only after February 28, 2027.

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The table below sets forth the amount of fees waived and/or Fund expenses reimbursed for the specified fiscal period.

Fiscal Period Ended	Fees Waived/Expenses Reimbursed
December 31, 2024*	$1,091
*	The inception date of the Fund was February 28, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$18,006
*	The inception date of the Fund was February 28, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.
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●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

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Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
Dave Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

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Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$50,831
*	The inception date of the Fund was February 28, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

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The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

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Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

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The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$91,232
*	The inception date of the Fund was February 28, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

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Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/magx. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

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Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/magx, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

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Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

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Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

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Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

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The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

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Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

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Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

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In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

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Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/magx. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

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Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

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Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Citibank 3801 Citibank Center B/3RD Floor/Zone 12 Tampa, Florida 33610	23.45%
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	22.40%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	21.93%
Morgan Stanley Smith Barney LLC 1300 Thames Street, 6th Floor Baltimore, Maryland 21231	6.63%
*	As of April 1, 2025
A-1

Statement of Additional Information

Roundhill Ether Covered Call Strategy ETF

(YETH — Cboe)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill Ether Covered Call Strategy ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/yeth.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	8
Management of the Fund	13
Control Persons and Principal Holders of Securities	18
Investment Adviser and Other Service Providers	18
Brokerage Allocations	25
Additional Information	27
Proxy Voting Policies and Procedures	28
Creation and Redemption of Creation Units	29
Federal Tax Matters	33
Determination of Net Asset Value	38
Dividends and Distributions	38
Miscellaneous Information	39
Performance Information	39
Financial Statements	39
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

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Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will invest more than 25% of its total assets in investments that provide exposure to ether and/or ether futures contracts. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
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For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

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In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange, which includes ETFs that hold ether directly and ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (each, an “Ether ETF,” and collectively, the “Ether ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize an Ether ETF as the reference asset (“Ether ETF Options”).

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in Ether ETF Options. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. For purposes of compliance with this investment policy, derivative contracts will be valued at their notional value. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

The Fund may also invest directly in shares of an Ether ETF.

Additional Information About the Ether ETFs

The Fund expects to derive the majority of its exposure to Ether ETFs through Ether ETF Options that reference Ether ETFs that directly hold ether (“Spot Ether ETFs”). Spot Ether ETFs are structured as Delaware statutory trusts that issue shares representing fractional undivided beneficial interests in its net assets. Each Spot Ether ETF’s assets consist primarily of ether. The Spot Ether ETFs seek to generally reflect the performance of the price of ether. The Spot Ether ETFs are not investment companies registered under the 1940 Act, and the sponsors of the Spot Ether ETFs are not registered with the SEC as an investment adviser and are not subject to regulation by the SEC as such in connection with its activities with respect to the Spot Ether ETFs. The Spot Ether ETFs are not a commodity pool for purposes of the Commodity Exchange Act of 1936, as amended (the “Commodity Exchange Act” or “CEA”), and the sponsors are not subject to regulation by the CFTC as a commodity pool operator or a commodity trading advisor with respect to the Spot Ether ETFs.

The Fund may also derive exposure to Ether ETFs through Ether ETF Options that reference ETFs that derive exposure to ether through investments in exchange-traded futures contracts that utilize ether as the reference asset (“Ether Futures ETFs”). Ether Futures ETFs are registered under the 1940 Act and do not invest directly in ether. Ether Futures ETFs seek to provide investment results that correspond to the performance of ether through investments in ether futures contracts. The ether futures contracts held by Ether Futures ETFs are standardized, cash-settled ether futures contracts traded on commodity exchanges registered with the CFTC. Ether Futures ETFs generally seek to invest in cash-settled, front-month ether futures contracts. Certain Ether Futures ETFs gain exposure to ether by investing in ether futures contracts through a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. Because such Ether Futures ETFs intend to qualify for treatment as a RIC under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), such Ether Futures ETFs intend to invest no more than 25% of its total assets in the subsidiary at each quarter end of the fund’s tax year. An Ether Futures ETF may also utilize reverse repurchase agreements during certain times of the year to help maintain the desired level of exposure to ether futures contracts.

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Types of Investments

Options Contracts. The Fund will buy and write (sell) options on Ether ETFs for the purpose of realizing its investment objective. Options may settle in cash or settle by a delivery of securities or other assets underlying the options. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (Ether ETF) at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option (Ether ETF) at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option (Ether ETF) at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option (Ether ETF) at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset upon which the option is based (Ether ETF) being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (Ether ETF) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

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Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLexible EXchange options (“FLEX Options”). The Fund utilizes FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Investment Companies. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent that such an investment would be consistent with the requirements of the 1940 Act. If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Because most ETFs are investment companies, absent reliance on Rule 12d1-4 under the 1940 Act, the Fund’s investments in such investment companies generally would be limited under applicable federal statutory provisions. Those provisions typically restrict the Fund’s investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. The Fund may invest in certain ETFs in excess of the statutory limit in reliance on Rule 12d1-4. Rule 12d1-4 outlines the requirements of Fund of Funds Agreements and specifies the responsibilities of the Board related to “fund of fund” arrangements.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

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In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	0%
*	The inception date of the Fund was September 3, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Covered Call Option Risk

By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the reference asset (an Ether ETF) above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the reference asset (an Ether ETF). The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the reference asset (an Ether ETF) over time. The covered call strategy may also be subject to imperfect matching or price correlation between the written options and the reference asset (an Ether ETF), which could reduce the Fund’s returns.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

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Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.
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3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Exchange-Traded Fund Risk

The Fund may invest in ETFs. Many ETFs use a “passive” investment strategy and seek to replicate the performance of a market index. Such ETFs do not take defensive positions in volatile or declining markets their shares may trade below net asset value. While some ETFs seek to achieve the same return as a particular market index, the performance of the ETF may diverge from the performance of the index. Some ETFs are actively managed ETFs and do not track a particular index which indirectly subjects an investor to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. Also, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. In addition, an ETF may terminate if its net assets fall below a certain amount.

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Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on a Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

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Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Director of Operations (2024 – present), Vice President of Operations (2021 – 2023), of Roundhill Financial Inc.; Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A
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(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

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The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

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Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

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Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill Ether Covered Call Strategy ETF	0.95%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$15,785
*	The inception date of the Fund was September 3, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

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Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$6,556
*	The inception date of the Fund was September 3, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.
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●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
David Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

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Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$19,133
*	The inception date of the Fund was September 3, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

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Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

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Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

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The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

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If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$37,458
*	The inception date of the Fund was September 3, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/yeth. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

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Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/yeth, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

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A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

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The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

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Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Ether ETF Options. The Fund intends to treat the income it derives from gains on options referencing Ether ETFs that directly hold ether (“Spot Ether ETFs”) as “qualifying income” for purposes of the RIC qualification rules under Subchapter M of the Code. It has adopted this position in reliance on an opinion obtained from counsel that income from such investments should constitute “qualifying income,” as the Spot Ether ETFs referenced by the options constitute “securities” under Section 2(a)(36) of the 1940 Act. However, this opinion is not binding upon the IRS. If the IRS were to successfully assert that the Fund’s income from such investments was not “qualifying income,” the Fund may fail to qualify as a RIC under Subchapter M if over 10% of its gross income was derived from these investments. If the Fund failed to qualify as a RIC, it would be subject to federal and state income tax on all of its taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.

On November 15, 2024, the U.S. Commodity Futures Trading Commission issued a staff advisory concluding that it is likely that the options and the interests in the Spot Ether ETFs referenced by the options would be judicially held to be a security. In 2009, the IRS adopted the position that, in determining the income and diversification tests of a RIC under Section 851 of the Code, the grantor trust rules of I.R.C. § 671, et seq, are applied before the definition of security is applied in I.R.C. § 851. In 2016, the IRS announced that it viewed determining the definition of security for the purposes of I.R.C. § 851 was more properly in the jurisdiction of the SEC. In 2023, the U.S. Supreme Court indicated that federal administrative agencies no longer needed to be given deference merely because their position was reasonable if the position of the agency is not consistent with the statute. Although the IRS has not formally announced a change in position in regard to whether the grantor trust rules are applied first, the combination of the 2016 announcement and the 2023 Supreme Court decision suggest that the best interpretation of the statute is to apply I.R.C. § 851’s plain language. If the grantor trust rules are applied first in reference to the Spot Ether ETFs and the options, the options would reference ether. Although the issue is not free from doubt, it is likely that ether would be classified as a commodity for purposes of I.R.C. § 851 and produce income that would not be qualifying income under the RIC tests. However, under the plain language of the statute, gains from securities (as determined under the 1940 Act) are qualifying income. Options on publicly traded grantor trusts are securities for the purposes of the 1940 Act.

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Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

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Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

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Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

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Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

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In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

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Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/yeth. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

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Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	36.19%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	22.74%
Robinhood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	10.83%
Morgan Stanley Smith Barney LLC 1300 Thames Street, 6th Floor Baltimore, Maryland 21231	5.35%

*	As of April 1, 2025

A-1

Statement of Additional Information

Roundhill GLP-1 & Weight Loss ETF

(OZEM — Nasdaq)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill GLP-1 & Weight Loss ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/ozem.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	6
Management of the Fund	8
Control Persons and Principal Holders of Securities	13
Investment Adviser and Other Service Providers	14
Brokerage Allocations	20
Additional Information	22
Proxy Voting Policies and Procedures	24
Creation and Redemption of Creation Units	24
Federal Tax Matters	28
Determination of Net Asset Value	33
Dividends and Distributions	34
Miscellaneous Information	34
Performance Information	34
Financial Statements	35
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on Nasdaq, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

1

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in the industry or group of industries comprising the health care sector. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

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For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

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In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that pursues its investment objective by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss (“GLP-1 & Weight Loss Drugs”). The Fund will focus its investments in the securities of companies that are the acknowledged leaders in the development of GLP-1 & Weight Loss Drugs, which it defines as those companies that have GLP-1 & Weight Loss Drugs currently undergoing Phase I, Phase II, and/or Phase III of U.S. Food & Drug Administration (“FDA”) clinical trials and in securities of companies with GLP-1 & Weight Loss Drugs that have been approved by the FDA (“GLP-1 & Weight Loss Companies”). For non-U.S. companies that are not subject to oversight by the FDA, the Fund may classify such company as a GLP-1 & Weight Loss Company if that company’s GLP-1 & Weight Loss Drug is currently undergoing clinical trials subject to regulatory oversight by that company’s applicable food and drug regulator or if that company’s GLP-1 & Weight Loss Drug has been approved by the company’s applicable food and drug regulator.

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of GLP-1 & Weight Loss Companies. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

Types of Investments

Common Stocks. Common stock represents an ownership position in a company. Common stock may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

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In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

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Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	37%
*	The inception date of the Fund was May 20, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Common Stocks Risk

Common stocks are especially susceptible to general market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Roundhill cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

Shareholders of common stocks of the type held by the Fund have a right to receive dividends only when and if, and in the amounts, declared by the issuer’s board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Fund will fluctuate over the life of the Fund and may be more or less than the price at which they were purchased by the Fund. The equity securities held in the Fund may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of the Fund’s purchase and sale of the equity securities and other factors.

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Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation, which are senior to those of common stockholders.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

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Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Director of Operations (2024 – present), Vice President of Operations (2021 – 2023), of Roundhill Financial Inc.; Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

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The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

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The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

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Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. .John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

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Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

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Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill GLP-1 & Weight Loss ETF	0.59%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$142,005

*	The inception date of the Fund was May 20, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

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Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$8,944
*	The inception date of the Fund was May 20, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

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●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
David Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

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Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$36,397
*	The inception date of the Fund was May 20, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

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Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

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Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

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Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

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Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

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The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$17,555
*	The inception date of the Fund was May 20, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/ozem. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

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Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/ozem, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

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The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

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Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement and submitted as a “Future Dated Trade” between the hours of 4:30pm Eastern Standard Time and 5:30pm Eastern Standard Time. This is known as a “T-1 order window.” The Business Day on which an order to purchase or redeem Creation Units is properly submitted is referred to as the “Submission Date.” The Business Day immediately following the Submission Date is referred to as the “Transmittal Date.” Properly submitted orders will receive the Transmittal Date’s NAV per Creation Unit. An order to purchase or redeem Creation Units made in proper form but received by the Fund after 5:30 p.m. will be rejected.

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day of the Submission Date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

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Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

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Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

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Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

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Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

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Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

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Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

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Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/ozem. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

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Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	17.84%
Citibank 3801 Citibank Center B 3RDFloor/Zone 12 Tampa, Florida 33610	17.21%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	16.32%
National Bank Financial, Inc. 1155 Metcalfe Street Montreal, Canada H3B 4S9	7.91%
The Bank of New York Mellon One Wall Street, 5th Floor New York, New York 10286-0001	5.42%

*	As of April 1, 2025

A-1

Statement of Additional Information

Roundhill Innovation-100 0DTE Covered Call Strategy ETF

(QDTE — Cboe)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill Innovation-100 0DTE Covered Call Strategy ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/qdte.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	1
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	8
Management of the Fund	13
Control Persons and Principal Holders of Securities	18
Investment Adviser and Other Service Providers	19
Brokerage Allocations	25
Additional Information	27
Proxy Voting Policies and Procedures	28
Creation and Redemption of Creation Units	29
Federal Tax Matters	33
Determination of Net Asset Value	38
Dividends and Distributions	38
Miscellaneous Information	39
Performance Information	39
Financial Statements	39
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

On July 9, 2024, the Fund’s name was changed from Roundhill N-100 0DTE Covered Call Strategy ETF to Roundhill Innovation-100 0DTE Covered Call Strategy ETF pursuant to the approval of the Board of Trustees (defined below).

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

The Fund’s shares (“Fund Shares”) list and principally trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

1

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will be concentrated in an industry or group of industries to the extent that the Nasdaq-100 Index (the “Innovation-100 Index”) is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

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In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Innovation-100 Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Innovation-100 Index as the reference asset. The Fund will also utilize FLexible EXchange options (“FLEX Options”).

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Innovation-100 Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill, the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund may, on a non-principal basis, achieve the long and short exposure set forth above through the use of swap agreements or futures contracts.

Types of Investments

Options Contracts. The Fund will buy and write (sell) options on the Innovation-100 Index for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (the Innovation-100 Index) at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option (the Innovation-100 Index) at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option (the Innovation-100 Index) at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option (the Innovation-100 Index) at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the Innovation-100 Index) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the Innovation-100 Index) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

4

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLexible EXchange options (“FLEX Options”). The Fund will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

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Futures Contracts. The Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

To the extent the Fund utilizes futures contracts, the Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. Investments in commodity-linked futures can be susceptible to negative prices due to a supply surplus which may be caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked futures may adversely affect the performance of the Fund.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

All of the Fund’s transactions in futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures (and options thereon) and cleared swaps. All futures (and options thereon) entered into by the Fund will be cleared by a clearing house that is regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. The Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.

In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

Swap Agreements. The Fund may enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

The Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

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As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	12%
*	The inception date of the Fund was March 6, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

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Covered Call Option Risk

By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the reference asset (the Innovation-100 Index) above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the reference asset (the Innovation-100 Index). The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the reference asset (the Innovation-100 Index) over time. The covered call strategy may also be subject to imperfect matching or price correlation between the written options and the reference asset (the Innovation-100 Index), which could reduce the Fund’s returns.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor'sderivativesstrategieswilldependonitsabilitytoassessandpredicttheimpactofmarketoreconomicdevelopments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

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2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

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6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Futures Contracts Risk

The Fund may invest in futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. The risk of a position in a futures contract may be very large compared to the relatively low level of margin the Fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. If the Fund uses futures contracts for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. The prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the securities or index underlying them. For example, participants in the futures markets are subject to margin deposit requirements less onerous than margin requirements in the securities markets in general. As a result, futures markets may attract more speculators than the securities markets. Increased participation by speculators in those markets may cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Fund’s portfolio managers still may not result in a successful derivatives activity over a very short time period. The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. It is possible that, as a result of such limits, the Fund will be precluded from taking positions in certain futures contracts it might have otherwise taken to the disadvantage of shareholders.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

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Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Special Tax Risk

The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if the Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if the Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

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Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	Secretary	● Indefinite term ● Since inception	Vice President of Operations of Roundhill Financial Inc. (2021 – present); Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

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Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

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The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

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Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

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Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	0.95%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$1,870,525
*	The inception date of the Fund was March 6, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

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Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$146,821
*	The inception date of the Fund was March 6, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

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●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
David Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

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Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$81,022
*	The inception date of the Fund was March 6, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

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The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

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The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

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Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

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The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$173,682
*	The inception date of the Fund was March 6, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/qdte. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

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Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/QDTE, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

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Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

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The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement and submitted as a “Future Dated Trade” between the hours of 4:30pm Eastern Standard Time and 5:30pm Eastern Standard Time. This is known as a “T-1 order window.” The Business Day on which an order to purchase or redeem Creation Units is properly submitted is referred to as the “Submission Date.” The Business Day immediately following the Submission Date is referred to as the “Transmittal Date.” Properly submitted orders will receive the Transmittal Date’s NAV per Creation Unit. An order to purchase or redeem Creation Units made in proper form but received by the Fund after 5:30 p.m. will be rejected.

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day of the Submission Date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

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Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

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The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

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Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate such Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

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General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/qdte. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

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Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	28.55%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	23.52%
Morgan Stanley Smith Barney LLC 1300 Thames Street, 6th Floor Baltimore, Maryland 21231	7.74%
Robinhood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	6.13%
*	As of April 1, 2025

A-1

Statement of Additional Information

Roundhill Russell 2000 0DTE Covered Call Strategy ETF

(formerly Roundhill Small Cap 0DTE Covered Call Strategy ETF)

(RDTE — Cboe)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill Russell 2000 0DTE Covered Call Strategy ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/rdte.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	2
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	8
Management of the Fund	13
Control Persons and Principal Holders of Securities	18
Investment Adviser and Other Service Providers	19
Brokerage Allocations	25
Additional Information	27
Proxy Voting Policies and Procedures	28
Creation and Redemption of Creation Units	29
Federal Tax Matters	33
Determination of Net Asset Value	38
Dividends and Distributions	38
Miscellaneous Information	39
Performance Information	39
Financial Statements	39
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

On May 1, 2025, the Fund’s name was changed from Roundhill Small Cap 0DTE Covered Call Strategy ETF to Roundhill Russell 2000 0DTE Covered Call Strategy ETF pursuant to the approval of the Board of Trustees (defined below).

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders. Subject to the requirements set forth in Section 3816 of the Delaware Statutory Trust Act, a shareholder of the Fund may bring a derivative action on behalf of the Trust only if the shareholder first makes a pre-suit demand upon the Board of Trustees to bring the subject action unless an effort to cause the Board of Trustees to bring such action is excused. A demand on the Board of Trustees shall only be excused if a majority of the Board of Trustees, or a majority of any committee established to consider the merits of such action, has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material personal financial interest in an action or otherwise be disqualified from ruling on a shareholder demand by virtue of the fact that such Trustee receives remuneration from his or her service on the Board of Trustees of the Trust or on the boards of one or more investment companies with the same or an affiliated investment adviser or underwriter.

The Fund’s shares (“Fund Shares”) list and principally trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will be concentrated in an industry or group of industries to the extent that the Russell 2000® Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000® Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the Russell 2000® Index as the reference asset. The Fund will also utilize FLexible EXchange options (“FLEX Options”).

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the Russell 2000® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill, the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund may, on a non-principal basis, achieve the long and short exposure set forth above through the use of swap agreements or futures contracts.

Types of Investments

Options Contracts. The Fund will buy and write (sell) options on the Russell 2000® Index for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (the Russell 2000® Index) at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option (the Russell 2000® Index) at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option (the Russell 2000® Index) at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option (the Russell 2000® Index) at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the Russell 2000® Index) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the Russell 2000® Index) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLexible EXchange options (“FLEX Options”). The Fund will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Futures Contracts. The Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

To the extent the Fund utilizes futures contracts, the Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. Investments in commodity-linked futures can be susceptible to negative prices due to a supply surplus which may be caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked futures may adversely affect the performance of the Fund.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

All of the Fund’s transactions in futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures (and options thereon) and cleared swaps. All futures (and options thereon) entered into by the Fund will be cleared by a clearing house that is regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. The Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.

In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

Swap Agreements. The Fund may enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

The Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	0%
*	The inception date of the Fund was September 9, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Covered Call Option Risk

By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the reference asset (the Russell 2000® Index) above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the reference asset (the Russell 2000® Index). The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the reference asset (the Russell 2000® Index) over time. The covered call strategy may also be subject to imperfect matching or price correlation between the written options and the reference asset (the Russell 2000® Index), which could reduce the Fund’s returns.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund’s shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor’s derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Futures Contracts Risk

The Fund may invest in futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. The risk of a position in a futures contract may be very large compared to the relatively low level of margin the Fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. If the Fund uses futures contracts for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. The prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the securities or index underlying them. For example, participants in the futures markets are subject to margin deposit requirements less onerous than margin requirements in the securities markets in general. As a result, futures markets may attract more speculators than the securities markets. Increased participation by speculators in those markets may cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Fund’s portfolio managers still may not result in a successful derivatives activity over a very short time period. The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. It is possible that, as a result of such limits, the Fund will be precluded from taking positions in certain futures contracts it might have otherwise taken to the disadvantage of shareholders.

Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Special Tax Risk

The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if the Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if the Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Director of Operations (2024 – present), Vice President of Operations (2021 – 2023), of Roundhill Financial Inc.; Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill Russell 2000 0DTE Covered Call Strategy ETF	0.95%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$249,633
*	The inception date of the Fund was September 9, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$18,433

* The inception date of the Fund was September 9, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
David Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$22,444
*	The inception date of the Fund was September 9, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$37,640
*	The inception date of the Fund was September 9, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/rdte. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form-N PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/rdte, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement and submitted as a “Future Dated Trade” between the hours of 4:30pm Eastern Standard Time and 5:30pm Eastern Standard Time. This is known as a “T-1 order window.” The Business Day on which an order to purchase or redeem Creation Units is properly submitted is referred to as the “Submission Date.” The Business Day immediately following the Submission Date is referred to as the “Transmittal Date.” Properly submitted orders will receive the Transmittal Date’s NAV per Creation Unit. An order to purchase or redeem Creation Units made in proper form but received by the Fund after 5:30 p.m. will be rejected.

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day of the Submission Date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/rdte. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	27.61%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	22.18%
Robinhood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	11.17%
Morgan Stanley Smith Barney LLC 1300 Thames Street, 6th Floor Baltimore, Maryland 212	7.69%
Interactive Brokers Group 209 South LaSalle Street Chicago, Illinois 60604	6.51%
*	As of April 1, 2025

A-1

Statement of Additional Information

Roundhill S&P 500® 0DTE Covered Call Strategy ETF

(XDTE — Cboe)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill S&P 500® 0DTE Covered Call Strategy ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/xdte.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	1
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	8
Management of the Fund	13
Control Persons and Principal Holders of Securities	18
Investment Adviser and Other Service Providers	19
Brokerage Allocations	25
Additional Information	27
Proxy Voting Policies and Procedures	28
Creation and Redemption of Creation Units	29
Federal Tax Matters	33
Determination of Net Asset Value	38
Dividends and Distributions	38
Miscellaneous Information	39
Performance Information	39
Financial Statements	39
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

The Fund’s shares (“Fund Shares”) list and principally trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

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As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will be concentrated in an industry or group of industries to the extent that the S&P 500® Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

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Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

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In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the S&P 500® Index as the reference asset. The Fund will also utilize FLexible EXchange options (“FLEX Options”).

The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the S&P 500® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

The Fund may also invest in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities. To the extent that the Fund invests in an ETF that holds short-term U.S. Treasury securities, such ETF is advised by Roundhill, the investment adviser to the Fund. There may be other unaffiliated ETFs that offer similar exposure at lower cost and/or have better performance over certain time periods. Such investments will be used to earn additional yield on any cash not invested in options contracts.

The Fund may, on a non-principal basis, achieve the long and short exposure set forth above through the use of swap agreements or futures contracts.

Types of Investments

Options Contracts. The Fund will buy and write (sell) options on the S&P 500® Index for the purpose of realizing its investment objective. By buying a call option, the Fund has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (the S&P 500® Index) at the exercise price. By writing (selling) a call option the Fund becomes obligated during the term of the option to sell the asset underlying the option (the S&P 500® Index) at the exercise price if the option is exercised; conversely, by buying a put option, the Fund has the right, in return for a premium paid during the term of the option, to sell the asset underlying the option (the S&P 500® Index) at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the asset underlying the option (the S&P 500® Index) at the exercise price if the option is exercised. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the S&P 500® Index) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the S&P 500® Index) and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash.

In the case of cleared options, in order to secure the obligation to deliver the underlying asset in the case of a call option, the writer of a call option is required to deposit in escrow the underlying asset or other assets in accordance with the rules of the Options Clearing Corporation (the “OCC”), a clearing agency created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees performance by the other side of the transaction. Pursuant to relevant regulatory requirements, the Fund is required to agree in writing to be bound by the rules of the OCC.

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If the Fund that writes an option wishes to terminate the Fund’s obligation, the Fund may effect a “closing purchase transaction.” The Fund accomplishes this by buying an option of the same series as the option previously written by the Fund. The effect of the purchase is that the writer’s position will be canceled by the OCC. However, a writer may not effect a closing purchase transaction after the writer has been notified of the exercise of an option. Likewise, the Fund which is the holder of an option may liquidate its position by effecting a “closing sale transaction.” The Fund accomplishes this by selling an option of the same series as the option previously purchased by the Fund. There is no guarantee that either a closing purchase or a closing sale transaction can be effected. If any call or put option is not exercised or sold, the option will become worthless on its expiration date. The Fund will realize a gain (or a loss) on a closing purchase transaction with respect to a call or a put option previously written by the Fund if the premium, plus commission costs, paid by the Fund to purchase the call or put option to close the transaction is less (or greater) than the premium, less commission costs, received by the Fund on the sale of the call or the put option. The Fund also will realize a gain if a call or put option which the Fund has written lapses unexercised, because the Fund would retain the premium.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased or sold by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

FLexible EXchange options (“FLEX Options”). The Fund will also utilize FLEX Options. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC.

Futures Contracts. The Fund may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

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To the extent the Fund utilizes futures contracts, the Fund generally engages in closing or offsetting transactions before final settlement of a futures contract wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions. Investments in commodity-linked futures can be susceptible to negative prices due to a supply surplus which may be caused by global events, including restrictions or reductions in global travel. Exposure to such commodity-linked futures may adversely affect the performance of the Fund.

Whether the Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited, and investors may lose the amount that they invest plus any profits recognized on their investment. The Fund may engage in related closing transactions with respect to options on futures contracts. The Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the Commodity Futures Trading Commission (“CFTC”).

All of the Fund’s transactions in futures will be entered into through a futures commission merchant (“FCM”) regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. Under U.S. law, an FCM is the sole type of entity that may hold collateral in respect of cleared futures (and options thereon) and cleared swaps. All futures (and options thereon) entered into by the Fund will be cleared by a clearing house that is regulated by the CFTC or under a foreign regulatory regime that has been recognized as equivalent by the CFTC. The Fund’s FCM may limit the Fund’s ability to invest in certain futures contracts. Such restrictions may adversely affect the Fund’s performance and its ability to achieve its investment objective.

In addition, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

Swap Agreements. The Fund may enter into swap agreements. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular pre-determined interest rate, commodity, security, indexes, or other assets or measurable indicators. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on, or the increase/decrease in, value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.

The Fund may enter into swaps to invest in a market without owning or taking physical custody of securities. For example, in one common type of total return swap, the Fund’s counterparty will agree to pay the Fund the rate at which the specified asset or indicator (e.g., an ETF, or securities comprising a benchmark index, plus the dividends or interest that would have been received on those assets) increased in value multiplied by the relevant notional amount of the swap. The Fund will agree to pay to the counterparty an interest fee (based on the notional amount) and the rate at which the specified asset or indicator decreased in value multiplied by the notional amount of the swap, plus, in certain instances, commissions or trading spreads on the notional amount.

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As a result, the swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity, in connection with collateral received by the Fund in its securities lending activities, or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit, bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody’s® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor’s® Financial Services LLC, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by the Adviser and/or Sub-Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of the Adviser and/or Sub-Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	2%
*	The inception date of the Fund March 6, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Covered Call Option Risk

By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the reference asset (the S&P 500® Index) above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the reference asset (the S&P 500® Index). The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the reference asset (the S&P 500® Index) over time. The covered call strategy may also be subject to imperfect matching or price correlation between the written options and the reference asset (the S&P 500® Index), which could reduce the Fund’s returns.

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Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

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2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

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6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Futures Contracts Risk

The Fund may invest in futures contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset by one party to another at a certain price and date, or cash settlement of the terms of the contract. The risk of a position in a futures contract may be very large compared to the relatively low level of margin the Fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The ability to establish and close out positions in futures contracts is subject to the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract at any particular time. If the Fund uses futures contracts for hedging purposes, there is a risk of imperfect correlation between movements in the prices of the derivatives and movements in the securities or index underlying the derivatives or movements in the prices of the Fund's investments that are the subject of such hedge. The prices of futures contracts, for a number of reasons, may not correlate perfectly with movements in the securities or index underlying them. For example, participants in the futures markets are subject to margin deposit requirements less onerous than margin requirements in the securities markets in general. As a result, futures markets may attract more speculators than the securities markets. Increased participation by speculators in those markets may cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by the Fund’s portfolio managers still may not result in a successful derivatives activity over a very short time period. The Commodity Futures Trading Commission and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short positions that any person and certain affiliated entities may hold or control in a particular futures contract. It is possible that, as a result of such limits, the Fund will be precluded from taking positions in certain futures contracts it might have otherwise taken to the disadvantage of shareholders.

Liquidity Risk

The Fund may have investments that they may not be able to dispose of or close out readily at a favorable time or price (or at all), or at a price approximating the Fund’s valuation of the investment. For example, certain investments may be subject to restrictions on resale, may trade over-the-counter or in limited volume, or may not have an active trading market. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. It may be difficult for the Fund to value illiquid securities accurately. The market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. If the Fund needed to sell a large block of illiquid securities to meet shareholder redemption request or to raise cash, these sales could further reduce the securities’ prices and adversely affect performance of the Fund. Disposal of illiquid securities may entail registration expenses and other transaction costs that are higher than those for liquid securities.

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Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of a Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund's ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Special Tax Risk

The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Swap Agreements Risk

The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in securities. Transactions in swaps can involve greater risks than if the Fund had invested in the reference assets directly since, in addition to general market risks, swaps may be leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. However, certain risks may be reduced (but not eliminated) if the Fund invests in cleared swaps. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps. Because bilateral swap agreements are two-party contracts and because they may have terms of greater than seven days, these swaps may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and valued subjectively. Swaps and other derivatives may also be subject to pricing or “basis” risk, which exists when the price of a particular derivative diverges from the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.

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Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011	Secretary	● Indefinite term ● Since inception	Vice President of Operations of Roundhill Financial Inc. (2021 – present); Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

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Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

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The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

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Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

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Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill S&P 500® 0DTE Covered Call Strategy ETF	0.95%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$706,557
*	The inception date of the Fund was March 6, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

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Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. The Fund does not directly pay the Sub-Adviser. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$65,799
*	The inception date of the Fund was March 6, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

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●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
David Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

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Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Fund’s transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$64,504
*	The inception date of the Fund was March 6, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

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The net proceeds that the Fund receives pursuant to its short sale of options contracts may be retained by the Fund’s prime broker(s) (or by the Fund’s custodian in a special custody account), to the extent necessary to meet margin requirements, until the short position is closed out.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

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Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

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The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

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Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

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The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$41,110
*	The inception date of the Fund was March 6, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

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Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/xdte. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

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Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/XDTE, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

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Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

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The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement and submitted as a “Future Dated Trade” between the hours of 4:30pm Eastern Standard Time and 5:30pm Eastern Standard Time. This is known as a “T-1 order window.” The Business Day on which an order to purchase or redeem Creation Units is properly submitted is referred to as the “Submission Date.” The Business Day immediately following the Submission Date is referred to as the “Transmittal Date.” Properly submitted orders will receive the Transmittal Date’s NAV per Creation Unit. An order to purchase or redeem Creation Units made in proper form but received by the Fund after 5:30 p.m. will be rejected.

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day of the Submission Date. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

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Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

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The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

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Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, the Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

38

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/xdte. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

39

Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	26.42%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	23.30%
Robinhood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	12.08%
Interactive Brokers Group 209 South LaSalle Street Chicago, Illinois 60604	9.63%
Morgan Stanley Smith Barney LLC 1300 Thames Street, 6th Floor Baltimore, Maryland 21231	5.44%

*	As of April 1, 2025

A-1

Statement of Additional Information

Roundhill S&P 500® Target 10 Managed Distribution ETF

(NYSE Arca — SPAY)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill S&P 500® Target 10 Managed Distribution ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/spay.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	1
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	6
Management of the Fund	10
Control Persons and Principal Holders of Securities	16
Investment Adviser and Other Service Providers	16
Brokerage Allocations	22
Additional Information	23
Proxy Voting Policies and Procedures	25
Creation and Redemption of Creation Units	25
Federal Tax Matters	29
Determination of Net Asset Value	34
Dividends and Distributions	35
Miscellaneous Information	35
Performance Information	36

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

The Fund’s shares (“Fund Shares”) list and principally trade on NYSE Arca, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

1

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will be concentrated in an industry or group of industries to the extent that the S&P 500 Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

3

In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of ten percent (10%). The Fund intends to provide exposure to the S&P 500® Index through investments in FLexible EXchange® options (“FLEX Options”) that utilize the SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.

Under certain circumstances, the Fund may invest in FLEX Options that utilize as the reference asset an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index that is not the SPY ETF.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY FLEX Options. For purposes of compliance with this investment policy, the SPY FLEX Options will be valued at their notional value. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

Types of Investments

Options Contracts. The Fund will purchase SPY FLEX Options for the purpose of realizing its investment objective. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the Options Clearing Corporation (the “OCC”).

In general, when buying a call option, the purchase has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option at the exercise price. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (or closing level of the index, as the case may be) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (or closing price level of the index, as the case may be) and the exercise price of the option, multiplied by a specified dollar multiple.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

4

Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

5

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Current Market Conditions Risk

Current market conditions risk is the risk that a particular investment, or Fund Shares in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates, and the Federal Reserve has begun the process to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

6

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

7

1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

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5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

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Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Vice President of Operations of Roundhill Financial Inc. (2021 – present); Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

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Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating and Governance Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

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The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

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Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the estimated compensation to be earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the estimated aggregate compensation to be paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2025. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Estimated Compensation from The Fund	Estimated Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the shares of the Fund.

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Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill S&P 500 Target 10 Managed Distribution ETF	0.49%

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

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Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University in 2011 with a degree in Economics, and in 2012 with a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University in 2011 with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

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●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
Dave Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

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The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned securities and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

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Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

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Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

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Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

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Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

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Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

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The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/spay. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

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Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/spay, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

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Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

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Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

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Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

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A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. An election may be available to you to defer recognition of the gain attributable to a capital gain dividend if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year. An election may be available to you to defer recognition of capital gain if you make certain qualifying investments within a limited time. You should talk to your tax advisor about the availability of this deferral election and its requirements.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

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Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

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Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

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In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, a Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

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Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/spay. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

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Statement of Additional Information

Roundhill S&P 500® Target 20 Managed Distribution ETF

(XPAY — NYSE Arca)

May 1, 2025

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the prospectus dated May 1, 2025, as it may be revised from time to time (the “Prospectus”), for the Roundhill S&P 500® Target 20 Managed Distribution ETF (the “Fund”), a series of the Roundhill ETF Trust (the “Trust”). Capitalized terms used herein that are not defined have the same meanings as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Fund’s distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, ME 04101, or by calling toll free at (855) 561-5728. You may also obtain a Prospectus by visiting the Fund’s website at www.roundhillinvestments.com/etf/xpay.

References to the Investment Company Act of 1940, as amended (the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

General Description of the Trust and the Fund	1
Exchange Listing and Trading	1
Investment Objective and Policies	2
Investment Strategies	4
Investment Risks	6
Management of the Fund	9
Control Persons and Principal Holders of Securities	15
Investment Adviser and Other Service Providers	15
Brokerage Allocations	22
Additional Information	23
Proxy Voting Policies and Procedures	25
Creation and Redemption of Creation Units	25
Federal Tax Matters	29
Determination of Net Asset Value	34
Dividends and Distributions	35
Miscellaneous Information	35
Performance Information	36
Financial Statements	36
Exhibit A	A-1

General Description of the Trust and the Fund

The Trust was organized as a Delaware statutory trust on May 2, 2023 and is authorized to issue an unlimited number of shares in one or more series. The Trust is an open-end management investment company, registered under the 1940 Act. The Trust currently offers shares in 24 separate series, representing separate portfolios of investments. This SAI relates solely to the Fund, which is non-diversified. The Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

Roundhill Financial Inc. serves as the Fund’s investment adviser (“Roundhill” or the “Adviser”). Exchange Traded Concepts, LLC, serves as the Fund’s investment sub-adviser (“ETC” or the “Sub-Adviser”). Foreside Fund Services, LLC serves as the Fund’s distributor (“Foreside” or the “Distributor”).

The Board of Trustees of the Trust (the “Board of Trustees” or the “Trustees”) has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees. The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

The Fund’s shares (“Fund Shares”) list and principally trade on NYSE Arca, Inc. (the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value (“NAV”). ETFs, such as the Fund, do not sell or redeem individual Fund Shares. Instead, the Fund offers, issues and redeems Fund Shares at NAV only in aggregations of a specified number of Fund Shares (each a “Creation Unit”). Financial entities known as “authorized participants” (which are discussed in greater detail below) have contractual arrangements with the Fund or the Distributor to purchase and redeem Fund Shares directly with the Fund in Creation Units in exchange for the securities comprising the Fund and/or cash, or some combination thereof. Fund Shares are traded in the secondary market and elsewhere at market prices that may be at, above, or below the Fund’s NAV. Fund Shares are only redeemable in Creation Units by authorized participants. An authorized participant that purchases a Creation Unit of Fund Shares deposits with the Fund a “basket” of securities and/or other assets identified by the Fund that day, and then receives the Creation Unit of Fund Shares in return for those assets. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of Fund Shares for a basket of securities and other assets. The basket is generally representative of the Fund’s portfolio, and together with a cash balancing amount, it is equal to the NAV of the Fund Shares comprising the Creation Unit. Pursuant to Rule 6c-11 of the 1940 Act, the Fund may utilize baskets that are not representative of the Fund’s portfolio. Such “custom baskets” are discussed in the section entitled “Creations and Redemptions of Creation Units.” Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

Fund Shares are listed for trading, and trade throughout the day, on the Exchange and in other secondary markets. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Fund Shares will continue to be met. The Exchange may, but is not required to, remove the Fund Shares from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund Shares, there are fewer than 50 record and/or beneficial owners of Fund Shares; (ii) a Fund is no longer eligible to operate in reliance on Rule 6c-11 of the 1940 Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove Fund Shares from listing and trading upon termination of the Fund.

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As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of Fund Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Objective and Policies

The Prospectus describes the investment objective and certain policies of the Fund. The following supplements the information contained in the Prospectus concerning the investment objective and policies of the Fund.

The Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities (as such term is defined in the 1940 Act) of the Fund:

(1)	The Fund may not issue senior securities, except as permitted under the 1940 Act

(2)	The Fund may not borrow money, except as permitted under the 1940 Act.

(3)	The Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the 1933 Act in connection with the purchase and sale of portfolio securities.

(4)	The Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(5)	The Fund may not make loans, except as permitted under the 1940 Act and exemptive orders granted thereunder.

(6)	The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

(7)	The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in the securities of a particular industry or group of industries, except that the Fund will be concentrated in an industry or group of industries to the extent that the S&P 500® Index is so concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

For purposes of applying restriction (1) above, under the 1940 Act as currently in effect, the Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. The fundamental investment limitations set forth above limit the Fund’s ability to engage in certain investment practices and purchase securities or other instruments to the extent permitted by, or consistent with, applicable law. As such, these limitations will change as the statute, rules, regulations or orders (or, if applicable, interpretations) change, and no shareholder vote will be required or sought.

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Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction. With respect to restriction (2), if the limitations are exceeded as a result of a change in market value then the Fund will reduce the amount of borrowings within three days thereafter to the extent necessary to comply with the limitations (not including Sundays and holidays).

For purposes of applying restriction (5) above, the Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of the Fund’s total assets.

With respect to the fundamental policy relating to concentration set forth in (7) above, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (7) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund’s industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.

The foregoing fundamental policies of the Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or (ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of the Fund, such matter shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund vote for the approval of such matter, notwithstanding that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter.

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In addition to the foregoing fundamental policies, the Fund is also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental policies and may be changed by the Board of Trustees.

Investment Strategies

The Fund seeks to provide exposure to the return of the S&P 500® Index while making monthly distribution payments equal to an annualized rate of twenty percent (20%). The Fund intends to provide exposure to the S&P 500® Index through investments in FLexible EXchange® options (“FLEX Options”) that utilize the SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The SPY ETF is an exchange-traded fund that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.

Under certain circumstances, the Fund may invest in FLEX Options that utilize as the reference asset an ETF that seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index that is not the SPY ETF.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in SPY FLEX Options. For purposes of compliance with this investment policy, the SPY FLEX Options will be valued at their notional value. Fund shareholders are entitled to 60 days’ notice prior to any change in this non-fundamental investment policy.

Types of Investments

Options Contracts. The Fund will purchase SPY FLEX Options for the purpose of realizing its investment objective. FLEX Options are a type of listed options contract with uniquely customizable terms that allow investors to customize key terms like style, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the Options Clearing Corporation (the “OCC”).

In general, when buying a call option, the purchase has the right, in return for a premium paid during the term of the option, to buy the asset underlying the option (the SPY ETF) at the exercise price. Cash-settled options give the holder (purchaser) of an option the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the value of the underlying asset (the SPY ETF) upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the level at which the exercise price of the option is set. The amount of cash received, if any, will be the difference between the value of the underlying asset (the SPY ETF) and the exercise price of the option, multiplied by a specified dollar multiple.

Although certain securities exchanges attempt to provide continuously liquid markets in which holders and writers of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by the Fund. If an options market were to become unavailable, the Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds, and the Fund would remain obligated until options it wrote were exercised or expired. Reasons for the absence of liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options) and those options would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Securities self-regulatory organizations (e.g., the exchanges and FINRA) have established limitations governing the maximum number of call or put options of certain types that may be bought or written (sold) by a single investor, whether acting alone or in concert with others. These position limits may restrict the number of listed options which the Fund may buy or sell. While the Fund is not directly subject to these rules, as a result of rules applicable to the broker-dealers with whom the Fund transacts in options, it is required to agree in writing to be bound by relevant position limits.

Illiquid Investments. Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments include repurchase agreements with a notice or demand period of more than seven days, certain stripped mortgage-backed securities, certain municipal leases, certain over-the-counter derivative instruments, securities and other financial instruments that are not readily marketable, and restricted securities unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees has approved the designation of the certain officers of the Trust to administer the Trust’s liquidity risk management program and related procedures. In determining whether an investment is an illiquid investment, the designated officers of the Trust will take into account actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations. In addition, in determining the liquidity of an investment, the designated officers of the Trust must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity, and if so, the Fund must take this determination into account when classifying the liquidity of that investment or asset class.

In addition to actual or estimated daily transaction volume of an investment, group of related investments or asset class and other relevant market, trading, and investment-specific considerations, the following factors, among others, will generally impact the classification of an investment as an “illiquid investment”: (i) any investment that is placed on the Adviser’s restricted trading list; and (ii) any investment that is delisted or for which there is a trading halt at the close of the trading day on the primary listing exchange at the time of classification (and in respect of which no active secondary market exists). Investments purchased by the Fund that are liquid at the time of purchase may subsequently become illiquid due to these and other events and circumstances. If one or more investments in the Fund’s portfolio become illiquid, the Fund may exceed the 15% limitation in illiquid investments. In the event that changes in the portfolio or other external events cause the Fund to exceed this limit, the Fund must take steps to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time. This requirement would not force the Fund to liquidate any portfolio instrument where the Fund would suffer a loss on the sale of that instrument.

Portfolio Turnover

The Fund buys and sells portfolio securities in the normal course of its investment activities. The proportion of the Fund’s investment portfolio that is bought and sold during a year is known as the Fund’s portfolio turnover rate. A turnover rate of 100% would occur, for example, if the Fund bought and sold securities valued at 100% of its net assets within one year. A high portfolio turnover rate could result in the payment by the Fund of increased brokerage costs, expenses and taxes. The following table sets forth the portfolio turnover rate for the specified fiscal period.

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Fiscal Period Ended	Portfolio Turnover Rate
December 31, 2024*	0%
*	The inception date of the Fund was October 30, 2024.

Investment Risks

Overview

An investment in the Fund should be made with an understanding of the risks that an investment in Fund Shares entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the securities market may worsen and the value of the securities and therefore the value of the Fund may decline. The Fund may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with such an investment. The past market and earnings performance of any of the securities included in the Fund is not predictive of their future performance.

Borrowing and Leverage Risk

When the Fund borrows money, it must pay interest and other fees, which will reduce the Fund’s returns if such costs exceed the returns on the portfolio securities purchased or retained with such borrowings. Any such borrowings are intended to be temporary. However, under certain market conditions, including periods of low demand or decreased liquidity, such borrowings might be outstanding for longer periods of time. As prescribed by the 1940 Act, the Fund will be required to maintain specified asset coverage of at least 300% with respect to any bank borrowing immediately following such borrowing. The Fund may be required to dispose of assets on unfavorable terms if market fluctuations or other factors reduce the Fund’s asset coverage to less than the prescribed amount.

Cybersecurity Risk

The Fund is susceptible to potential operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the Fund’s third party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. The Fund has established risk management systems designed to reduce the risks associated with cybersecurity. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third party service providers.

Derivatives Risk

The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition, when the Fund invests in certain derivative securities, including, but not limited to, when-issued securities, forward commitments, futures contracts and interest rate swaps, the Fund is effectively leveraging its investments, which could result in exaggerated changes in the net asset value of the Fund's shares and can result in losses that exceed the amount originally invested. The success of Sub-Advisor's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Certain specific risks associated with an investment in derivatives may include: market risk, credit risk, correlation risk, liquidity risk, legal risk and systemic or “interconnection” risk, as specified below.

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1.	Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio managers' ability to predict movements of the securities, currencies and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio managers' judgment that the derivative transaction will provide value to the Fund and its shareholders and is consistent with the Fund’s objective, investment limitations and operating policies. In making such a judgment, the portfolio managers will analyze the benefits and risks of the derivative transactions and weigh them in the context of the Fund’s overall investments and investment objective.

2.	Credit Risk/Counterparty Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately negotiated or over-the-counter (“OTC”) derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Adviser reasonably believes are capable of performing under the contract.

3.	Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

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4.	Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required to maintain segregated accounts and/or make margin payments when taking positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

5.	Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6.	Systemic or “Interconnection” Risk. Systemic or “interconnection” risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

Options Contracts Risk

The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio manager to forecast market movements correctly. The prices of options are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. As a seller (writer) of a put option, the seller will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the seller will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the buyer risks losing the entire premium invested in the option if the buyer does not exercise the option. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Options may also involve the use of leverage, which could result in greater price volatility than other markets.

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Trading Issues Risk

Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Fund Shares will develop or be maintained. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund Shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund Shares may trade at a larger premium or discount to their NAV. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Valuation Risk

The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, maybe subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Management of the Fund

Trustees and Officers

The general supervision of the duties performed for the Fund under the Investment Management Agreement (as defined below) is the responsibility of the Board of Trustees. There are four Trustees of the Trust, one of whom is an “interested person” (as the term is defined in the 1940 Act) (the “Interested Trustee”) and three of whom are Trustees who are not officers or employees of Roundhill or any of its affiliates (each an “Independent Trustee” and collectively the “Independent Trustees”). The Trustees serve for indefinite terms until their resignation, death or removal. The Trust has not established a lead Independent Trustee position. The Trustees set broad policies for the Fund, choose the Trust’s officers and hired the Fund’s investment adviser. Each Trustee, except for Timothy Maloney, is an Independent Trustee. Mr. Maloney is deemed an Interested Trustee of the Trust due to his position as Chief Investment Officer and co-owner of Roundhill and Treasurer and Chief Financial Officer of the Trust. The officers of the Trust manage its day-to-day operations, are responsible to the Board of Trustees and serve indefinite terms. The following is a list of the Trustees and executive officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they have held during the past five years, if applicable.

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Name, Address and Year of Birth	Position and Offices with Trust	Term of Office and Year First Elected or Appointed	Principal Occupations During Past 5 Years	Number of Portfolios in the Roundhill Fund Complex Overseen by Trustee	Other Trusteeships or Directorships Held by Trustee During the Past 5 Years
Interested Trustees
Timothy Maloney(1) c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	Chairman of the Board of Trustees; Treasurer and Chief Financial Officer	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Investment Officer (2018 – 2024), of Roundhill Financial Inc.	24	Roundhill UCITS ICAV; Roundhill Financial Inc.; AssetDash Corp.
Independent Trustees
John Pesce c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1965	Trustee	● Indefinite term ● Since inception	Chief Executive Officer of TCG Group Holdings LP (1999 – present); Area President of Hub International (2021 – present)	24	Care Solace
Felix Rivera c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1963	Trustee	● Indefinite term ● Since inception	Managing Partner of Independent Channel Advisors, LLC (2011 – present)	24	Advisors Preferred Trust; Alpha Alternative Fund; Cornerstone Investors Trust
Jeffrey Youngman c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1961	Trustee	● Indefinite term ● Since inception	Managing Member of Feitlin, Youngman, Karas & Gerson, L.L.C. (1988 – present)	24	None
Officers of the Trust
William Hershey c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1989	President	● Indefinite term ● Since inception	Co-Founder (2018 – present), Chief Executive Officer (2018 – 2024), of Roundhill Financial Inc.	N/A	N/A
David Mazza c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1982	Vice President	● Indefinite term ● Since inception	Chief Executive Officer (2024 – present), Chief Strategy Officer (2023 – 2024), of Roundhill Financial Inc.; Managing Director and Head of Product of Rafferty Asset Management, LLC (2018 – 2023)	N/A	N/A
Sean Poyntz c/o Roundhill Financial Inc. 154 West 14th Street 2nd Floor New York, NY 10011 Y.O.B.: 1992	Secretary	● Indefinite term ● Since inception	Vice President of Operations of Roundhill Financial Inc. (2021 – present); Head of Trading & Information Security (2019 – 2021) and Trader (2017 – 2019) of Lucerne Capital Management	N/A	N/A
Adam Shoffner(2) c/o ACA Group Three Canal Plaza Portland, ME 04101 Y.O.B.:1979	Chief Compliance Officer and Anti-Money Laundering Officer	● Indefinite term ● Since inception	Senior Principal Consultant and Fund Compliance Officer of ACA Group (f/k/a Foreside Financial Group), (2020 – present); Compliance Consultant of Duff & Phelps (2018 – 2020)	N/A	N/A

(1)	Mr. Maloney is deemed an “interested person” of the Trust due to his position as co-founder and co-owner of Roundhill Financial Inc. and Treasurer and Chief Financial Officer of the Trust.

(2)	Adam Shoffner is an employee of ACA Group, an affiliate of the Fund’s distributor.

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Unitary Board Leadership Structure

It is anticipated that each Trustee will serve as a trustee of all funds in the Roundhill Fund Complex (as defined below), which is known as a “unitary” board leadership structure. Each Trustee currently serves as a trustee of the Fund and is anticipated to serve as a trustee for future funds issued by the Trust (each, a “Roundhill Fund” and collectively, the “Roundhill Fund Complex”). None of the Trustees who are not “interested persons” of the Trust, nor any of their immediate family members, have ever been a director, officer or employee of, or consultant to, Roundhill or any of its affiliates. Mr. Maloney, an Interested Trustee, serves as the Chairman of the Board of Trustees for each fund in the Roundhill Fund Complex.

The same four persons serve as Trustees on the Board of Trustees and are anticipated to serve on the Board of Trustees of all other funds in the Roundhill Fund Complex. The unitary board structure was adopted for the Roundhill Fund Complex because of the efficiencies it achieves with respect to the governance and oversight of the Roundhill Funds. Each Roundhill Fund is subject to the rules and regulations of the 1940 Act (and other applicable securities laws), which means that many of the Roundhill Funds face similar issues with respect to certain of their fundamental activities, including risk management, portfolio liquidity, portfolio valuation and financial reporting. Because of the similar and often overlapping issues facing the Roundhill Funds, including among any such exchange-traded funds, the Board of Trustees of the Roundhill Funds believes that maintaining a unitary board structure promotes efficiency and consistency in the governance and oversight of all Roundhill Funds and reduces the costs, administrative burdens and possible conflicts that may result from having multiple boards. In adopting a unitary board structure, the Trustees seek to provide effective governance through establishing a board the overall composition of which, as a body, possesses the appropriate skills, diversity, independence and experience to oversee the Fund’s business.

Annually, the Board of Trustees will review its governance structure and the committee structures, its performance and functions and any processes that would enhance board governance over the business of the Roundhill Funds. The Board of Trustees has determined that its leadership structure, including the unitary board and committee structure, is appropriate based on the characteristics of the funds it serves and the characteristics of the Roundhill Fund Complex as a whole.

The Board of Trustees has established two standing committees (as described below) and has delegated certain of its responsibilities to those committees. The Board of Trustees and its committees meet frequently throughout the year to oversee the activities of the Fund, review contractual arrangements with and the performance of service providers, oversee compliance with regulatory requirements and review Fund performance. The Independent Trustees are represented by independent legal counsel at all Board and committee meetings. Generally, the Board of Trustees acts by majority vote of the Trustees present at a meeting, assuming a quorum is present, unless otherwise required by applicable law.

The two standing committees of the Board of Trustees are the Nominating Committee and the Audit Committee.

The Nominating Committee is responsible for appointing and nominating non-interested persons to the Board of Trustees. John Pesce, Felix Rivera and Jeffrey Youngman are members of the Nominating Committee. If there is no vacancy on the Board of Trustees, the Board of Trustees will not actively seek recommendations from other parties, including shareholders. When a vacancy on the Board of Trustees occurs and nominations are sought to fill such vacancy, the Nominating Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund should mail such recommendation to Sean Poyntz, Secretary, at the Trust’s address, 154 West 14th Street, 2nd Floor, New York, New York 10011. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Fund owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the 1934 Act; (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the 1934 Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an “interested person” of the Fund (as defined in the 1940 Act) and, if not an “interested person,” information regarding each nominee that will be sufficient for the Fund to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the Trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a Trustee. During the fiscal year ended December 31, 2024, the Nominating Committee met one time.

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The Audit Committee is responsible for overseeing the Fund’s accounting and financial reporting process, the system of internal controls and audit process and for evaluating and appointing independent auditors (subject also to approval of the Board of Trustees). Messrs. Pesce, Rivera and Youngman serve on the Audit Committee. During the fiscal year ended December 31, 2024, the Audit Committee met four times.

Risk Oversight

As part of the general oversight of the Fund, the Board of Trustees is involved in the risk oversight of the Fund. The Board of Trustees has adopted and periodically reviews policies and procedures designed to address the Fund’s risks. Oversight of investment and compliance risk, including, if applicable, oversight of any Sub-Adviser, is performed primarily at the Board of Trustees level in conjunction with the Trust’s Chief Compliance Officer (“CCO”) and Anti-Money Laundering Officer.

The Board has appointed a CCO who oversees the implementation and evaluation of the Fund’s compliance program. Adam Shoffner of ACA Group serves as CCO and Anti-Money Laundering Officer of the Trust. In a joint effort between the Trust and ACA Group to ensure the Trust complies with Rule 38a-1 under the 1940 Act, ACA Group has agreed to render services to the Trust by entering into a Chief Compliance Officer Services Agreement (the “CCO Services Agreement”) with the Trust. Pursuant to the CCO Services Agreement, ACA Group designates, subject to the Trust’s approval, one of its own employees to serve as CCO of the Trust within the meaning of Rule 38a-1. Adam Shoffner currently serves in such capacity under the terms of the CCO Services Agreement.

Oversight of other risks also occurs at the committee level. The Adviser’s investment oversight group reports to the Board of Trustees at quarterly meetings regarding, among other things, Fund performance and the various drivers of such performance as well as information related to the Adviser and its operations and processes. The Board of Trustees reviews reports on the Fund’s and the service providers’ compliance policies and procedures at each quarterly Board of Trustee meeting and receives an annual report from the CCO regarding the operations of the Fund’s and the service providers’ compliance programs. In addition, the Independent Trustees meet privately each quarter with the CCO. The Audit Committee reviews with the Adviser the Fund’s major financial risk exposures and the steps the Adviser has taken to monitor and control these exposures, including the Fund’s risk assessment and risk management policies and guidelines. The Audit Committee also, as appropriate, reviews in a general manner the processes other Board committees have in place with respect to risk assessment and risk management. The Nominating Committee monitors all matters related to the corporate governance of the Trust.

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Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations.

Board Diversification and Trustee Qualifications

As described above, the Nominating Committee of the Board of Trustees oversees matters related to the nomination of Trustees. The Nominating Committee seeks to establish an effective Board of Trustees with an appropriate range of skills and diversity, including, as appropriate, differences in background, professional experience, education, vocations, and other individual characteristics and traits in the aggregate. Each Trustee must meet certain basic requirements, including relevant skills and experience, time availability and, if qualifying as an Independent Trustee, independence from the Adviser, underwriters or other service providers, including any affiliates of these entities.

Listed below for each current Trustee are the experiences, qualifications and attributes that led to the conclusion, as of the date of this SAI, that each current Trustee should serve as a Trustee in light of the Trust’s business and structure.

Independent Trustees. John Pesce has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Pesce has over 30 years of business experience in the financial services industry, including experience relating to institutional and individual financial planning, benefits services, retirement plan design and implementation, portfolio and investment advising, product marketing and financial consulting. He has served as the Chief Executive Officer of TCG Group Holdings LP since 1999 and the Area President of HUB International since 2021.

Felix Rivera is the Chair of the Roundhill Fund Complex Audit Committee and Nominating Committee and has served as a Trustee on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Rivera has over 20 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate. He has served as the Managing Partner of Independent Channel Advisors, LLC since 2011.

Jeffrey Youngman has served on the Roundhill ETF Trust’s Board of Trustees since 2023. Mr. Youngman brings significant legal expertise to the Board of Trustees. He has practiced law for over 35 years representing clients in matters relating to serious personal injuries including those concerning children who have suffered injuries as a result of harassment, intimidation and bullying at school. He has served as an attorney at Feitlin, Youngman, Karas & Gerson, L.L.C. since 1988 and is the Managing Member of the firm.

Interested Trustee. Timothy Maloney is the Chairman of the Board of Trustees and Treasurer and Chief Financial Officer of the Roundhill Fund Complex. Mr. Maloney co-founded Roundhill in 2018 and served as its Chief Investment Officer until April 2024. Prior to co-founding Roundhill, Mr. Maloney worked at Wells Capital Management, where he served as a credit trader. Before his time at Wells Capital Management, Mr. Maloney worked for Morgan Stanley, advising hedge fund clients across a spectrum of strategies. He is a CFA Charterholder and a graduate of Vanderbilt University.

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Each Independent Trustee is paid a fixed annual retainer of $20,000. The Chairman of the Audit Committee is also paid an additional annual fee of $5,000. These fees will be allocated equally among each Fund in the Roundhill Fund Complex. Trustees are also reimbursed for travel and out-of-pocket expenses incurred in connection with all meetings.

The following table sets forth the compensation earned by each Independent Trustee (including reimbursement for travel and out-of-pocket expenses) for services to the Fund and the aggregate compensation paid to them for services to the Roundhill Fund Complex for the fiscal year ended December 31, 2024. The Trust has no retirement or pension plans. The officers and Trustees who are “interested persons” as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by Roundhill.

Name of Trustee	Compensation from The Fund	Total Compensation from the Roundhill Fund Complex
John Pesce	$1,333	$20,000
Felix Rivera	$1,667	$25,000
Jeffrey Youngman	$1,333	$20,000

The following table sets forth the dollar range of equity securities beneficially owned by the Interested and Independent Trustees in the Fund and all funds overseen by the Trustees in the Roundhill Fund Complex as of December 31, 2024:

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Roundhill Fund Complex
Interested Trustee
Timothy Maloney	None	None
Independent Trustees
John Pesce	None	None
Felix Rivera	None	None
Jeffrey Youngman	None	None

As of December 31, 2024, the Independent Trustees of the Trust and immediate family members did not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

As of the date of this Statement of Additional Information, the officers of the Trust and Trustees, in the aggregate, owned less than 1% of the Fund Shares.

Control Persons and Principal Holders of Securities

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.

The table set forth in Exhibit A shows the percentage ownership of each shareholder or “group” (as that term is used in Section 13(d) of the 1934 Act who, based on the securities position listing report as of the date set therein, owned of record, or is known by the Trust to have owned of record or beneficially, 5% or more of the Fund Shares (the “Principal Holders”). The Fund does not have any knowledge of who the ultimate beneficiaries are of the Fund Shares.

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Investment Adviser and Other Service Providers

Investment Adviser. Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, serves as the investment adviser to the Fund. Roundhill is a Delaware limited liability company that is controlled by its founding members, William Hershey and Timothy Maloney. William Hershey currently serves as the President of the Trust and Timothy Maloney serves as the Chairman of the Board of Trustees, Treasurer and Chief Financial Officer of the Trust, while also continuing to serve in their roles as Co-Founders of the Adviser. The Adviser is an SEC-registered investment adviser that has provided investment advisory services to pooled investment vehicles since 2019. Roundhill discharges its responsibilities subject to the policies of the Board of Trustees. Roundhill also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Pursuant to an investment management agreement between Roundhill and the Trust, on behalf of the Fund (the “Investment Management Agreement”), Roundhill oversees the investment of the Fund’s assets by the Sub-Adviser and is responsible for paying all expenses of the Fund, excluding the fee payments under the Investment Management Agreement, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes (of any kind or nature, including, but not limited to, income, excise, transfer and withholding taxes), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants) or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions), acquired fund fees and expenses, accrued deferred tax liability, fees and expenses payable related to the provision of securities lending services, legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Fund has agreed to pay Roundhill an annual management fee equal to a percentage of its daily net assets, as detailed in the below table.

Management Fee
Fund	Fee
Roundhill S&P 500 Target 20 Managed Distribution ETF	0.49%

For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by the Fund to Roundhill.

Fiscal Period Ended	Management Fees Paid to Roundhill
December 31, 2024*	$2,979
*	The inception date of the Fund was October 30, 2024.

Under the Investment Management Agreement, Roundhill shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Roundhill in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement is in place for the original initial two-year term, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Fund by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to Roundhill, or by Roundhill on 60 days’ written notice to the Fund.

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Investment Sub-Adviser. Roundhill has retained Exchanged Traded Concepts, LLC, an Oklahoma limited liability company, located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, to act as sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”). The Sub-Adviser is an SEC-registered investment adviser that has provided investment advisory or sub-advisory services to pooled investment vehicles since 2009, including to over 80 1940 Act-registered ETFs as of March 2025. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC.

Pursuant to the Sub-Advisory Agreement, Roundhill has agreed to pay for the services provided by the Sub-Adviser through sub-advisory fees. Roundhill is responsible for paying the entire amount of the Sub-Adviser’s fee for the Fund. For services rendered during the fiscal period set forth below, the following table sets forth the management fees paid by Roundhill to the Sub-Adviser.

Fiscal Period Ended	Sub-Advisory Fees Paid
December 31, 2024*	$233
*	The inception date of the Fund was October 30, 2024.

Portfolio Managers. The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. There are currently seven portfolio managers, as follows:

●	Mr. Maloney co-founded Roundhill in late 2018. He began his career at Morgan Stanley as a Foreign-Exchange and Emerging Markets salesperson. He later joined Wells Capital, where he traded investment grade bonds for a $35 billion fixed-income portfolio. He graduated from Vanderbilt University with a degree in Economics, and a Masters of Science in Finance (MSF). Mr. Maloney is a CFA Charterholder.

●	Mr. Hershey co-founded Roundhill in late 2018. He began his career at Yorkville ETF Advisors, continuing with Yorkville Capital Management after the sale of Yorkville’s ETF business. During his career, he held various roles, including Head Trader for a Yorkville’s long/short energy hedge fund. He graduated from Vanderbilt University with a degree in Economics. Mr. Hershey is a CFA Charterholder.

●	Mr. Mazza joined Roundhill in 2023. He began his career at State Street Global Advisors and had various research, portfolio management, and product development responsibilities including leading the strategy and research team for SPDR ETFs. He later worked in leadership roles at OppenheimerFunds and Rafferty Asset Management. He graduated from the Sawyer Business School at Suffolk University with his Masters of Business Administration (MBA) in Finance in 2015 and Boston College with a degree in Political Science and Philosophy in 2005.

●	Mr. Serowik joined ETC from Goldman Sachs. He began his career at Spear, Leeds & Kellogg, continuing with Goldman after its acquisition of SLK. During his career of more than 18 years at the combined companies, he held various roles, including managing the global Quant ETF Strats team and One Delta ETF Strats. He designed and developed systems for portfolio risk calculation, algorithmic ETF trading, and execution monitoring, with experience across all asset classes. He graduated from the University of Michigan with a Bachelor of Business Administration degree in Finance.

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●	Mr. Alberico joined ETC in November 2020, having spent the past 14 years in ETF trading at Goldman Sachs, Cantor Fitzgerald, and, most recently, Virtu Financial. He spent most of that time focused on the Trading and Portfolio Risk Management of ETFs exposed to international and domestic equity. He has worked on several different strategies including lead market-making and electronic trading, to customer facing institutional business developing models for block trading as well as transitional trades. Mr. Alberico graduated from St. John’s University in New York with a Bachelor of Science degree in Finance.

●	Mr. Tan joined ETC in May 2019 as an Associate Portfolio Manager and was promoted to Portfolio Manager in December 2020. He began his career at UBS and BBR Partners where he worked as a financial planning analyst and a portfolio strategist for over four years. During his time there, he developed comprehensive wealth management solutions focused on portfolio optimization, trust and estate planning, and tax planning. Mr. Tan graduated from the University of North Carolina at Chapel Hill with a Bachelor of Science in Business Administration with a concentration in Investments, a Bachelor of Arts in Economics, and a Minor in Chinese.

●	Mr. Cooper joined ETC in November 2021 and currently serves as a Portfolio Manager. Previously, Mr. Cooper had roles in trade operations for Constellation Advisers from March 2017 until April 2018 and for QFR Capital Management from April 2018 until July 2020 and in the middle office derivatives group of Elliot Capital Management from September 2020 until November 2021. Prior to these roles, he spent 14 years working in various operational roles for Falcon Management Corporation, a global macro family office, gaining exposure to a variety of asset classes with a focus on operations, accounting, and technology. Mr. Cooper graduated from Pennsylvania State University in 2002 with a Bachelor of Science in Finance and a minor in Business Law.

Portfolio Manager Compensation. Messrs. Maloney, Hershey and Mazza are compensated by Roundhill. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of Roundhill and each individual’s contribution to that performance across all duties. Messrs. Serowik, Alberico, Tan and Cooper are compensated by ETC. Each receives a fixed base salary and discretionary bonus that is not tied to the performance of the Fund.

Portfolio Manager Ownership of Fund Shares. As of the date of this Statement of Additional Information, none of the portfolio managers beneficially owned any Fund Shares.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. None of the accounts managed by the portfolio managers listed below are subject to performance based advisory fees. The information below is provided as of December 31, 2024.

Portfolio Manager	Registered Investment Companies Number of Accounts ($ assets)	Other Pooled Investment Vehicles Number of Accounts ($ assets)	Other Accounts Number of Accounts ($ Assets)
Timothy Maloney	5 ($2,092,077,635)	0 ($0)	0 ($0)
William Hershey	5 ($2,092,077,635)	0 ($0)	0 ($0)
David Mazza	3 ($318,522,435)	0 ($0)	0 ($0)
Andrew Serowik	74 ($8,954,561,474)	0 ($0)	0 ($0)
Todd Alberico	74 ($8,954,561,474)	0 ($0)	0 ($0)
Gabriel Tan	74 ($8,954,561,474)	0 ($0)	0 ($0)
Brian Cooper	74 ($8,954,561,474)	0 ($0)	0 ($0)

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Conflicts of Interest. The portfolio managers have day-to-day management responsibilities with respect to other investments accounts and, accordingly, may be presented with potential or actual conflicts of interest.

The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts the Adviser and Sub-Adviser manage are fairly and equitably allocated.

With respect to securities transactions for the Fund, the Sub-Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The Sub-Adviser uses its best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The Sub-Adviser generally allocates trades on the basis of assets under management so that the securities positions represent equal exposure as a percentage of total assets of each client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated pro rata.

Transfer Agent and Administrator. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“USBGFS” or the “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as the Funds’ transfer agent and administrator.

Pursuant to a fund servicing agreement between the Trust and USBGFS, USBGFS provides the Trust with administrative and management services (other than investment advisory services) and accounting services, including portfolio accounting services, tax accounting services, and furnishing financial reports. In this capacity, USBGFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund Shares. As compensation for the administration, accounting and management services, the Adviser pays USBGFS a fee based on the Fund’s average daily net assets, subject to a minimum annual fee. USBGFS also is entitled to certain out-of-pocket expenses for the services mentioned above, including pricing expenses.

The following table sets forth the amount the Administrator was paid for administration services for the specified fiscal period.

Fiscal Period Ended	Administration Fees Paid
December 31, 2024*	$9,356
*	The inception date of the Fund was October 30, 2024.

Custodian. Pursuant to a custody agreement between the Trust and U.S. Bank National Association (“U.S. Bank” or the “Custodian”) (the “Custody Agreement”), U.S. Bank, located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the custodian of the Fund’s assets. The Custodian holds and administers the assets in the Fund’s portfolio. Pursuant to the Custody Agreement, U.S. Bank receives an annual fee from the Adviser based on the Trust’s total average daily net assets, subject to a minimum annual fee, and certain settlement charges. The Custodian also is entitled to certain out-of-pocket expenses.

Securities Lending Agent. The Fund may participate in securities lending arrangements whereby the Fund lends certain of its portfolio securities to brokers, dealers and financial institutions (not individuals) to receive additional income and increase the rate of return of the portfolio. U.S. Bank (the “Securities Lending Agent”) serves as securities lending agent to the Fund. The Securities Lending Agent is responsible for the implementation and administration of the Fund’s securities lending program pursuant to an agreement between the Trust, on behalf of the Fund, and the Securities Lending Agent (the “Securities Lending Agreement”). The Securities Lending Agent acts as agent to the Fund to lend available securities with any person on its list of approved borrowers and (i) determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower; (ii) ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to the Securities Lending Agent; (iii) receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities; (iv) marks loaned secure.ties and collateral to their market value each business day based upon the market value of the loaned securities and collateral at the close of business employing the most recently available pricing information and receives and delivers collateral to maintain the value of the collateral at no less than 100% of the market value of the loaned securities; (v) at the termination of a loan, returns the collateral to the borrower upon the return of the loaned securities to the Securities Lending Agent; (vi) invests cash collateral in accordance with the applicable Securities Lending Agreement; and (viii) maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans outstanding, including an accounting of all securities lending transactions.

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Distributor. The Trust and Foreside Fund Services, LLC (“Foreside” or the “Distributor”) are parties to a distribution agreement (the “Distribution Agreement”), whereby the Distributor acts as principal underwriter for the Trust and distributes Fund Shares. Fund Shares are continuously offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Fund Shares in amounts less than a Creation Unit and does not maintain a secondary market in Fund Shares. The principal business address of the Distributor is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Under the Distribution Agreement, the Distributor, as agent for the Trust, will receive orders for the purchase and redemption of Creation Units, provided that any subscriptions and orders will not be binding on the Trust until accepted by the Trust. The Distributor is a broker-dealer registered under the Exchange Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor also may enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund Shares. Such Soliciting Dealers also may be Authorized Participants (as discussed in the section entitled “Creation and Redemption of Creation Units”) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting Fund Shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

Since the inception of the Fund, there has been no underwriting commissions with respect to the sale of Fund Shares, and the Distributor did not receive compensation on redemptions for the Fund for that period.

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Intermediary Compensation. The Adviser, the Sub-Adviser, or their affiliates, out of their own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including the Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by the Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s Prospectus and they do not change the price paid by investors for the purchase of Fund Shares or the amount received by a shareholder as proceeds from the redemption of Fund Shares.

Such compensation may be paid to Intermediaries that provide services to the Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser and the Sub-Adviser will periodically assess the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, also may be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend the Fund rather than other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker, or other investment professional for more information regarding any payments his or her Intermediary firm may receive. Any payments made by the Adviser, the Sub-Adviser, or their affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Fund Shares.

Distribution and Service Plan. The Board has adopted a Distribution and Service Plan (the “Plan”) in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. No payments pursuant to the Plan are expected to be made during the twelve (12) month period from the date of this SAI. Rule 12b-1 fees to be paid by the Fund under the Plan may only be imposed after approval by the Board.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the Plan or in any agreements related to the Plan (“Qualified Trustees”). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the Fund. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

The Plan provides that the Fund pays the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of its Fund Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with FINRA’s rules concerning sales charges.

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Under the Plan, subject to the limitations of applicable law and regulations, each Fund is authorized to compensate the Distributor up to the maximum amount to finance any activity primarily intended to result in the sale of Creation Units of the Fund or for providing or arranging for others to provide shareholder services and for the maintenance of shareholder accounts. Such activities may include, but are not limited to: (i) delivering copies of the Fund’s then current reports, prospectuses, notices, and similar materials, to prospective purchasers of Creation Units; (ii) marketing and promotional services, including advertising; (iii) paying the costs of and compensating others, including Authorized Participants with whom the Distributor has entered into written Authorized Participant Agreements, for performing shareholder servicing on behalf of the Fund; (iv) compensating certain Authorized Participants for providing assistance in distributing the Creation Units of the Fund, including the travel and communication expenses and salaries and/or commissions of sales personnel in connection with the distribution of the Creation Units of the Fund; (v) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the affiliates and subsidiaries of the Trust’s service providers as compensation for services or reimbursement of expenses incurred in connection with distribution assistance; (vi) facilitating communications with beneficial owners of Shares, including the cost of providing (or paying others to provide) services to beneficial owners of Shares, including, but not limited to, assistance in answering inquiries related to Shareholder accounts; and (vii) such other services and obligations as are set forth in the Distribution Agreement.

Aggregations. Fund Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to Authorized Participants purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees; or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with participants that utilize the facilities of the Depository Trust Company (the “DTC Participants”), which have international, operational, capabilities and place orders for Creation Units of the Fund Shares. Participating Parties (as defined in “Procedures for Creation of Creation Units” below) shall be DTC Participants (as defined in “DTC Acts as Securities Depository for Fund Shares” below).

Brokerage Allocations

The Sub-Adviser is responsible for decisions to buy and sell securities for the Fund and for the placement of the Fund’s securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business.

The Sub-Adviser owes a fiduciary duty to its clients (including the Fund) to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser also will use electronic crossing networks (“ECNs”) when appropriate.

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Subject to the foregoing policies, brokers or dealers selected to execute the Fund’s portfolio transactions may include the Fund’s Authorized Participants or their affiliates. An Authorized Participant or its affiliates may be selected to execute the Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu,” so long as such selection is in keeping with the foregoing policies. The Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to execute the Fund’s portfolio transactions in connection with such orders.

The Sub-Adviser may use the Fund’s assets for, or participate in, third-party soft dollar arrangements, in addition to receiving proprietary research from various full-service brokers, the cost of which is bundled with the cost of the broker’s execution services. The Sub-Adviser does not “pay up” for the value of any such proprietary research. Section 28(e) of the Exchange Act permits the Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. The Sub-Adviser may receive a variety of research services and information on many topics, which it can use in connection with its management responsibilities with respect to the various accounts over which it exercises investment discretion or otherwise provides investment advice. The research services may include qualifying order management systems, portfolio attribution and monitoring services and computer software and access charges which are directly related to investment research. Accordingly, the Fund may pay a broker commission higher than the lowest available in recognition of the broker’s provision of such services to the Sub-Adviser, but only if the Sub-Adviser determines the total commission (including the soft dollar benefit) is comparable to the best commission rate that could be expected to be received from other brokers. The amount of soft dollar benefits received depends on the amount of brokerage transactions effected with the brokers. A conflict of interest exists because there is an incentive to: (i) cause clients to pay a higher commission than the firm might otherwise be able to negotiate; (ii) cause clients to engage in more securities transactions than would otherwise be optimal; and (iii) only recommend brokers that provide soft dollar benefits.

The Sub-Adviser faces a potential conflict of interest when it uses client trades to obtain brokerage or research services. This conflict exists because the Sub-Adviser can use the brokerage or research services to manage client accounts without paying cash for such services, which reduces the Sub-Adviser’s expenses to the extent that the Sub-Adviser would have purchased such products had they not been provided by brokers. Section 28(e) permits the Sub-Adviser to use brokerage or research services for the benefit of any account it manages. Certain accounts managed by the Sub-Adviser may generate soft dollars used to purchase brokerage or research services that ultimately benefit other accounts managed by the Sub-Adviser, effectively cross subsidizing the other accounts managed by the Sub-Adviser that benefit directly from the product. The Sub-Adviser may not necessarily use all of the brokerage or research services in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.

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If purchases or sales of portfolio securities of the Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund. The primary consideration is prompt execution of orders at the most favorable net price.

The following table sets forth the brokerage commissions paid by the Fund for the specified fiscal period.

Fiscal Period Ended	Brokerage Commissions Paid
December 31, 2024*	$176
*	The inception date of the Fund was October 30, 2024.

Additional Information

Book Entry Only System. The following information supplements and should be read in conjunction with the Prospectus.

DTC Acts as Securities Depository for Fund Shares. Fund Shares are represented by securities registered in the name of The Depository Trust Company (“DTC”) or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the “NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Fund Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fund Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Fund Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fund Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

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Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fund Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fund Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Fund Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about the Fund’s portfolio holdings. The Board of Trustees must approve all material amendments to this policy. The Fund’s portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet websites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE is open for trading via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Fund’s portfolio holdings are also available on the Fund’s website at https://www.roundhillinvestments.com/etf/xpay. The Trust, Adviser, Sub-Adviser and the Distributor will not disseminate non-public information concerning the Trust.

Quarterly Portfolio Schedule. The Trust is required to disclose, on a quarterly basis, the complete schedule of the Fund’s portfolio holdings with the SEC on Form N-PORT. The Trust discloses the complete schedule of the Fund’s portfolio holdings on Form N-CSR after its second and fourth quarters. Form N-PORT and Form N-CSR for the Trust is available on the SEC’s website at https://www.sec.gov. The Fund’s Form N-PORT and Form N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust’s Form N-PORT and Form N-CSR are available without charge, upon request, by calling (855) 561-5728 or by writing to Roundhill ETF Trust, 154 West 14th Street, 2nd Floor, New York, New York 10011.

Codes of Ethics. In order to mitigate the possibility that the Fund will be adversely affected by personal trading, the Trust, the Adviser, the Sub-Adviser and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts access persons, Trustees and others who normally come into possession of information on portfolio transactions. Personnel subject to the Codes of Ethics may invest in securities that may be purchased or held by the Fund; however, the Codes of Ethics require that each transaction in such securities be reviewed by the Compliance Department. These Codes of Ethics are on public file with, and are available from, the SEC.

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Proxy Voting Policies and Procedures

The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently with the best interests of the Fund.

The Board has delegated to the Adviser the proxy voting responsibilities for the Fund and has directed the Adviser to vote proxies consistent with the Fund’s best interests. The Adviser has delegated to the Sub-Adviser the day-to-day proxy voting responsibilities of the Fund and has directed the Sub-Adviser to vote proxies consistent with the Fund’s best interests. The Sub-Adviser has engaged the services of Institutional Shareholder Services Inc. (“ISS”) to make recommendations to the Sub-Adviser on the voting of proxies relating to securities held by the Fund. The Sub-Adviser has adopted the ISS Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on the Sub-Adviser’s general voting policies. The Sub-Adviser’s use of the ISS Proxy Voting Guidelines is not intended to constrain the Sub-Adviser’s consideration of any proxy proposal, and there may be times when the Sub-Adviser deviates from the ISS Proxy Voting Guidelines. The ISS Proxy Voting Guidelines are subject to change at the discretion of ISS and may be found at issgovernance.com.

Information regarding how the Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request and without charge on the Fund’s website at https://www.roundhillinvestments.com/etf/xpay, by calling (855) 561-5728 or by accessing the SEC’s website at https://www.sec.gov.

Creation and Redemption of Creation Units

General. ETFs, such as the Fund, generally issue and redeem their shares in primary market transactions through a creation and redemption mechanism and do not sell or redeem individual shares. Instead, financial entities, known as “Authorized Participants,” have contractual arrangements with an ETF or one of the ETF’s service providers to purchase and redeem ETF shares directly with the ETF in large blocks of shares known as “Creation Units.” Prior to start of trading on each business day, an ETF publishes through the NSCC the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the ETF’s shares. An Authorized Participant that wishes to effectuate a creation of an ETF’s shares deposits with the ETF the “basket” of securities, cash or other assets identified by the ETF that day, and then receives the Creation Unit of the ETF’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the ETF’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the authorized participant redeems a Creation Unit of ETF shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in ETF shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of ETF shares at or close to the NAV per share of the ETF.

Each Authorized Participant is a member or participant of a clearing agency registered with the SEC that has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase or redemption of Creation Units (a “Participant Agreement”). Orders to purchase Creation Units must be delivered through an Authorized Participant that has executed a Participant Agreement and must comply with the applicable provisions of such Participant Agreement. Investors wishing to purchase or sell Fund Shares generally do so on an exchange. Institutional investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant.

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A “Business Day” is generally any day on which the NYSE, the Exchange and the Trust are open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Business Day on which an order to purchase or redeem Creation Units is received in proper form is referred to as the “Transmittal Date.”

Basket Composition and Custom Baskets. Rule 6c-11(c)(3) under of the 1940 Act requires an ETF relying on the exemptions offered by Rule 6c-11 to adopt and implement written policies and procedures governing the construction of baskets and the process that the ETF will use for the acceptance of baskets. In general, in connection with the construction and acceptance of baskets, the Adviser may consider various factors, including, but not limited to: (1) whether the securities, assets and other positions comprising a basket are consistent with the ETF’s investment objective(s), policies and disclosure; (2) whether the securities, assets and other positions can legally and readily be acquired, transferred and held by the ETF and/or Authorized Participant(s), as applicable; (3) whether to utilize cash, either in lieu of securities or other instruments or as a cash balancing amount; and (4) in the case of an ETF that tracks an index, whether the securities, assets and other positions aid index tracking.

The Fund may utilize a pro-rata basket or a custom basket in reliance on Rule 6c-11. A “pro-rata basket” is a basket that is a pro rata representation of the ETF’s portfolio holdings, except for minor deviations when it is not operationally feasible to include a particular instrument within the basket, except to the extent that the Fund utilized different baskets in transactions on the same Business Day.

Rule 6c-11 defines “custom baskets” to include two categories of baskets. First, a basket containing a non-representative selection of the ETF’s portfolio holdings would constitute a custom basket. These types of custom baskets include, but are not limited to, baskets that do not reflect: (i) a pro rata representation of the Fund’s portfolio holdings; (ii) a representative sampling of an ETF’s portfolio holdings; or (iii) changes due to a rebalancing or reconstitution of an ETF’s securities market index, if applicable. Second, if different baskets are used in transactions on the same Business Day, each basket after the initial basket would constitute a custom basket. For example, if an ETF exchanges a basket with either the same or another Authorized Participant that reflects a representative sampling that differs from the initial basket, that basket (and any such subsequent baskets) would be a custom basket. Similarly, if an ETF substitutes cash in lieu of a portion of basket assets for a single Authorized Participant, that basket would be a custom basket.

Under a variety of circumstances, an ETF and its shareholders may benefit from the flexibility afforded by custom baskets. In general terms, the use of custom baskets may reduce costs, increase efficiency and improve trading. Because utilizing custom baskets provides a way for an ETF to add, remove and re-weight portfolio securities without transacting in the market, it may help the ETF to avoid transaction costs and adverse tax consequences. Rule 6c-11 provides an ETF with flexibility to use “custom baskets” if the ETF has adopted written policies and procedures that: (1) set forth detailed parameters for the construction and acceptance of custom baskets that are in the best interests of the ETF and its shareholders, including the process for any revisions to, or deviations from, those parameters; and (2) specify the titles or roles of employees of the ETF’s investment adviser who are required to review each custom basket for compliance with those parameters.

The use of baskets that do not correspond to pro rata to an ETF’s portfolio holdings has historically created concern that an Authorized Participant could take advantage of its relationship with an ETF and pressure the ETF to construct a basket that favors an Authorized Participant to the detriment of the ETF’s shareholders. For example, because ETFs rely on Authorized Participants to maintain the secondary market by promoting an effective arbitrage mechanism, an Authorized Participant holding less liquid or less desirable securities potentially could pressure an ETF into accepting those securities in its basket in exchange for liquid ETF shares (i.e., dumping). An Authorized Participant also could pressure the ETF into including in its basket certain desirable securities in exchange for ETF shares tendered for redemption (i.e., cherry-picking). In either case, the ETF’s other investors would be disadvantaged and would be left holding shares of an ETF with a less liquid or less desirable portfolio of securities. The Adviser has adopted policies and procedures designed to mitigate these concerns but there is ultimately no guarantee that such policies and procedures will be effective.

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Basket Dissemination. Basket files are published for consumption through the NSCC, a subsidiary of Depository Trust & Clearing Corporation, and can be utilized for pricing, creations, redemptions, rebalancing and custom scenarios. In most instances, pro rata baskets are calculated and supplied by the ETF’s custodial bank based on ETF holdings, whereas non-pro-rata, custom and forward-looking pro rata baskets are calculated by the Adviser and disseminated by the ETF’s custodial bank through the NSCC process.

Placement of Creation or Redemption Orders. All orders to purchase or redeem Creation Units are to be governed according to the applicable Participant Agreement that each Authorized Participant has executed. In general, all orders to purchase or redeem Creation Units must be received by the transfer agent in the proper form required by the Participant Agreement no later than the closing time of the regular trading session of the NYSE (ordinarily 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for business (the “Closing Time”) in order for the purchase or redemption of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. However, at its discretion, the Fund may require an Authorized Participant to submit orders to purchase or redeem Creation Units be placed earlier in the day (such as instances where an applicable market for a security comprising a creation or redemption basket closes earlier than usual).

Delivery of Redemption Proceeds. Deliveries of securities to Authorized Participants in connection with redemption orders are generally expected to be made within one Business Day. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Fund may take longer than one Business Day after the day on which the redemption request is received in proper form. Section 22(e) of the 1940 Act generally prohibits a registered open-end management investment company from postponing the date of satisfaction of redemption requests for more than seven days after the tender of a security for redemption. This prohibition can cause operational difficulties for ETFs that hold foreign investments and exchange in-kind baskets for Creation Units. For example, local market delivery cycles for transferring foreign investments to redeeming investors, together with local market holiday schedules, can sometimes require a delivery process in excess of seven days. However, Rule 6c-11 grants relief from Section 22(e) to permit an ETF to delay satisfaction of a redemption request for more than seven days if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants, or the combination thereof prevents timely delivery of the foreign investment included in the ETF’s basket. Under this exemption, an ETF must deliver foreign investments as soon as practicable, but in no event later than 15 days after the tender to the ETF. The exemption therefore will permit a delay only to the extent that additional time for settlement is actually required, when a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming authorized participants prevents timely delivery of the foreign investment included in the ETF’s basket. If a foreign investment settles in less than 15 days, Rule 6c-11 requires an ETF to deliver it pursuant to the standard settlement time of the local market where the investment trades. Rule 6c-11 defines “foreign investment” as any security, asset or other position of the ETF issued by a foreign issuer (as defined by Rule 3b-4 under the 1934 Act), and that is traded on a trading market outside of the United States. This definition is not limited to “foreign securities,” but also includes other investments that may not be considered securities. Although these other investments may not be securities, they may present the same challenges for timely settlement as foreign securities if they are transferred in kind.

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Creation Transaction Fees. The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per Fund Share times the number of Fund Shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.

Redemption Transaction Fees. The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various facts-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per Fund Share times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the Fund Shares redeemed.

Suspension of Creations. The SEC has stated its position that an ETF generally may suspend the issuance of Creation Units only for a limited time and only due to extraordinary circumstances, such as when the markets on which the ETF’s portfolio holdings are traded are closed for a limited period of time. The SEC has also stated that an ETF could not set transaction fees so high as to effectively suspend the issuance of Creation Units. Circumstances in which the Fund may suspend creations include, but are not limited to: (i) the order is not in proper form; (ii) the purchaser or group of related purchasers, upon obtaining the Creation Units of Fund Shares ordered, would own 80% or more of the currently outstanding Fund Shares; (iii) the required consideration is not delivered; (iv) the acceptance of the basket would, in the opinion of the Fund, be unlawful; or (v) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Adviser, the Distributor, DTC, NSCC, the transfer agent, the custodian, any sub-custodian or any other participant in the purchase process; and similar extraordinary events. The Fund reserves the right to reject a creation order transmitted to it provided that such action does not result in a suspension of sales of creation units in contravention of 6c-11 and the SEC’s positions thereunder. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of the rejection of the order of such person. The Trust, the Fund, the transfer agent, the custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of baskets, nor shall any of them incur any liability for the failure to give any such notification.

Suspension of Redemptions. An ETF may suspend the redemption of Creation Units only in accordance with Section 22(e) of the 1940 Act. Section 22(e) stipulates that no registered investment company shall suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable security in accordance with its terms for more than seven days after the tender of such security to the company or its agent designated for that purpose for redemption, except (1) for any period (A) during which the NYSE is closed other than customary week-end and holiday closings or (B) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the investment company of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for such company fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the investment company.

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Exceptions to Use of Creation Units. Under Rule 6c-11 of the 1940 Act, ETFs are permitted to sell or redeem individual shares on the day of consummation of a reorganization, merger, conversion, or liquidation. In these limited circumstances, an ETF may need to issue or redeem individual shares and may need to transact without utilizing Authorized Participants.

Federal Tax Matters

This section summarizes some of the main U.S. federal income tax consequences of owning shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel may not have been asked to review, and may not have reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).

To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund’s assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which the Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (iii) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year. There are certain exceptions for failure to qualify if the failure is for reasonable cause or is de minimis, and certain corrective action is taken and certain tax payments are made by the Fund.

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As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

Subject to certain reasonable cause and de minimis exceptions, if the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

Distributions. Dividends paid out of the Fund’s investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund’s earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from the Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself.

The Fund will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend, which is eligible for the capital gains tax rates. The Fund cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

Income from the Fund may also be subject to a 3.8% “Medicare tax.” This tax generally applies to net investment income if the taxpayer’s adjusted gross income exceeds certain threshold amounts, which are $250,000 in the case of married couples filing joint returns and $200,000 in the case of single individuals.

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A corporation that owns Fund Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on shares that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be reported by the Fund as being eligible for the dividends received deduction.

Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly reported as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Fund Shares, rather than cash, generally will have a tax basis in each such Fund Share equal to the value of a share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund’s current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder’s basis in his or her Fund Shares. To the extent that the amount of any such distribution exceeds the shareholder’s basis in his or her Fund Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Fund Shares.

Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Fund Shares will receive a report as to the value of those Fund Shares.

Sale or Exchange of Fund Shares. Upon the sale or other disposition of Fund Shares, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund Shares. Generally, a shareholder’s gain or loss will be a long-term gain or loss if the Fund Shares have been held for more than one year.

Any loss realized on a sale or exchange will be disallowed to the extent that shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Fund Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Fund Shares.

Taxes on Purchase and Redemption of Creation Units. If a shareholder exchanges securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder’s aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position.

Nature of Fund Investments. Certain of the Fund’s investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income; (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash; (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur; and (vi) adversely alter the characterization of certain complex financial transactions.

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Investments in Certain Non-U.S. Corporations. If the Fund holds an equity interest in any “passive foreign investment companies” (“PFICs”), which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, the Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. The Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. The Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, the Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, the Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs are not treated as qualified dividend income.

Backup Withholding. The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or fail to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability.

Non-U.S. Shareholders. U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a non-U.S. trust or estate, a non-U.S. corporation or non-U.S. partnership (“non-U.S. shareholder”) depends on whether the income of the Fund is “effectively connected” with a U.S. trade or business carried on by the shareholder.

In addition to the rules described in this section concerning the potential imposition of withholding on distributions to non-U.S. persons, distributions to non-U.S. persons that are “financial institutions” may be subject to a withholding tax of 30% unless an agreement is in place between the financial institution and the U.S. Treasury to collect and disclose information about accounts, equity investments, or debt interests in the financial institution held by one or more U.S. persons or the institution is resident in a jurisdiction that has entered into such an agreement with the U.S. Treasury. For these purposes, a “financial institution” means any entity that (i) accepts deposits in the ordinary course of a banking or similar business; (ii) holds financial assets for the account of others as a substantial portion of its business; or (iii) is engaged (or holds itself out as being engaged) primarily in the business of investing, reinvesting or trading in securities, partnership interests, commodities or any interest (including a futures contract or option) in such securities, partnership interests or commodities. This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

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Distributions to non-financial non-U.S. entities (other than publicly traded non-U.S. entities, entities owned by residents of U.S. possessions, non-U.S. governments, international organizations, or non-U.S. central banks), will also be subject to a withholding tax of 30% if the entity does not certify that the entity does not have any substantial U.S. owners or provide the name, address and TIN of each substantial U.S. owner.  This withholding tax is also currently scheduled to apply to the gross proceeds from the disposition of securities that produce U.S. source interest or dividends. However, proposed regulations may eliminate the requirement to withhold on payments of gross proceeds from dispositions.

Income Not Effectively Connected. If the income from the Fund is not “effectively connected” with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

Distributions of capital gain dividends and any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder’s Fund Shares in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

Distributions from the Fund that are properly reported by the Fund as an interest-related dividend attributable to certain interest income received by the Fund or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Fund may not be subject to U.S. federal income taxes, including withholding taxes when received by certain non-U.S. shareholders, provided that the Fund makes certain elections and certain other conditions are met. For tax years after December 31, 2022, amounts paid to or recognized by a non-U.S. affiliate that are excluded from tax under the portfolio interest, capital gain dividends, short-term capital gains or tax-exempt interest dividend exceptions or applicable treaties, may be taken into consideration in determining whether a corporation is an “applicable corporation” subject to a 15% minimum tax on adjusted financial statement income.

In addition, capital gain distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the non-U.S. shareholder to file a United States tax return.

Income Effectively Connected. If the income from the Fund is “effectively connected” with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are properly reported by the Fund as undistributed capital gains and any gains realized upon the sale or exchange of Fund Shares will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

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Capital Loss Carryforward. Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward.

Other Taxation. Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

Determination of Net Asset Value

The NAV per Fund Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Fund Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is calculated by USBGFS and determined at the scheduled close of the regular trading session on the NYSE (ordinarily 4:00 p.m., Eastern time) on each day that the NYSE is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating the Fund’s NAV per Fund Share, the Fund’s investments are generally valued using market prices to the extent such market quotations are readily available. If market quotations are not readily available, including if market quotations are deemed to be unreliable by the Adviser, a Fund will fair value such investments and use the fair value to calculate the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser to perform the fair value determinations for the Fund’s portfolio holdings subject to the Board’s oversight. The Adviser’s fair value determinations will be carried out in compliance with Rule 2a-5 and based on fair value methodologies established and applied by the Adviser and periodically tested to ensure such methodologies are appropriate and accurate with respect to the Fund’s portfolio holdings. The Adviser’s fair value methodologies may involve obtaining inputs and prices from third-party pricing services.

Dividends and Distributions

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Dividends, Distributions and Taxes.”

General Policies. Dividends from net investment income of the Fund, if any, are declared and paid at least annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

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Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Fund.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of the Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Miscellaneous Information

Legal Counsel. Chapman and Cutler LLP, 320 South Canal Street, Chicago, Illinois 60606, is legal counsel to the Trust.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., located at 1835 Market Street, Suite 310, Philadelphia, Pennsylvania 19103, serves as the Fund’s independent registered public accounting firm. Cohen & Company, Ltd. audits the Fund’s financial statements and performs other related audit services.

Performance Information

To obtain the Fund’s most current performance information, please call (855) 561-5728 or visit the Fund’s website at https://www.roundhillinvestments.com/etf/xpay. From time to time, the Fund’s performance information, such as yield or total return, may be quoted in advertisements or in communications to present or prospective shareholders. Performance quotations represent the Fund’s past performance and should not be considered as representative of future results. The Fund will calculate its performance in accordance with the requirements of the rules and regulations under the 1940 Act, as they may be revised from time to time.

Financial Statements

The audited financial statements and related report of Cohen & Company, Ltd., the Fund’s independent registered public accounting firm, contained in the Fund’s N-CSR dated December 31, 2024, are hereby incorporated by reference. No other portions of the Fund’s Form N-CSR is incorporated herein by reference. A copy of the Fund’s Form N-CSR may be obtained upon request and without charge by calling the Fund at (855) 561-5728 during normal business hours.

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Exhibit A

Principal Holders Table*

Name of Beneficial Owner	Percentage of Shares Outstanding
Robinhood Securities, LLC 500 Colonial Center Parkway, Suite 100 Lake Mary, FL 32746	21.46%
National Financial Services LLC 499 Washington Boulevard Jersey City, New Jersey 07310-1995	21.38%
Charles Schwab & Co Inc. 211 Main Street San Francisco, California 94105-1905	19.25%
Interactive Brokers Group 209 South LaSalle Street Chicago, Illinois 60604	7.35%
Wells Fargo Clearing Services, LLC 1 North Jefferson Avenue St. Louis, MO 63103	7.12%
Morgan Stanley Smith Barney LLC 1300 Thames Street, 6th Floor Baltimore, Maryland 21231	5.37%
J.P. Morgan Securities LLC/JPMC 14201 Dallas Parkway Dallas, Texas 75254	5.03%

*	As of April 1, 2025

A-1

Roundhill ETF Trust

Part C – Other Information

Item 28.	Exhibits

Exhibit No. Description

(a)	Agreement and Declaration of Trust of the Registrant (1)

(b)	By-Laws of the Registrant (1)

(c)	Not applicable

(d)	(1) Investment Management Agreement between the Registrant and Roundhill Financial Inc. (1)

(2) Amended Schedule A to the Investment Management Agreement (4)

(3) Expense Reimbursement and Fee Waiver Agreement (3)

(4) Amended Exhibit A to Expense Reimbursement and Fee Waiver Agreement (5)

(5) Investment Sub-Advisory Agreement between the Roundhill Financial Inc. and Exchange Traded Concepts, LLC (1)

(6) Amended Schedule A to the Investment Sub-Advisory Agreement (4)

(e)	(1) ETF Distribution Agreement between the Registrant and Foreside Fund Services, LLC (1)

(2) Amended Exhibit A to the ETF Distribution Agreement (4)

(f)	Not Applicable.

(g)	(1) Custodian Agreement between the Registrant and U.S. Bank National Association (1)

(2) Amended Exhibit A to the Custodian Agreement (4)

(h)	(1) Fund Servicing Agreement by and between the Registrant and U.S. Bancorp Fund Services, LLC (1)

(2) Amended Exhibit 1 to the Fund Servicing Agreement (4)

(3) Form of Authorized Participant Agreement (1)

(i)	Opinion of Legal Counsel (5)

(j)	Consent of Independent Registered Public Accounting Firm (5)

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(p)	(1) Code of Ethics of Registrant (1)

(2) Code of Ethics of Roundhill Financial Inc. (1)

(3) Code of Ethics of Exchange Traded Concepts, LLC (1)

(q)	Powers of Attorney (2)

(1)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on October 20, 2023.

(2)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on January 10, 2024.

(3)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on February 27, 2024.

(4)	Previously filed with the Registrant’s Registration Statement on Form N-1A (File No. 333-273052) filed on April 8, 2025.

(5)	Filed herewith.

Item 29.	Persons Controlled By or Under Common Control with Registrant

Not Applicable.

Item 30.	Indemnification

Pursuant to Article VII, Section 2(a) of the Trust’s Agreement and Declaration of Trust (the “Declaration”), the Trust shall indemnify, out of Trust Property (as such term is defined in the “Declaration”), to the fullest extent permitted under applicable law, any Person (as such term is defined in the “Declaration”) who was or is a party or is threatened to be made a party to any Proceeding (as such term is defined in the “Declaration”) by reason of the fact that such Person is or was an Agent (as such term is defined in the “Declaration”) of the Trust, against Expenses (as such term is defined in the “Declaration”), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions of Rule 484 under the 1933 Act, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of the Declaration in a manner consistent with Release 11330 of the SEC under the 1940 Act, so long as the interpretation of Sections 17(h) and 17(i) thereunder remains in effect.

Item 31.	Business and Other Connections of the Investment Adviser

Certain information pertaining to the business and other connections of Roundhill Financial Inc. (“Roundhill”), the investment adviser to the Fund, is hereby incorporated by reference from the Prospectuses and Statements of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of Roundhill is incorporated by reference to the Form ADV filed by Roundhill with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-114971).

Certain information pertaining to the business and other connections of Exchange Traded Concepts, LLC (“ETC”), the investment sub-adviser to the Fund, is hereby incorporated by reference from the Prospectuses and Statements of Additional Information contained herein. The information required by this Item with respect to any director, officer or partner of ETC is incorporated by reference to the Form ADV filed by ETC with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-70485).

Item 32.	Principal Underwriter

(a)

Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the Registrant and the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.
2.	ABS Long/Short Strategies Fund
3.	Absolute Shares Trust
4.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
5.	AdvisorShares Trust
6.	AFA Multi-Manager Credit Fund
7.	AGF Investments Trust
8.	AIM ETF Products Trust
9.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
11.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
12.	AlphaCentric Prime Meridian Income Fund
13.	American Century ETF Trust
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust

17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ARK Venture Fund
20.	ASYMmetric ETFs Trust
21.	B.A.D. ETF, Series of Listed Funds Trust
22.	Bitwise Funds Trust
23.	Bluestone Community Development Fund
24.	BondBloxx ETF Trust
25.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
26.	Bridgeway Funds, Inc.
27.	Brinker Capital Destinations Trust
28.	Brookfield Real Assets Income Fund Inc.
29.	Build Funds Trust
30.	Calamos Convertible and High Income Fund
31.	Calamos Convertible Opportunities and Income Fund
32.	Calamos Dynamic Convertible and Income Fund
33.	Calamos Global Dynamic Income Fund
34.	Calamos Global Total Return Fund
35.	Calamos Strategic Total Return Fund
36.	Carlyle Tactical Private Credit Fund
37.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
38.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
39.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
40.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
41.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
42.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
43.	Center Coast Brookfield MLP & Energy Infrastructure Fund
44.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
45.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
46.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
47.	Clifford Capital International Value Fund, Series of World Funds Trust
48.	Clifford Capital Partners Fund, Series of World Funds Trust
49.	Cliffwater Corporate Lending Fund
50.	Cliffwater Enhanced Lending Fund
51.	Cohen & Steers Infrastructure Fund, Inc.
52.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
53.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
54.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
55.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
56.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
57.	Davis Fundamental ETF Trust
58.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
59.	Defiance Digital Revolution ETF, Series of ETF Series Solutions
60.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
61.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
62.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
63.	Defiance Quantum ETF, Series of ETF Series Solutions
64.	Direxion Shares ETF Trust
65.	Dividend Performers ETF, Series of Listed Funds Trust
66.	Dodge & Cox Funds
67.	DoubleLine ETF Trust
68.	DoubleLine Opportunistic Credit Fund
69.	DoubleLine Yield Opportunities Fund
70.	Eaton Vance NextShares Trust
71.	Eaton Vance NextShares Trust II
72.	EIP Investment Trust
73.	Ellington Income Opportunities Fund
74.	ETF Opportunities Trust
75.	Evanston Alternative Opportunities Fund
76.	Exchange Listed Funds Trust
77.	Fiera Capital Series Trust
78.	FlexShares Trust
79.	Forum Funds
80.	Forum Funds II
81.	Forum Real Estate Income Fund
82.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
83.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
84.	Grizzle Growth ETF, Series of Listed Funds Trust
85.	Guinness Atkinson Funds
86.	Harbor ETF Trust
87.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
88.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
89.	IDX Funds

90.	Innovator ETFs Trust
91.	Ironwood Institutional Multi-Strategy Fund LLC
92.	Ironwood Multi-Strategy Fund LLC
93.	John Hancock Exchange-Traded Fund Trust
94.	Kelly Strategic ETF Trust
95.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
96.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
97.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
98.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
103.	Manor Investment Funds
104.	Merk Stagflation ETF, Series of Listed Funds Trust
105.	Milliman Variable Insurance Trust
106.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
107.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
108.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
109.	Morgan Creek-Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
110.	Morningstar Funds Trust
111.	OTG Latin American Fund, Series of World Funds Trust
112.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
113.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
114.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
115.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
116.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
118.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
119.	Palmer Square Opportunistic Income Fund
120.	Partners Group Private Income Opportunities, LLC
121.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
122.	Perkins Discovery Fund, Series of World Funds Trust
123.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
124.	Plan Investment Fund, Inc.
125.	PMC Funds, Series of Trust for Professional Managers
126.	Point Bridge America First ETF, Series of ETF Series Solutions
127.	Preferred-Plus ETF, Series of Listed Funds Trust
128.	Putnam ETF Trust
129.	Quaker Investment Trust
130.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
131.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
132.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
133.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
134.	Renaissance Capital Greenwich Funds
135.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
136.	Reynolds Funds, Inc.
137.	RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
138.	RiverNorth Patriot ETF, Series of Listed Funds Trust
139.	RMB Investors Trust
140.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
141.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
142.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
143.	Roundhill Cannabis ETF, Series of Listed Funds Trust
144.	Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
145.	Roundhill MEME ETF, Series of Listed Funds Trust
146.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
147.	Roundhill Video Games ETF, Series of Listed Funds Trust
148.	Rule One Fund, Series of World Funds Trust
149.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
150.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
151.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
152.	SHP ETF Trust
153.	Six Circles Trust
154.	Sound Shore Fund, Inc.
155.	Sparrow Funds
156.	Spear Alpha ETF, Series of Listed Funds Trust
157.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
158.	STF Tactical Growth ETF, Series of Listed Funds Trust
159.	Strategy Shares
160.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
161.	Syntax ETF Trust
162.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

163.	The Community Development Fund
164.	The Finite Solar Finance Fund
165.	The Private Shares Fund
166.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
167.	Third Avenue Trust
168.	Third Avenue Variable Series Trust
169.	Tidal ETF Trust
170.	Tidal Trust II
171.	TIFF Investment Program
172.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
173.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
174.	Timothy Plan International ETF, Series of The Timothy Plan
175.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
176.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
177.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
178.	Total Fund Solution
179.	Touchstone ETF Trust
180.	TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
181.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
182.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
183.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
184.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
185.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
186.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
187.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
188.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
189.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
190.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
192.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
195.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
196.	U.S. Global Investors Funds
197.	Union Street Partners Value Fund, Series of World Funds Trust
198.	Variant Alternative Income Fund
199.	Variant Impact Fund
200.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
201.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
202.	VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
203.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
204.	VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
205.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
206.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
207.	VictoryShares Protect America ETF, Series of Victory Portfolios II
208.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
209.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
211.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
215.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
216.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
217.	VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
218.	VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
219.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
220.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
221.	VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
222.	Walthausen Funds
223.	West Loop Realty Fund, Series of Investment Managers Series Trust
224.	WisdomTree Trust
225.	WST Investment Trust
226.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)

To the best of the Registrant’s knowledge, the following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President

(c)

Not Applicable.

Item 33.	Location of Accounts and Records

Roundhill Financial Inc., 154 West 14th Street, 2nd Floor, New York, New York 10011, maintains the Registrant’s organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of New York, and State of New York on April 30, 2025.

Roundhill ETF Trust

By:	/s/ Timothy Maloney
Timothy Maloney, Chairman of the Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Will Hershey Will Hershey	President (Principal Executive Officer)	April 30, 2025

/s/ Timothy Maloney Timothy Maloney	Treasurer and Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 30, 2025

John Pesce*	Trustee	April 30, 2025
John Pesce

Felix Rivera*	Trustee	April 30, 2025
Felix Rivera

Jeffrey Youngman*	Trustee	April 30, 2025
Jeffrey Youngman

*	An original power of attorney authorizing Will Hershey and Timothy Maloney to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement were previously executed and were filed as an exhibit hereto.
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